[GRAPHIC OMITTED]

                                                      Smith Barney
                                                      Exchange
                                                      Reserve Fund

                                                      ------------------
                                                      SEMI-ANNUAL REPORT
                                                      ------------------

                                                      January 31, 1999

                                               [LOGO] Smith Barney Mutual Funds
                                                      Investing for your future.
                                                      Every day(R).

Smith Barney
Exchange
Reserve Fund

[PHOTO OMITTED]                  [PHOTO OMITTED]

HEATH B. MCLENDON                PHYLLIS M. ZAHORODNY

Chairman                         Vice President and
                                 Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Exchange Reserve Fund ("Fund") for the period ended January 31, 1999. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A summary of performance and more detailed financial information can be found in the appropriate sections that follow.

Please note that your investment in the Smith Barney Exchange Reserve Fund is neither insured, nor guaranteed, by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $l.00 per share, it is possible to lose money by investing in the Fund.

As of January 31, 1999, the Fund's average annual yield was 4.22% and the average annual effective yield, which assumes the reinvestment of dividends, was 4.30%.

Market Update and Outlook

The effects of the global events in Russia, Japan and Asia have finally reached the U.S. Many U.S. financial institutions have suffered losses due to their exposure to Russia and a widening spread on debt instruments from emerging markets. In fact, the widening spread of debt instruments has even occurred among "AA"-rated banks and brokerage firms as their future earnings continue to be questioned. Moreover, the near default of a major hedge fund caused spreads to widen even further as it began to liquidate its portfolio.

Instability in the capital markets and the downturn in the U.S. stock market prompted the Federal Reserve Board ("Fed") to take three pre-emptive moves lowering the federal-funds rate from 5.50% to 4.75%. (The federal-funds rate is the interest rate banks charge each other for overnight loans and a closely watched indicator of the direction of interest


--------------------------------------------------------------------------------
Smith Barney Exchange Reserve Fund                                             1
rates.) In our view, this 75-basis point ease in the Fed's monetary policy has enabled the financial markets to function once again in an orderly, yet still cautious fashion. A full-blown credit crunch and recession probably has been avoided due to decisive Fed action.

The U.S. economy, which was projected by many economists to slow, has remained robust. Gross Domestic Product ("GDP") for the fourth quarter of 1998 was reported at 5.6%. Several factors such as low interest rates, a healthy housing market, strong consumer spending, recent lows in oil prices, a rebound in stock prices, great strides in research and technology and a bottoming out in Asia have all helped support domestic economic growth. In our view, the current negatives weighing on the U.S. economy are the weakness in U.S. manufacturing and Brazil's poor fiscal and monetary state. The Fed will probably opt to keep monetary policy unchanged over the next several months and then possibly raise interest rates toward the latter part of 1999 if GDP, money supply and commodity prices rise too fast.

Investment Update

During the reporting period, the Fund grew over 49% in asset size and the Fund's investment parameters remained conservative. We are committed to our belief that managing for interest rates and buying value on the yield curve can be more successful over the long term than purchasing securities with higher risks. (The yield curve shows the difference in yields between short-term and long-term fixed-income securities.)

The Fund remains well diversified with 38 different issuers and the largest exposure in any one issuer is 3.7%. As of January 31, 1999, Fund assets were invested 50% in corporate commercial paper and 50% in bank obligations. The average maturity for the Fund has ranged from 20 to 44 days throughout the reporting period. At the end of the Fund's fiscal year end, the average maturity was 22 days.

In closing, thank you for investing in the Smith Barney Exchange Reserve Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals in the years ahead.

Sincerely,


/s/ Heath B. McLendon        /s/ Phyllis M. Zahorodny

Heath B. McLendon            Phyllis M. Zahorodny
Chairman                     Vice President and
                             Investment Officer

February 26, 1999


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

     FACE                                                      ANNUALIZED
    AMOUNT                SECURITY                                YIELD         VALUE
========================================================================================
BANK NOTES -- 2.2%
  $3,000,000  NationsBank matures 04/15/99
              (Cost -- $3,000,000)                                5.05%       $3,000,000
========================================================================================
COMMERCIAL PAPER -- 94.1%
   2,000,000  Abbey National North America matures 2/4/99         4.85         1,999,195
   4,000,000  Alliance & Leicester Building Society
                matures 2/12/99                                   4.84         3,994,097
   3,000,000  American Express Credit Corp. matures 2/10/99       4.84         2,996,385
   3,000,000  ANZ Delaware Inc. matures 2/11/99                   4.87         2,995,958
   3,000,000  Associates Corp. of North America
                matures 3/16/99                                   4.87         2,982,693
   5,000,000  Bank Austriaengesellschaft matures 2/1/99           4.81         5,000,000
   4,775,000  Bank of New York mature 2/12/99 to 2/22/99      4.87 to 5.15     4,763,480
   3,000,000  Banque Nationale de Paris matures 2/18/99           5.34         2,992,492
   5,000,000  BCI Funding Corp. mature 3/8/99 to 3/16/99      4.91 to 4.92     4,973,060
   3,000,000  Canadian Imperial Bank Commerce
                matures 2/4/99                                    5.25         2,998,705
   3,000,000  Canadian Wheat Board matures 2/12/99                4.82         2,995,600
   2,002,000  Daimler-Benz North America Corp.
                matures 3/19/99                                   4.87         1,989,644
   4,000,000  Dresdner US Finance Inc. matures 2/4/99             4.87         3,998,380
   5,000,000  E.I. du Pont de Nemours mature
                2/4/99 to 3/25/99                             4.85 to 4.86     4,978,392
   5,000,000  Ford Motor Credit mature 2/4/99 to 2/25/99      4.87 to 5.22     4,992,259
   5,000,000  General Electric Capital Corp. mature
                2/8/99 to 3/24/99                             4.84 to 5.30     4,983,349
   2,150,000  General Motors Acceptance Corp.
                matures 3/19/99                                   4.89         2,136,676
   3,000,000  Generale Bank matures 2/10/99                       5.30         2,996,078
   3,000,000  GTE Corp matures 2/11/99                            5.48         2,995,500
   5,000,000  Goldman Sachs mature 2/25/99 to 2/26/99         4.82 to 4.91     4,983,573
   4,450,000  International Lease Finance mature
                3/12/99 to 3/19/99                            4.83 to 4.85     4,425,474
   4,000,000  J.P. Morgan & Co. matures 3/15/99                   4.87         3,977,460
   5,000,000  Lucent Technologies mature
                2/12/99 to 3/23/99                            4.83 to 4.85     4,982,239
   2,000,000  Merrill Lynch matures 4/5/99                        4.84         1,983,235
   2,000,000  Morgan Stanley Dean Witter & Co.
                matures 2/11/99                                   5.42         1,997,033
   3,000,000  National Australia Funding Delaware
                matures 2/9/99                                    4.85         2,996,780
   4,000,000  Nestle Capital Corp. matures 2/1/99                 4.77         4,000,000
   2,175,000  Oesterreichsche Kontrollbank matures 2/16/99        5.34         2,170,197
   5,000,000  Paribas SA matures 2/1/99                           4.81         5,000,000
   3,000,000  Pfizer Inc. matures 2/10/99                         4.84         2,996,385
   1,950,000  San Paolo US Finance Inc. matures 2/23/99           4.83         1,944,268
   3,000,000  Shell Oil matures 2/12/99                           4.82         2,995,600

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Exchange Reserve Fund                                             3

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE                                                      ANNUALIZED
    AMOUNT                SECURITY                                YIELD         VALUE
========================================================================================
COMMERCIAL PAPER -- 94.1% (continued)
 $ 4,000,000  United Bank of Switzerland matures 2/16/99          4.88%     $  3,991,900
   5,000,000  USAA Capital Corp. matures 2/1/99                   4.80         5,000,000
   2,000,000  Walt Disney Co. matures 2/26/99 to 3/26/99      4.82 to 5.14     1,989,435
   3,000,000  Westdeutsche Landesbank matures 2/10/99             4.92         2,996,325
----------------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (Cost -- $126,191,847)                                         126,191,847
========================================================================================
TIME DEPOSITS -- 3.7%
   4,905,000  First Chicago (National Bank) matures 2/1/99
              (Cost -- $4,905,000)                                4.81         4,905,000
========================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $134,096,847*)                                       $134,096,847
========================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
    Investments, at amortized cost                                 $134,096,847
    Cash                                                                     91
    Interest receivable                                                  26,393
    Prepaid registration fees                                           280,070
-------------------------------------------------------------------------------
    Total Assets                                                    134,403,401
-------------------------------------------------------------------------------
LIABILITIES:
    Dividends payable                                                   292,730
    Distribution fees payable                                            94,600
    Administration fees payable                                          36,078
    Investment advisory fees payable                                     36,402
-------------------------------------------------------------------------------
    Total Liabilities                                                   459,810
-------------------------------------------------------------------------------
Total Net Assets                                                   $133,943,591
===============================================================================
NET ASSETS:
    Par value of shares of beneficial interest                     $    133,964
    Capital paid in excess of par value                             133,830,044
    Accumulated net realized loss from security transactions            (20,417)
-------------------------------------------------------------------------------
Total Net Assets                                                   $133,943,591
===============================================================================
Shares Outstanding:
    Class B                                                         119,628,316
    ---------------------------------------------------------------------------
    Class L                                                          14,335,692
    ---------------------------------------------------------------------------
Net Asset Value, Per Class                                                $1.00
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Exchange Reserve Fund                                             5

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999

INVESTMENT INCOME:
    Interest                                                          $3,848,066
--------------------------------------------------------------------------------
EXPENSES:
    Distribution fees (Note 3)                                           358,123
    Investment advisory fees (Note 3)                                    214,874
    Administration fees (Note 3)                                         143,249
    Shareholder and system servicing fees                                 38,720
    Registration fees                                                     30,871
    Audit and legal                                                       28,677
    Custody fees                                                          11,980
    Shareholder communications                                             7,024
    Trustees' fees                                                         4,509
    Other                                                                  6,169
--------------------------------------------------------------------------------
    Total Expenses                                                       844,196
--------------------------------------------------------------------------------
Net Investment Income                                                  3,003,870
--------------------------------------------------------------------------------
Net Realized Gain From Security Transactions                              13,532
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                                $3,017,402
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Year Ended July 31, 1998

                                                      1999             1998
===============================================================================
OPERATIONS:
    Net investment income                        $   3,003,870    $   4,831,392
    Net realized gain                                   13,532            4,628
-------------------------------------------------------------------------------
    Increase in Net Assets From Operations           3,017,402        4,836,020
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS (NOTE 2)                  (3,003,870)      (4,831,392)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares               443,630,892      430,187,888
    Net asset value of shares issued for
      reinvestment of dividends                      2,470,393        4,209,538
    Cost of shares reacquired                     (395,672,499)    (473,623,461)
-------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From
      Fund Share Transactions                       50,428,786      (39,226,035)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   50,442,318      (39,221,407)

NET ASSETS:
    Beginning of period                             83,501,273      122,722,680
-------------------------------------------------------------------------------
    End of period                                $ 133,943,591    $  83,501,273
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Exchange Reserve Fund                                             7

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Exchange Reserve Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other Funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of the relative net assets of each class; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date. Net realized gains, if any, are distributed annually.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter declines by 1.00% per year until no CDSC is incurred. For the six months ended January 31, 1999, CDSCs paid to SSB were approximately:

                                                                         Class B
================================================================================
CDSCs                                                                   $349,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% of the average daily net assets for each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were:

                                                              Class B    Class L
================================================================================
Distribution Plan Fees                                       $317,236    $40,887
================================================================================

All officers and one Trustee of the Trust are employees of SSB.

4. Capital Loss Carryforward

At July 31, 1998, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $33,900, available to offset future capital gains through July 31, 1999. To the extent that these carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.


--------------------------------------------------------------------------------
Smith Barney Exchange Reserve Fund                                             9

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Because the Fund has sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

Transactions in shares of beneficial interest of the Fund were as follows:

                                             Six Months Ended       Year Ended
                                             January 31, 1999     July 31, 1998
===============================================================================
Class B
Shares sold                                     339,266,333         319,546,146
Shares issued on reinvestment                     2,202,170           3,892,738
Shares reacquired                              (296,061,161)       (366,172,777)
-------------------------------------------------------------------------------
Net Increase (Decrease)                          45,407,342         (42,733,893)
===============================================================================
Class L+
Shares sold                                     104,364,559         110,641,742
Shares issued on reinvestment                       268,223             316,800
Shares reacquired                               (99,611,338)       (107,450,684)
-------------------------------------------------------------------------------
Net Increase                                      5,021,444           3,507,858
===============================================================================

+ On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class B Shares                           1999(1)(2)         1998              1997             1996           1995             1994
===================================================================================================================================
Net Asset Value,
  Beginning of Period                   $1.00              $1.00             $1.00            $1.00          $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                 0.021              0.044             0.043            0.044          0.044            0.022
  Dividends from net
    investment income                  (0.021)            (0.044)           (0.043)          (0.044)        (0.044)          (0.022)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00              $1.00             $1.00            $1.00          $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                             2.13%++            4.51%             4.43%            4.53%          4.49%            2.18%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)               $119,605            $74,186          $116,915         $150,421       $160,432         $252,246
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               1.17%+             1.21%             1.16%            1.17%          1.24%            1.26%
  Net investment income                  4.17+              4.43              4.34             4.45           4.35             2.24
===================================================================================================================================

Class L Shares                           1999(1)(2)         1998(3)           1997             1996           1995(4)
==================================================================================================================
Net Asset Value,
  Beginning of Period                   $1.00              $1.00             $1.00            $1.00          $1.00
------------------------------------------------------------------------------------------------------------------
  Net investment income                 0.021              0.044             0.043            0.044          0.035
  Dividends from net
    investment income                  (0.021)            (0.044)           (0.043)          (0.044)        (0.035)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00              $1.00             $1.00            $1.00          $1.00
------------------------------------------------------------------------------------------------------------------
Total Return                             2.13%++            4.52%             4.42%            4.51%          3.52%++
------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)                $14,339             $9,315            $5,808           $9,444         $2,850
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               1.17%+             1.21%             1.16%            1.17%          1.21%+
  Net investment income                  4.17+              4.43              4.34             4.39           4.76+
==================================================================================================================

(1) For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) On June 12, 1998, Class C shares were renamed Class L shares.

(4) For the period from November 7, 1994 (inception date) to July 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
Smith Barney Exchange Reserve Fund                                            11

                     (This page intentionally left blank.)

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Trustees

Lee Abraham
Allan J. Bloostein
Richard E. Hanson, Jr.
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
President and Investment Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President and
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Adviser
and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing
Agent

First Data Investor Services
Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney Exchange Reserve Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Exchange Reserve Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2388 3/99




                                 [PHOTO OMITTED]

                                                      Smith Barney
                                                      Convertible
                                                      Fund

                                 [PHOTO OMITTED]
                                                      ------------------
                                                      SEMI-ANNUAL REPORT
                                                      ------------------

                                                      January 31, 1999

                                               [LOGO] Smith Barney Mutual Funds
                                                      Investing for your future.
                                                      Every day(R).

Smith Barney
Convertible Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Convertible Fund seeks current income and capital appreciation by investing in convertible securities. Convertible securities are bonds or preferred stocks that can be converted into a predetermined number of shares of common stocks after a predetermined date.

Smith Barney Convertible Fund
Average Annual Total Returns
January 31, 1999

                                        Without Sales Charges(1)
                         -------------------------------------------------------
                         Class A         Class B        Class L         Class O
================================================================================
Six-Month+               (2.90)%         (3.16)%        (3.17)%         (3.09)%
--------------------------------------------------------------------------------
One-Year                 (0.92)          (1.34)           N/A           (1.26)
--------------------------------------------------------------------------------
Five-Year                 7.48            6.96            N/A             N/A
--------------------------------------------------------------------------------
Ten-Year                   N/A            8.10            N/A             N/A
--------------------------------------------------------------------------------
Since Inception++         9.00            8.11          (3.88)+          9.87
================================================================================

                                          With Sales Charges(2)
                         -------------------------------------------------------
                         Class A         Class B        Class L         Class O
================================================================================
Six-Month+                (7.76)%        (7.78)%        (5.05)%         (4.01)%
--------------------------------------------------------------------------------
One-Year                  (5.86)         (5.95)           N/A           (2.19)
--------------------------------------------------------------------------------
Five-Year                  6.38           6.81            N/A             N/A
--------------------------------------------------------------------------------
Ten-Year                    N/A           8.10            N/A             N/A
--------------------------------------------------------------------------------
Since Inception++          8.11           8.11          (5.73)+          9.87
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L and O shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B, L and O shares are November 6, 1992, September 9, 1986, June 15, 1998 and November 7, 1994, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

The primary objective of the Convertible Fund has not changed during the reporting period. We seek to provide investors with current income and capital appreciation by investing in convertible securities. Our strategy is to combine fundamentally strong companies with attractively priced convertible securities. We continue to focus on high-quality convertible issues that offer attractive total return opportunities with the potential for lower volatility and less risk.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

               Class A                    SCRAX
               Class B                    SCVSX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter .......................................................  1

Historical Performance ...................................................  5

Smith Barney Convertible Fund at a Glance ................................  8

Schedule of Investments ..................................................  9

Statement of Assets and Liabilities ...................................... 14

Statement of Operations .................................................. 15

Statements of Changes in Net Assets ...................................... 16

Notes to Financial Statements ............................................ 17

Financial Highlights ..................................................... 21

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]                     [PHOTO OMITTED]

HEATH B. MCLENDON                   ROBERT E. SWAB

Chairman                            Vice President and
                                    Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Convertible Fund ("Fund") for the period ended January 31, 1999. In this report, we summarize the period's prevailing economic and market conditions, and outline the Fund's strategy. Detailed summaries of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Special Discipline Series Fund

The Smith Barney Convertible Fund is part of the Special Discipline Series of Smith Barney Mutual Funds. The Special Discipline Series Funds are mutual funds that explore opportunities in a narrower sector of the market or by using a narrower investment focus.

Performance and Strategy Overview

For the six months period ended January 31, 1999, the Smith Barney Convertible Fund returned a negative 2.90% for its Class A shares without sales charges. This compared with its Lipper Inc. convertible securities peer group average of 3.09% over the same period. (Lipper is a major fund - tracking organization.)

The Fund underperformed its Lipper peer group average for several reasons. The Convertible Fund is a well diversified portfolio that invests primarily in convertible securities and avoids investing in other asset classes such as common stock. During the past six months, common stocks rose in excess of roughly 14% as measured by the S&P 500 Index, a capitalization-weighted measure of 500 widely held common stocks. Many of the funds within the Lipper convertible fund category invest in common stocks and have directly benefited from the stock market's recent strength. We believe our conservative investment approach tends to offer more downside protection and reduced volatility compared to many convertible funds that invest in stocks. However, in rising markets, the Fund may underperform.

Moreover, the Fund's relative performance also suffered due to some of our holdings in the energy and real estate sectors. Although we believe the long-term fundamentals of the companies in these two sectors remain favorable, over the past six months both sectors were, for the most part, shunned by the investment community.

Economic and Market Overview

At the risk of stating the obvious, the past six months have truly been a remarkable period for the U.S. economy and world financial markets. Since our last report, economic growth in the U.S. has been surprisingly strong, further extending the business cycle expansion that began in 1991. In addition, inflation, as measured by the Consumer Price Index ("CPI"), remained relatively stable in the 11 1/42 -2% range. Inflation has rarely been this low this late in the business cycle. During the reporting period, stocks benefited from a growing U.S. economy, continued growth in corporate earnings and most importantly, lower interest rates. Subsequently, the bond market performed well as interest rates drifted lower in response to the continued good news on inflation. During the past six months, the yield on the 30-year U.S. Treasury bond dropped from 5.72% to 5.09%.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund

These statistics suggest that all was well for the financial markets during the reporting period. However, several global events this past summer heightened investor uncertainty and led to more volatility in both the U.S. and world financial markets. In fact there was a period between August and early October of last year that investors became extremely nervous and day-to-day market volatility was considerable.

Following a relatively uneventful first half of 1998 (a period where the economy and financial markets behaved well) several events during the summer helped shift investor psychology dramatically to the negative. Heightened concerns regarding the emerging markets, Japan's anemic economy, Russia's default, the Clinton impeachment, major hedge fund liquidations and a Federal Reserve Board ("Fed") hands-off monetary policy helped to contribute to a significant sell-off in the world stock markets between July and early October of 1998. The Dow Jones Industiral Average actually was down about 13% from July 31, 1998 through October 8, 1998, the day Fed took decisive action. Many investment professionals were worried that a global credit crunch could materialize once Russia defaulted on its debt. (A credit crunch is generally defined as when banks tighten their lending standards.)

The Fed, sensing a quasi-state of investor panic following the huge decline in global stock markets, provided much needed liquidity to the financial system through three interest-rate cuts. This change in its monetary policy, coupled with some aggressive fiscal policy changes in Japan and other troubled emerging market countries, helped to stabilize the global markets and ease investor concerns. We believe the Fed will continue to be the "lender of last resort" if pressures on the world financial system re-emerge. By this we mean the Fed should continue to provide liquidity by lowering interest rates further in order to keep the global financial system stable.

The widening of credit spreads (i.e., the difference in interest rate levels) between corporate debt securities and U.S. Government Treasuries following the Russian debt default had a negative impact on the convertible securities market. (Convertible securities are essentially corporate debt securities that have an equity conversion feature.) Most fixed income securities not backed by the U.S. government sold off sharply prior to the Fed's action in early October. Investors were convinced a credit crunch was inevitable. However the lowering of interest rates by the Fed helped to narrow the interest rate spread between corporate and U.S. government securities. As long as the U.S. economy continues to grow and progress is made on solving some of the problems in emerging market economies, "spreads" should continue to contract. This would bode well for the convertible securites market and the Fund going forward.

Portfolio Transactions

The primary objective of the Convertible Fund has not changed during the reporting period. We seek to provide investors with current income and capital appreciation by investing in convertible securities. Our strategy is to combine fundamentally strong companies with attractively priced convertible securities. We continue to focus on high-quality convertible issues that offer attractive total return opportunities with the potential for lower volatility and less risk.

As previously noted, we rarely invest in other asset classes. We believe investing in other asset classes such as common stocks would increase the Fund's risk and volatility. In additon, we usually do not invest in securities that are not rated by at least one of the major credit reporting and bond rating agencies such as Moody's Investors Service, Inc. or Standard & Poor's Ratings Service.

We further attempt to reduce volatility and risk through broad diversification. Over 20 different industries are now represented in the Convertifble Fund. Some of the more heavily weighted sectors include health care, retail and manufacturing. Although no guarantees can be made, we believe these sectors have outstanding long-term capital apprecication potential. Since our last report, the Fund established new positions in:


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

o     AES Corp., the world's largest global power company.

o Cable and Wireless Communications PLC, an integrated telecom mu ni ca tions company operating throughout the United Kingdom.

o Mail-Well, Inc., a manufacturer and printer of en velopes and high-impact color materials.

We also added to previously established positions in ...

o Elan, a company that develops delivery systems de signed to control the absorption and utilization of pharmaceutical compounds

o U.S. Filter, one of the world's leading producers of water treatment and recycling equipment.

o Waste Management, a company that provides waste managaement and services domestically and in selected international markets.

During the past six months, we sold our positions in Parker Drilling, Phycor, Men's Wearhouse Inc., Saks Holdings Inc., and Central Parking because the convertible pricing characteristics had changed for these issues.

Over the past few months, the number of companies issuing new convertble securities has declined relative to the past few years. We believe this trend will change over the next year as corporate interest rate spreads relative to Treasuries go back toward more historical levels. We think that the new issue market offers attractive opportunities.

Market Outlook

We believe the U.S. economy should continue to grow at a moderate pace in 1999 with Gross Domestic Product ("GDP") increasing 2% to 3%. This will be the eighth consecutive year the economy has expanded. Interest rates should remain relatively stable as inflation expectations remain low and world economic growth continues to moderate. However, a more meaningful slowdown in economic growth later this year coupled with export restraints brought on by global economic problems could impact U.S. corporate profit growth. Corporate earnings growth rates have already declined over the past year.

During the last four years, the stock market has provided investors with returns in excess of 20% annually. The fundamentals are still strong enough to support further gains; however, the decline in the growth rate of corporate earnings recently suggests that it may be difficult to match those returns generated by the market in the period 1995 through 1998. We think investors should anticipate more historical returns of 10% to 12% for the stock market over the next several years.

We also believe small- and mid-capitalization companies should finally begin to show stronger relative performance compared to large-capitalization companies. For four years, the large-capitalizaion companies seem to have been the only game in town. However, valuation levels are now quite high for many of these large multi-national companies. We think small- and mid-capitalization companies may finally play catch up. This should benefit the convertible securies market as the majority of companies that issue convertible securities are typically smaller- and mid-sized companies. If our expectations come true, the Convertible Fund should provide attractive, competitive, risk-adjusted returns for shareholders in the years ahead.

Thank you for your investment in the Smith Barney Convertible Fund. We encourage you to visit our web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon               /s/ Robert E. Swab

Heath B. McLendon                   Robert E. Swab
Chairman                            Vice President and
                                    Investment Officer

March 1, 1999


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                  3

--------------------------------------------------------------------------------
Top Five Stock Holdings*                                  As of January 31, 1999
--------------------------------------------------------------------------------

  1. Kmart Financing                                                        2.0%
--------------------------------------------------------------------------------
  2. Bethlehem Steel Corp.                                                  1.9
--------------------------------------------------------------------------------
  3. American General Corp.                                                 1.7
--------------------------------------------------------------------------------
  4. Unocal Capital Trust                                                   1.6
--------------------------------------------------------------------------------
  5. International Paper Co.                                                1.5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top Five Bond Holdings*                                   As of January 31, 1999
--------------------------------------------------------------------------------

  1. Athena Neurosciences Inc.                                             3.8%
--------------------------------------------------------------------------------
  2. Bell Atlantic Financial Services Corp.                                 3.2
--------------------------------------------------------------------------------
  3. Waste Management Inc.                                                  2.9
--------------------------------------------------------------------------------
  4. Rite Aid Corp.                                                         2.8
--------------------------------------------------------------------------------
  5. Alpharma Inc.                                                          2.7
--------------------------------------------------------------------------------

* As a percentage of total investments.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                    --------------------------
                                    Beginning           End            Income        Capital Gain         Return         Total
Period Ended                        of Period        of Period        Dividends      Distributions      of Capital     Returns(1)
====================================================================================================================================
1/31/99                              $16.90            $15.61           $0.33            $0.44             $0.00         (2.90)%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/98                               18.61             16.90            0.79             1.26              0.00          1.97
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                               15.66             18.61            0.75             0.36              0.00         26.94
------------------------------------------------------------------------------------------------------------------------------------
7/31/96                               15.27             15.66            0.73             0.00              0.00          7.41
------------------------------------------------------------------------------------------------------------------------------------
7/31/95                               14.56             15.27            0.73             0.00              0.00         10.35
------------------------------------------------------------------------------------------------------------------------------------
7/31/94                               14.99             14.56            0.73             0.00              0.00          1.99
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93                 13.82             14.99            0.51             0.03              0.00         12.63+
====================================================================================================================================
  Total                                                                 $4.57            $2.09             $0.00
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                    --------------------------
                                    Beginning           End            Income        Capital Gain         Return          Total
Period Ended                        of Period        of Period        Dividends      Distributions      of Capital      Returns(1)
====================================================================================================================================
1/31/99                              $16.89            $15.59           $0.30            $0.44             $0.00           (3.16)%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/98                               18.60             16.89            0.71             1.26              0.00            1.51
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                               15.66             18.60            0.67             0.36              0.00           26.29
------------------------------------------------------------------------------------------------------------------------------------
7/31/96                               15.27             15.66            0.66             0.00              0.00            6.91
------------------------------------------------------------------------------------------------------------------------------------
7/31/95                               14.56             15.27            0.66             0.00              0.00            9.80
------------------------------------------------------------------------------------------------------------------------------------
7/31/94                               14.99             14.56            0.66             0.00              0.00            1.50
------------------------------------------------------------------------------------------------------------------------------------
7/31/93                               13.84             14.99            0.62             0.04              0.00           13.40
------------------------------------------------------------------------------------------------------------------------------------
7/31/92                               12.51             13.84            0.64             0.00              0.02           16.25
------------------------------------------------------------------------------------------------------------------------------------
7/31/91                               12.21             12.51            0.68             0.00              0.03            8.86
------------------------------------------------------------------------------------------------------------------------------------
7/31/90                               13.80             12.21            0.83             0.11              0.04           (4.53)
------------------------------------------------------------------------------------------------------------------------------------
7/31/89                               13.04             13.80            0.86             0.01              0.00           13.09
====================================================================================================================================
  Total                                                                 $7.29            $2.22             $0.09
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                    --------------------------
                                    Beginning           End            Income        Capital Gain         Return          Total
Period Ended                        of Period        of Period        Dividends      Distributions      of Capital      Returns(1)
====================================================================================================================================
1/31/99                              $16.90            $15.61           $0.29            $0.44             $0.00           (3.17)%+
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/98                 17.14             16.90            0.12             0.00              0.00           (0.74)+
====================================================================================================================================
Total                                                                   $0.41            $0.44             $0.00
====================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                  5

--------------------------------------------------------------------------------
Historical Performance -- Class O Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                    --------------------------
                                    Beginning           End            Income        Capital Gain         Return          Total
Period Ended                        of Period        of Period        Dividends      Distributions      of Capital      Returns(1)
====================================================================================================================================
1/31/99                              $16.87            $15.58           $0.31            $0.44             $0.00          (3.09)%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/98                               18.58             16.87            0.71             1.26              0.00           1.53
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                               15.64             18.58            0.68             0.36              0.00          26.37
------------------------------------------------------------------------------------------------------------------------------------
7/31/96                               15.27             15.64            0.67             0.00              0.00           6.82
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/95                 14.09             15.27            0.49             0.00              0.00          12.17+
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                 $2.86            $2.06             $0.00
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                    --------------------------
                                    Beginning           End            Income        Capital Gain         Return          Total
Period Ended                        of Period        of Period        Dividends      Distributions      of Capital      Returns(1)
====================================================================================================================================
1/31/99                              $16.98            $15.70           $0.36            $0.44             $0.00          (2.66)%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/98                               18.66             16.98            0.84             1.26              0.00           2.42
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                               15.68             18.66            0.80             0.36              0.00          27.44
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/96                 16.15             15.68            0.39             0.00              0.00          (0.56)+
====================================================================================================================================
  Total                                                                 $2.39            $2.06             $0.00
====================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                                               Without Sales Charges(1)
                                                    --------------------------------------------------------------------------------
                                                    Class A           Class B          Class L           Class O        Class Y
====================================================================================================================================
Six Months Ended 1/31/99+                            (2.90)%          (3.16)%          (3.17)%           (3.09)%        (2.66)%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1/31/99                                   (0.92)           (1.34)             N/A             (1.26)         (0.41)
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/99                              7.48             6.96              N/A               N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/99                                N/A             8.10              N/A               N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 1/31/99                            9.00             8.11            (3.88)+            9.87           8.15
====================================================================================================================================

                                                                                With Sales Charges(1)
                                                    --------------------------------------------------------------------------------
                                                    Class A           Class B          Class L           Class O        Class Y
====================================================================================================================================
Six Months Ended 1/31/99+                            (7.76)%          (7.78)%          (5.05)%           (4.01)%        (2.66)%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 1/31/99                                   (5.86)           (5.95)             N/A             (2.19)         (0.41)
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/99                              6.38             6.81              N/A               N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/99                                N/A             8.10              N/A               N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 1/31/99                            8.11             8.11            (5.73)+            9.87           8.15
====================================================================================================================================


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 1/31/99)                             71.11%
--------------------------------------------------------------------------------
Class B (1/31/89 through 1/31/99)                               117.87
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/99)                             (3.88)+
--------------------------------------------------------------------------------
Class O (Inception* through 1/31/99)                             48.98
--------------------------------------------------------------------------------
Class Y (Inception* through 1/31/99)                             26.34
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L and O shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L, O and Y shares are November 6, 1992, September 9, 1986, June 15, 1998, November 7, 1994 and February 7, 1996, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                  7

--------------------------------------------------------------------------------
Smith Barney Convertible Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the Smith Barney Convertible Fund vs. Standard &Poor's 500 Index and Lipper Convertible Securities Fund Peer Group Average+
--------------------------------------------------------------------------------
                          January 1989 -- January 1999

                                [GRAPHIC OMITTED]

   [The following table was depicted as a line chart in the printed material.]

                                                             Lipper Convertible
               Smith Barney         Standard & Poor's        Securities Fund
             Convertible Fund          500 Index             Peer Group Average
             ----------------          ---------             ------------------
 Jan\1989         10000                  10000                     10000
July\1989         10750                  11525                     11840
July\1990         10263                  11688                     12610
July\1991         11173                  12829                     14220
July\1992         12988                  15024                     16038
July\1993         14729                  17744                     17440
July\1994         14950                  18351                     18339
July\1995         16415                  20775                     23127
July\1996         17549                  22555                     26956
July\1997         22163                  26892                     37831
July\1998         22498                  28716                     45133
 Jan\1999         21787                  29603                     51912

+ Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1999. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Ex change, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Con vertible Securities Fund Peer Group Average is composed of the Fund's peer group of 59 mutual funds, as of January 31, 1999, investing in convertible securities. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The per formance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

                3.9%  Communications
                4.8%  Diversified and Conglomerate Mfg.
                6.7%  Environmental Control
                4.7%  Finance Companies - Consumer Credit
               10.7%  Health Care, Drugs & Hospital Supp.
                4.1%  Lodging
                5.8%  Metals and Mining
                4.1%  Oil and Natural Gas
                4.1%  Restaurants - Food Services
               10.0%  Retail
               41.1%  Other

Investment Breakdown*
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

   [The following table was depicted as a pie chart in the printed material.]

                     5.8%  Repurchase Agreement
                    61.2%  Convertible Bonds and Notes
                    33.0%  Convertible Preferred Stock

       * As a percentage of total investments.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

        SHARES                                             SECURITY                                                     VALUE
==================================================================================================================================
CONVERTIBLE PREFERRED STOCK -- 33.0%

Building and Construction -- 2.2%
         40,000            Beazer Homes USA, Series A, Exchange 8.000%                                                  $1,420,000
         40,000            Fleetwood Capital Trust, Exchange 6.000%+                                                     1,920,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,340,000
----------------------------------------------------------------------------------------------------------------------------------
Electronics and Military -- 1.4%
         50,000            Coltec Capital Trust, Exchange 5.250%+                                                        2,125,000
----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - Consumer Credit -- 4.7%
         30,000            American General Delaware LLC, Series A, Exchange 6.000%                                      2,677,500
         50,000            CNB Capital Trust I, Exchange 6.000%                                                          1,328,125
         30,000            St. Paul Captial LLC, Exchange 6.000%                                                         1,740,000
         30,000            Tosco Financing Trust, Exchange 5.750%                                                        1,398,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,144,375
----------------------------------------------------------------------------------------------------------------------------------
Home Furnishings -- 1.1%
         30,000            Newell Financial Trust I, Exchange 5.250%+                                                    1,612,500
----------------------------------------------------------------------------------------------------------------------------------
Lodging -- 1.0%
         40,000            Host Marriot Financial Trust, Exchange 6.750%                                                 1,595,000
----------------------------------------------------------------------------------------------------------------------------------
Metals and Mining -- 4.1%
                           Bethlehem Steel Corp.:
         30,000              Exchange $3.50                                                                              1,200,000
         32,000              Exchange $5.00                                                                              1,738,000
         30,000            Kinam Gold Inc., Series B, Exchange $3.75                                                     1,040,625
         30,000            Timet Capital Trust I,  Exchange 6.625%++                                                       753,750
         40,000            WHX Corp., Series A, Exchange 6.500%                                                          1,610,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,342,375
----------------------------------------------------------------------------------------------------------------------------------
Oil and Natural Gas -- 2.8%
         40,000            El Paso Energy Capital Trust I, Exchange 4.750%                                               1,920,000
         50,000            Unocal Capital Trust, Exchange 6.250%                                                         2,393,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,313,750
----------------------------------------------------------------------------------------------------------------------------------
Packaging and Containers -- 1.0%
         20,000            Corning Delaware LP, Exchange 6.000%                                                          1,493,750
----------------------------------------------------------------------------------------------------------------------------------
Paper, Forest Products and Printing -- 1.5%
         50,000            International Paper Capital Trust, Exchange 5.250%                                            2,325,000
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Development - REITS -- 3.7%
         50,000            Archstone Communities Trust, Series A, Exchange $1.75                                         1,318,750
         40,000            Equity Office Properties Trust, Exchange 5.250%+                                              1,730,000
         50,000            Felcor Lodging Trust Inc., Series A, Exchange $1.95                                           1,012,500
         40,000            Glenborough Realty Trust, Series A, Exchange 7.750%                                             720,000
         40,000            Tanger Factory Outlet Centers Inc., Depository Shares,
                             Series A, Exchange $2.16                                                                      820,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,601,250
----------------------------------------------------------------------------------------------------------------------------------
Rental Auto/Equipment -- 0.7%
         30,000            Budget Group Capital Trust, Exchange 6.250%+                                                  1,155,000
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                  9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

        SHARES                                             SECURITY                                                     VALUE
==================================================================================================================================
Restaurants - Food Service -- 2.4%
         50,000            Suiza Capital Trust II, Exchange 5.500%                                                      $1,875,000
         35,000            Wendy's Financing I, Series A, Exchange 5.000%                                                1,876,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,751,875
----------------------------------------------------------------------------------------------------------------------------------
Retail -- 2.0%
         50,000            Kmart Financing I, Exchange 7.750%                                                            3,137,500
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 1.2%
         30,000            Loral Space & Communications, Exchange 6.000%+                                                1,818,750
----------------------------------------------------------------------------------------------------------------------------------
Transportation Services -- 2.0%
         25,000            CNF Trust I, Series A, Exchange 5.000%                                                        1,528,125
         30,000            Union Pacific Capital Trust, Exchange 6.250%+                                                 1,477,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,005,625
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 1.2%
         40,000            Calenergy Capital Trust III, Exchange 6.500%++                                                1,875,000
----------------------------------------------------------------------------------------------------------------------------------
                           TOTAL CONVERTIBLE PREFERRED STOCK
                           (Cost -- $54,493,200)                                                                        50,636,750
==================================================================================================================================

      FACE
     AMOUNT        RATING(a)                               SECURITY                                                     VALUE
==================================================================================================================================
CONVERTIBLE BONDS AND NOTES -- 61.2%

Aerospace and Defense -- 0.7%
     $1,000,000    B-      Kellstrom Industries, Inc., 5.750% due 10/15/02+                                              1,022,500
----------------------------------------------------------------------------------------------------------------------------------
Automobile Parts -- 2.7%
      2,500,000    AA+     Deutsche Bank Finance B.V., zero coupon due 2/12/17+++                                        1,521,875
      2,500,000    A-      Magna International Inc., 4.875% due 2/15/05                                                  2,556,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,078,125
----------------------------------------------------------------------------------------------------------------------------------
Building and Construction -- 1.0%
      3,200,000    BBB-    Lenar Corp., zero coupon due 7/29/18                                                          1,468,000
----------------------------------------------------------------------------------------------------------------------------------
Communications -- 3.9%
                           Bell Atlantic Financial Services Corp.:
      2,500,000    A+        5.750% due 4/1/03+                                                                          2,668,750
      2,000,000    A+        4.250% due 9/15/05+                                                                         2,310,000
      1,500,000    B       California Microwave, 5.250% due 12/15/03                                                     1,012,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,991,250
----------------------------------------------------------------------------------------------------------------------------------
Data Processing -- 1.9%
      2,500,000    BB-     National Data Corp., 5.000% due 11/1/03                                                       2,850,000
----------------------------------------------------------------------------------------------------------------------------------
Diversified and Conglomerate Manufacturing -- 4.8%
                           Mark IV Industries:
      1,000,000    BB-       4.750% due 11/1/04                                                                            835,000
      3,000,000    BB-       4.750% due 11/1/04+                                                                         2,505,000
      5,000,000    BB+     MascoTech, Inc., 4.500% due 12/15/03                                                          3,975,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,315,000
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT       RATING(a)                                SECURITY                                                     VALUE
==================================================================================================================================
Diversified and Conglomerate Services -- 2.0%
     $1,000,000    B-      Getty Images, Inc., 4.750% due 6/1/03+                                                      $   903,750
      2,250,000    B+      Mail-Well, Inc., 5.000% due 11/1/02                                                           2,140,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,044,063
----------------------------------------------------------------------------------------------------------------------------------
Electronics - Computers and Software -- 3.4%
      1,000,000    B       Micron Technology, Inc., 7.000% due 7/1/04                                                    1,295,000
      3,000,000    Ba2*    National Semiconductor Corp., 6.500% due 10/1/02+                                             2,606,250
      2,500,000    NR      Network Associates Inc., zero coupon due 2/13/18+                                             1,281,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,182,500
----------------------------------------------------------------------------------------------------------------------------------
Environmental Control -- 6.7%
      1,000,000    NR      Imax Corp., Series AI, 5.750% due 4/1/03                                                      1,191,250
      2,000,000    NR      Thermo Electron Corp., 4.250% due 4/1/03                                                      1,815,000
      3,000,000    Ba3*    U.S. Filter Corp., 4.500% due 12/15/01                                                        2,876,250
      3,500,000    Ba1*    Waste Management Inc., 4.000% due 2/1/02                                                      4,392,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,275,000
----------------------------------------------------------------------------------------------------------------------------------
Health Care, Drugs and Hospital Supplies -- 10.7%
      2,000,000    Ba2*    AES Corp., 4.500% due 8/15/05                                                                 1,847,500
      3,000,000    B       Alpharma Inc., 5.750% due 4/1/05+                                                             4,113,750
      1,500,000    BBB-    ALZA Corp., 5.000% due 5/1/06                                                                 2,103,750
                           Athena Neurosciences, Inc.:
      2,000,000    BBB-      4.750% due 11/15/04+                                                                        2,330,000
      3,000,000    BBB-      4.750% due 11/15/04                                                                         3,495,000
      1,000,000    B       Concentra Managed Care, Inc., 4.500% due 3/15/03+                                               806,250
      2,000,000    BB-     Tenet Healthcare Corp., 6.000% due 12/1/05                                                    1,730,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,426,250
----------------------------------------------------------------------------------------------------------------------------------
Human Resources -- 1.8%
      1,000,000    B2*     Data Processing Resources Corp., 5.250% due 4/1/05+                                           1,038,750
      2,000,000    BB+     Interim Services Inc., 4.500% due 6/1/05                                                      1,782,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,821,250
----------------------------------------------------------------------------------------------------------------------------------
Insurance -- 0.8%
      1,250,000    BB+     Penn Treaty American Corp., 6.250% due 12/1/03                                                1,262,500
----------------------------------------------------------------------------------------------------------------------------------
Leisure, Amusement and Motion Picture -- 0.3%
        500,000    NR      Scholastic Corp., 5.000% due 8/15/05                                                            492,500
----------------------------------------------------------------------------------------------------------------------------------
Lodging -- 3.1%
      3,000,000    BBB-    Hilton Hotels Corp., 5.000% due 5/15/06                                                       2,913,750
      2,500,000    B       Signature Inns, Inc., 5.750% due 1/15/07                                                      1,800,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,713,750
----------------------------------------------------------------------------------------------------------------------------------
Metals and Mining -- 1.7%
      3,000,000    Baa3*   Inco Ltd., 7.750% due 3/15/16                                                                 2,670,000
----------------------------------------------------------------------------------------------------------------------------------
Oil and Natural Gas -- 1.3%
      2,000,000    A-      Diamond Offshore Drilling, Inc. 3.750% due 2/15/07                                            1,925,000
----------------------------------------------------------------------------------------------------------------------------------
Pharmacy Services -- 1.3%
      2,000,000    BBB-    Omnicare, Inc., 5.000% due 12/1/07                                                            2,032,500
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT       RATING(a)                                SECURITY                                                     VALUE
==================================================================================================================================
Printing -- 0.9%
     $1,500,000    BB-     World Color Press, Inc., 6.000% due 10/1/07                                                $  1,417,500
----------------------------------------------------------------------------------------------------------------------------------
Radio and Television -- 2.5%
      2,000,000    BBB-    Clear Channel Communications, Inc., 2.625% due 4/1/03                                         2,347,500
      3,000,000    B       Jacor Communications, Inc., zero coupon due 2/9/18                                            1,530,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,877,500
----------------------------------------------------------------------------------------------------------------------------------
Restaurants Food Service -- 1.7%
      3,000,000    B1*     CKE Restaurants, Inc., 4.250% due 3/15/04                                                     2,636,250
----------------------------------------------------------------------------------------------------------------------------------
Retail -- 8.0%
      1,000,000    A3*     Costco Cos. Inc., zero coupon due 8/19/17                                                       960,000
      1,000,000    B-      HomeBase, Inc., 5.250% due 11/1/04+                                                             861,250
      4,000,000    A-      Koninklijke Ahold NV, 3.000% due 9/30/03                                                      2,638,495
                           Rite Aid Corp.:
      1,500,000    BBB       5.250% due 9/15/02+                                                                         2,178,750
      1,500,000    BBB       5.250% due 9/15/02                                                                          2,178,750
      2,000,000    B-      The Sports Authority, Inc., 5.250% due 9/15/01++                                              1,257,500
                           Whole Foods Market, Inc.:
      3,400,000    BB-       Zero coupon due 3/2/18+                                                                     1,062,500
      3,600,000    BB-       Zero coupon due 3/2/18                                                                      1,125,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,262,245
----------------------------------------------------------------------------------------------------------------------------------
                           TOTAL CONVERTIBLE BONDS AND NOTES
                           (Cost -- $94,115,348)                                                                        93,763,683
==================================================================================================================================
REPURCHASE AGREEMENT -- 5.8%
      8,875,000            Goldman, Sachs & Co., 4.710% due 2/1/99;
                           Proceeds at maturity -- $8,878,483; (Fully collateralized
                           by U.S. Treasury Notes and Bonds, 5.625% to 11.125%
                           due 11/30/99 to 8/15/25;  Market value -- $9,052,502)
                           (Cost -- $8,875,000)                                                                          8,875,000
==================================================================================================================================
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $157,483,548**)                                                                   $153,275,433
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except that those identified by an asterisk (*) are rated by Moody's Investors Service, Inc.

+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

++    All or a portion of this security is on loan (See Note 6).

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 13 for definition of ratings.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definition of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly and B speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "B" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safe guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B   -- Bonds rated "B" generally lack characteristics of desirable investments.
       Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 13

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $157,483,548)                  $153,275,433
     Collateral for securities loaned (Note 6)                        3,073,700
     Cash                                                                   203
     Receivable for securities sold                                   2,418,789
     Dividends and interest receivable                                1,192,212
     Receivable for Fund shares sold                                    243,055
-------------------------------------------------------------------------------
     Total Assets                                                   160,203,392
-------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                 4,192,292
     Payable for securities loaned (Note 6)                           3,073,700
     Dividends payable                                                  541,902
     Investment advisory fees payable                                    58,606
     Administration fees payable                                         23,442
     Distribution fees payable                                            1,438
     Accrued expenses                                                    65,386
-------------------------------------------------------------------------------
     Total Liabilities                                                7,956,766
-------------------------------------------------------------------------------
Total Net Assets                                                   $152,246,626
===============================================================================
NET ASSETS:
     Par value of shares of beneficial interest                    $      9,721
     Capital paid in excess of par value                            159,379,992
     Overdistributed net investment income                              (16,881)
     Accumulated net realized loss on security transactions          (2,917,426)
     Net unrealized depreciation of investments                      (4,208,780)
-------------------------------------------------------------------------------
Total Net Assets                                                   $152,246,626
===============================================================================
Shares Outstanding:
     Class A                                                          2,038,661
     --------------------------------------------------------------------------
     Class B                                                          1,842,267
     --------------------------------------------------------------------------
     Class L                                                             24,597
     --------------------------------------------------------------------------
     Class O                                                             67,292
     --------------------------------------------------------------------------
     Class Y                                                          5,748,649
     --------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $15.61
     --------------------------------------------------------------------------
     Class B *                                                           $15.59
     --------------------------------------------------------------------------
     Class L **                                                          $15.61
     --------------------------------------------------------------------------
     Class O (and redemption price)                                      $15.58
     --------------------------------------------------------------------------
     Class Y (and redemption price)                                      $15.70
     --------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value)             $16.43
     --------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value)             $15.77
===============================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)    For the Six Months Ended January 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                       $ 2,485,712
     Dividends                                                        1,667,458
-------------------------------------------------------------------------------
     Total Investment Income                                          4,153,170
-------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                  357,601
     Distribution fees (Note 2)                                         161,594
     Administration fees (Note 2)                                       143,041
     Registration fees                                                   60,191
     Shareholder and system servicing fees                               44,449
     Audit and legal                                                     18,070
     Shareholder communications                                          12,437
     Trustees' fees                                                       7,366
     Custody                                                              3,117
     Other                                                                4,804
-------------------------------------------------------------------------------
     Total Expenses                                                     812,670
-------------------------------------------------------------------------------
Net Investment Income                                                 3,340,500
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3):
     Realized Loss From Security Transactions
     (excluding short-term securities):
       Proceeds from sales                                           16,647,857
       Cost of securities sold                                       19,565,237
-------------------------------------------------------------------------------
     Net Realized Loss                                               (2,917,380)
-------------------------------------------------------------------------------
     Change in Net Unrealized Depreciation of Investments:
       Beginning of period                                             (164,387)
       End of period                                                 (4,208,780)
-------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation                         (4,044,393)
-------------------------------------------------------------------------------
Net Loss on Investments                                              (6,961,773)
-------------------------------------------------------------------------------
Decrease in Net Assets From Operations                              $(3,621,273)
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Year Ended July 31, 1998

                                                                          1999            1998
==================================================================================================
OPERATIONS:
     Net investment income                                            $  3,340,500    $  5,477,773
     Net realized gain (loss)                                           (2,917,380)      7,697,282
     Increase in net unrealized depreciation                            (4,044,393)    (11,026,016)
--------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                  (3,621,273)      2,149,039
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                              (3,172,366)     (5,935,316)
     Net realized gains                                                 (4,074,097)     (9,092,705)
--------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders                                    (7,246,463)    (15,028,021)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                   25,225,888      57,487,605
     Net asset value of shares issued for reinvestment of dividends      2,459,377       7,328,412
     Cost of shares reacquired                                         (10,558,054)    (18,012,365)
--------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                17,127,211      46,803,652
--------------------------------------------------------------------------------------------------
Increase in Net Assets                                                   6,259,475      33,924,670
NET ASSETS:
     Beginning of period                                               145,987,151     112,062,481
--------------------------------------------------------------------------------------------------
     End of period*                                                   $152,246,626    $145,987,151
==================================================================================================
   * Includes overdistributed net investment income of:                   $(16,881)      $(185,015)
==================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Convertible Fund ("Fund"), a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the Fund and seven other separate investment funds: Smith Barney Ex change Reserve Fund, Smith Barney Premium Total Return Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is re corded on ex-dividend date and interest income, adjusted for accretion of original discount, is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated using the specific identification method; (f) dividends and distributions to share holders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1998, reclassifications were made to undistributed net investment income and accumulated net realized gains to reflect book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of net investment income amounting to $108,166 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.50% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Trust's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to the date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

public as members of the selling group. For the six months ended January 31, 1999, SSB received no brokerage commissions.

For the six months ended January 31, 1999, SSB received sales charges of approximately $13,000 and $1,000 on sales of the Fund's Class A and L shares, respectively.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended January 31, 1999, CDSCs paid to SSB were approximately $15,000 for Class B shares.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were:

                                                                    Distribution
                                                                      Plan Fees
================================================================================
Class A                                                                 $ 40,874
--------------------------------------------------------------------------------
Class B                                                                  114,692
--------------------------------------------------------------------------------
Class L                                                                    1,629
--------------------------------------------------------------------------------
Class O                                                                    4,399
================================================================================

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $29,953,524
--------------------------------------------------------------------------------
Sales                                                                 16,647,857
================================================================================

At January 31, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal in come tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                      $ 10,508,805
Gross unrealized depreciation                                       (14,716,920)
-------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (4,208,115)
===============================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Options Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss de pending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exer-


--------------------------------------------------------------------------------
18                                      1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

cises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 1999, the Fund had no open purchased put or call options contracts.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended January 31, 1999, the Fund did not write any options.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest in come. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At January 31, 1999, the Fund loaned common stocks having a value of $2,982,063 and holds the following collateral for loaned securities:

Security Description
================================================================================
Time Deposits:
 Bank of Brussels Lambert, 4.843% due 2/1/99                          $1,406,986
 Bank of Montreal, 4.812% due 2/1/99                                     285,379
 Deutsche Bank, 4.843% due 2/1/99                                      1,036,492
 Societe Generale, 4.750% due 2/1/99                                     344,843
--------------------------------------------------------------------------------
Total                                                                 $3,073,700
================================================================================

7. Shares of Beneficial Interest

At January 31, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At January 31, 1999, total paid-in capital amounted to the following for each class:

                                 Class A       Class B      Class L     Class O      Class Y
==============================================================================================
Total Paid-in Capital          $29,353,488   $30,851,169   $404,482   $1,133,273   $97,647,301
==============================================================================================

Transactions in shares of each class were as follows:

                                      Six Months Ended                 Year Ended
                                      January 31, 1999               July 31, 1998
                                  ------------------------      ------------------------
                                   Shares         Amount         Shares         Amount
========================================================================================
Class A
Shares sold                          85,585    $ 1,321,372        187,183    $ 3,373,179
Shares issued on reinvestment        83,137      1,273,918        211,208      3,642,177
Shares reacquired                  (246,878)    (3,827,236)      (366,561)    (6,468,130)
----------------------------------------------------------------------------------------
Net Increase (Decrease)             (78,156)   $(1,231,946)        31,830    $   547,226
========================================================================================
Class B
Shares sold                          67,190    $ 1,033,723        215,590    $ 3,822,846
Shares issued on reinvestment        73,216      1,120,114        205,341      3,534,856
Shares reacquired                  (404,718)    (6,210,241)      (622,216)   (11,110,774)
----------------------------------------------------------------------------------------
Net Decrease                       (264,312)   $(4,056,404)      (201,285)   $(3,753,072)
========================================================================================
Class L*
Shares sold                          11,721    $   181,524         15,235    $   263,764
Shares issued on reinvestment           924         14,132             63          1,070
Shares reacquired                      (484)        (7,477)        (2,862)       (48,369)
----------------------------------------------------------------------------------------
Net Increase                         12,161    $   188,179         12,436    $   216,465
========================================================================================
Class O++
Shares sold                             130    $     1,994         37,643    $   677,932
Shares issued on reinvestment         3,349         51,213          8,745        150,309
Shares reacquired                   (28,502)      (443,659)       (21,450)      (385,092)
----------------------------------------------------------------------------------------
Net Increase (Decrease)             (25,023)   $  (390,452)        24,938    $   443,149
========================================================================================
Class Y
Shares sold                       1,461,336    $22,687,275      2,733,387    $49,349,884
Shares issued on reinvestment            --             --             --             --
Shares reacquired                    (4,432)       (69,441)            --             --
----------------------------------------------------------------------------------------
Net Increase                      1,456,904    $22,617,834      2,733,387    $49,349,884
========================================================================================

* For Class L shares, transactions are for the period from June 15, 1998 (inception date) to July 31, 1998.

++  On June 12, 1998, Class C shares were renamed Class O shares.

--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class A Shares                                 1999(1)(2)       1998        1997        1996(2)       1995        1994
======================================================================================================================
Net Asset Value, Beginning of Period        $ 16.90          $ 18.61     $ 15.66     $ 15.27       $ 14.56     $ 14.99
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.35             0.73        0.78        0.74          0.74        0.72
  Net realized and unrealized gain (loss)     (0.87)           (0.39)       3.28        0.38          0.70       (0.42)
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.52)            0.34        4.06        1.12          1.44        0.30
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.33)           (0.79)      (0.75)      (0.73)        (0.73)      (0.73)
  Net realized gains                          (0.44)           (1.26)      (0.36)         --            --          --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.77)           (2.05)      (1.11)      (0.73)        (0.73)      (0.73)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 15.61          $ 16.90     $ 18.61     $ 15.66       $ 15.27     $ 14.56
----------------------------------------------------------------------------------------------------------------------
Total Return                                  (2.90)%++         1.97%      26.94%       7.41%        10.35%       1.99%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $31,834          $35,780     $38,803     $34,888       $35,238     $ 2,294
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.30%+           1.25%       1.27%       1.40%         1.40%       1.40%
  Net investment income                        4.52+            4.09        4.61        4.68          5.13        4.80
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          12%              49%         57%         59%           48%         54%
======================================================================================================================

(1) For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class B Shares                                 1999(1)(2)       1998        1997        1996(2)       1995        1994
======================================================================================================================
Net Asset Value, Beginning of Period        $ 16.89          $ 18.60     $ 15.66     $ 15.27       $ 14.56     $ 14.99
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.31             0.64        0.69        0.66          0.67        0.65
  Net realized and unrealized gain (loss)     (0.87)           (0.38)       3.28        0.39          0.70       (0.42)
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.56)            0.26        3.97        1.05          1.37        0.23
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.30)           (0.71)      (0.67)      (0.66)        (0.66)      (0.66)
  Net realized gains                          (0.44)           (1.26)      (0.36)         --            --          --
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                         (0.74)           (1.97)      (1.03)      (0.66)        (0.66)      (0.66)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 15.59          $ 16.89     $ 18.60     $ 15.66       $ 15.27     $ 14.56
----------------------------------------------------------------------------------------------------------------------
Total Return                                  (3.16)%++         1.51%      26.29%       6.91%         9.80%       1.50%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $28,728          $35,570     $42,927     $42,420       $45,524     $85,190
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.76%+           1.74%       1.77%       1.90%         1.90%       1.88%
  Net investment income                        4.08+            3.60        4.12        4.18          4.63        4.32
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          12%              49%         57%         59%           48%         54%
======================================================================================================================

(1) For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class L Shares                                         1999(1)(2)       1998(3)
============================================================================
Net Asset Value, Beginning of Period                 $16.90           $17.14
----------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                0.30             0.05
  Net realized and unrealized loss                    (0.86)           (0.17)
----------------------------------------------------------------------------
Total Loss From Operations                            (0.56)           (0.12)
----------------------------------------------------------------------------
Less Distributions From:
  Net investment income                               (0.29)           (0.12)
  Net realized gains                                  (0.44)              --
----------------------------------------------------------------------------
Total Distributions                                   (0.73)           (0.12)
----------------------------------------------------------------------------
Net Asset Value, End of Period                       $15.61           $16.90
----------------------------------------------------------------------------
Total Return++                                        (3.17)%          (0.74)%
----------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $  384           $  210
----------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                             1.87%            1.98%
  Net investment income                                3.90             2.51
----------------------------------------------------------------------------
Portfolio Turnover Rate                                  12%              49%
============================================================================

(1) For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from June 15, 1998 (inception date) to July 31, 1998.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class O Shares                                1999(1)(2)      1998(3)      1997       1996(2)      1995(4)(5)
=======================================================================================================
Net Asset Value, Beginning of Period        $16.87          $18.58       $15.64     $15.27       $14.09
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.32            0.63         0.67       0.67         0.50
  Net realized and unrealized gain (loss)    (0.86)          (0.37)        3.31       0.37         1.17
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (0.54)           0.26         3.98       1.04         1.67
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.31)          (0.71)       (0.68)     (0.67)       (0.49)
  Net realized gains                         (0.44)          (1.26)       (0.36)        --           --
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.75)          (1.97)       (1.04)     (0.67)       (0.49)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $15.58          $16.87       $18.58     $15.64       $15.27
-------------------------------------------------------------------------------------------------------
Total Return                                 (3.09)%++        1.53%       26.37%      6.82%       12.17%++
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $1,048          $1,557       $1,252     $  641       $   83
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.71%+          1.70%        1.74%      1.86%        1.87%+
  Net investment income                       4.15+           3.63         4.14       4.17         4.77+
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         12%             49%          57%        59%          48%
=======================================================================================================

(1) For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) On June 12, 1998, Class C shares were renamed Class O shares.

(4) On November 7, 1994, the former Class D shares were renamed Class C shares.

(5) For the period from November 7, 1994 (inception date) to July 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class Y Shares                                 1999(1)(2)       1998        1997        1996(2)(3)
============================================================================================
Net Asset Value, Beginning of Period        $ 16.98          $ 18.66     $ 15.68     $ 16.15
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.39             0.77        0.83        0.38
  Net realized and unrealized gain (loss)     (0.87)           (0.35)       3.31       (0.46)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.48)            0.42        4.14       (0.08)
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.36)           (0.84)      (0.80)      (0.39)
  Net realized gains                          (0.44)           (1.26)      (0.36)         --
--------------------------------------------------------------------------------------------
Total Distributions                           (0.80)           (2.10)      (1.16)      (0.39)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 15.70          $ 16.98     $ 18.66     $ 15.68
--------------------------------------------------------------------------------------------
Total Return                                  (2.66)%++         2.42%      27.44%      (0.56)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $90,253          $72,870     $29,080     $ 9,189
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.81%+           0.83%       0.85%       1.00%+
  Net investment income                        4.97+            4.49        5.04        4.98+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          12%              49%         57%         59%
============================================================================================

(1) For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) For the period from February 7, 1996 (inception date) to July 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.


--------------------------------------------------------------------------------
Smith Barney Convertible Fund                                                 25

Smith Barney
Convertible Fund

Trustees

Lee Abraham
Allan J. Bloostein
Richard E. Hanson, Jr.
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Robert E. Swab
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Convertible Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a Service mark of Salomon Smith Barney Inc.

Smith Barney Convertible Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2170 3/99




                                 [PHOTO OMITTED]

                                                       Smith Barney
                                                       Total Return
                                                       Bond Fund
                                 [PHOTO OMITTED]
                                                       ------------------
                                                       SEMI-ANNUAL REPORT
                                                       ------------------

                                                       January 31, 1999

                                                [LOGO] Smith Barney Mutual Funds
                                                       Investing in your future.
                                                       Every day(R).

Smith Barney Total
Return Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Total Return Bond Fund seeks to maximize total return consisting of income and capital appreciation by investing in a diversified portfolio of U.S. fixed-income securities of varying maturities.

Smith Barney Total Return Bond Fund
Average Annual Total Returns
January 31, 1999

                                                    Without Sales Charges(1)
                                              ----------------------------------
                                              Class A       Class B      Class L
================================================================================
Six-Month++                                    4.26%         4.00%         4.03%
--------------------------------------------------------------------------------
Since Inception+++                             7.01          6.57          6.62
================================================================================

                                                    Without Sales Charges(2)
                                              ----------------------------------
                                              Class A       Class B      Class L
================================================================================
Six-Month++                                  (0.41)%        (0.50)%        1.95%
--------------------------------------------------------------------------------
Since Inception+++                            2.20           2.07          4.51
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Inception date for Class A, B and L shares is February 27, 1998.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

Our two main areas for investment during the reporting period have been high-grade corporate bonds and taxable municipal bonds. Together, they represent approximately 85% of Fund assets (with smaller investments in generic mortgage bonds and several "AAA-rated" asset backed securities). We think that this is a blend that should provide a solid income stream with a little less market volatility than if we had owned straight long-term U.S. government securities.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

               Class A           TRBAX
               Class B           TRBBX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ........................................................    1

Historical Performance ....................................................    3

Smith Barney Total Return Bond Fund
at a Glance ...............................................................    4

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................   10

Statement of Operations ...................................................   11

Statements of Changes in Net Assets .......................................   12

Notes to Financial Statements .............................................   13

Financial Highlights ......................................................   17

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]                        [PHOTO OMITTED]

HEATH B. MCLENDON                      JOSEPH P. DEANE

Chairman                               Vice President and
                                       Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Total Return Bond Fund ("Fund"). In this report, we discuss general bond market conditions and briefly review our investment strategy during the reporting period. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report informative and useful.

A Classic Investor Series Fund

The Total Return Bond Fund is part of the Classic Investor Series Funds of Smith Barney Mutual Funds. The Classic Investor Series funds are mutual funds, whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Investor Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Performance Overview

For the period ended January 31, 1999, the Fund had a total return of 4.26% for its Class A shares without sales charges. The Fund significantly outperformed the average total return of 3.53% for general bond funds during the same period according to Lipper Inc. (Lipper is a major fund-tracking organization.)

Investment Strategy

Our aim is to provide our shareholders with high total return potential by investing primarily in taxable U.S. bonds. Our investment process involves:

1.    Reflecting on key market factors such as:

      -- U.S. economic indicators

      -- Inflation

      -- Federal Reserve Board policy

      -- The relative strength of the U.S. dollar

2. Projecting the direction of interest rates as a foundation for structuring the Fund's portfolio's average maturity. (Average maturity is a dollar-weighted average maturity of bonds contained in the portfolio.)

3. Selecting bonds likely to either experience significant price appreciation when interest rates fall or sustain less-than-average price depreciation when interest rates rise.

As of January 31, 1999, 100% of the Fund's holdings were rated investment-grade (BBB/Baa and higher) by either Standard & Poor's Ratings Service or Moody's Investors Service Inc., with about 56% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies). The Smith Barney Total Return Bond Fund's largest holdings were concentrated in corporate bonds (41%), taxable municipal bonds (35%) and U.S. government bonds (15%).

Market Overview

The past six months in the bond markets have not been dull. Beginning with the Asian crisis, Russia's default and the problems with a major hedge fund we have certainly seen some turbulence. The bottom line though is that inflation is near historic lows, the U.S. economy is quite solid and the Federal Reserve Board ("Fed") has adopted a more accommodative stance for short-term rates. It all adds up to a positive backdrop for bonds. Foreign exchange markets are also a positive factor because the U.S. dollar has been


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                            1
strengthening versus the yen and new euro, making U.S. based fixed assets more attractive to foreign investors. (The euro is the new, single currency of eleven European Union countries that began on January 1, 1999).

Our two main areas for investment during the reporting period have been high-grade corporate bonds and taxable municipal bonds. Together, they represent approximately 76% of the Fund assets with smaller investments in generic mortgage bonds and several "AAA-rated" asset backed securities. We think that this is a blend that should provide a solid income stream with a little less market volatility than if we had owned straight long-term U.S. government securities.

Market Outlook

As we have noted, the fundamentals continue to be positive for the bond markets: low inflation and a benign Fed monetary policy. We think these positive conditions will be with us for the next three to six months. As you get closer to a presidential election year, the economy may pick-up (and it usually does historically). At that point we may take a more conservative stance than we pursue at the moment. We believe that the economy should be our guide, because it will be the key factor affecting future Fed monetary policy.

In closing, thank you for your investment in Smith Barney Total Return Bond Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                       /s/ Joseph P. Deane

Heath B. McLendon                           Joseph P. Deane
Chairman                                    Vice President and
                                            Investment Officer

February 22, 1999


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                      Net Asset Value
                                  ---------------------
                                  Beginning       End        Income    Total
Period Ended                      of Period    of Period   Dividends  Returns(1)
================================================================================
1/31/99                            $11.53        $11.67     $ 0.35      4.26%+
--------------------------------------------------------------------------------
Inception* through 7/31/98          11.46         11.53       0.23      2.64+
================================================================================
  Total                                                       0.58
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                      Net Asset Value
                                  ---------------------
                                  Beginning       End        Income    Total
Period Ended                      of Period    of Period   Dividends  Returns(1)
================================================================================
1/31/99                            $11.53       $11.67       $0.32      4.00%+
--------------------------------------------------------------------------------
Inception* through 7/31/98          11.46        11.53        0.21      2.48+
================================================================================
  Total                                                       0.53
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                      Net Asset Value
                                  ---------------------
                                  Beginning       End        Income    Total
Period Ended                      of Period    of Period   Dividends  Returns(1)
================================================================================
1/31/99                            $11.53       $11.67       $0.32      4.03%+
--------------------------------------------------------------------------------
Inception* through 7/31/98          11.46        11.53        0.21      2.49+
================================================================================
  Total                                                       0.53
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                  Without Sales Charges(1)
                                             ---------------------------------
                                             Class A       Class B    Class L
================================================================================
Six Months Ended 1/31/99+                    4.26%         4.00%      4.03%
--------------------------------------------------------------------------------
Inception* through 1/31/99+                  7.01          6.57        6.62
================================================================================

                                                  Without Sales Charges(2)
                                             ---------------------------------
                                             Class A       Class B    Class L
================================================================================
Six Months Ended 1/31/99+                    (0.41)%       (0.50)%    1.95%
--------------------------------------------------------------------------------
Inception* through 1/31/99+                  2.20%         2.07%      4.51%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

*     Inception date for Class A, B and L shares is February 27, 1998.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                            3

--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A, B and L Shares of the Smith Barney Total Return Bond vs. Merrill Lynch U.S. Corporate & Government 10+ Years Index+
--------------------------------------------------------------------------------

   [The following table was depicted as a line graph in the printed material.]

                          February 1998 - January 1999

             Smith Barney     Smith Barney    Smith Barney     Merrill Lynch
             Total Return     Total Return    Total Return    U.S. Corporate
             Bond Fund --     Bond Fund --    Bond Fund --     & Government
               Class A         Class B          Class L         10+ Years

                Shares          Shares           Shares            Index
2/27/98          9550           10000            9896             10000
   3/98          9583            9585            9832             10037
   4/98          9615            9614            9861             10075
   5/98          9756            9748            9993             10269
   6/98          9889            9883           10127             10467
   7/98          9803            9798           10044             10521
   8/98         10014           10014           10258             10791
   9/98         10166           10160           10403             11189
  10/98          9993            9975           10229             10988
  11/98         10121           10113           10357             11166
  12/98         10120           10098           10343             11181
1/31/99         10220           10207           10452             11303


+ The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and L shares on February 27, 1998 (inception date), assuming deduction of the maximum 4.50% and 1.00% sales charge at the time of investment for Class A and L shares, respectively; the deduction of the maximum 4.50% for Class B shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at the net asset value through January 31, 1999. The Merrill Lynch U.S. Corporate & Government 10+ Years Index is a total return index consisting of U.S. Government agencies, Treasury securities and all investment grade corporate debt securities with maturities of ten years or more. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
------------------------------------------------------------------------------

   [The following table was depicted as a bar graph in the printed material.]

Airlines                                                                  0.9%
Automotive                                                               10.3%
Chemicals                                                                15.3%
Financial Services                                                        7.5%
Food                                                                      7.5%
Hotel/Casino                                                              5.3%
Insurance                                                                23.0%
Oil & Gas Production                                                      7.4%
Retail                                                                    8.5%
Tobacco                                                                   5.7%
Utilities                                                                 8.6%

*     As a percentage of total coporate bonds and notes

Investment Breakdown**
------------------------------------------------------------------------------

   [The following table was depicted as a pie graph in the printed material.]

Municipal Bonds                                                          31.1%
Repurchse Agreement                                                       0.4%
Asset-Backed Securities                                                   6.0%
Government Agencies and Obligtion                                        15.0%
Corporate Bonds and Notes                                                40.8%
Collateralized Mortgage-Backed Securities                                 2.7%

**    As a percentage of total investments


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

         FACE
        AMOUNT      RATING(a)                         SECURITY                                 VALUE
========================================================================================================
GOVERNMENT AGENCIES AND OBLIGATIONS -- 15.0%
      $14,700,000     AAA        Federal Home Loan Mortgage Bank, 6.910% due 5/13/13        $ 14,760,270
        9,700,000     Aaa*       Federal National Mortgage Association, 6.730% due 3/10/08     9,704,947
        4,127,813     Aaa*       Federal National Mortgage Association, 7.000% due 11/1/12     4,227,139
--------------------------------------------------------------------------------------------------------
                                 TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS
                                 (Cost -- $28,620,699)                                        28,692,356
========================================================================================================
ASSET-BACKED SECURITIES -- 6.0%
Finance -- 6.0%
        6,000,000     AAA        Emergent Home Equity Loan Trust, 7.080% due 12/15/28          6,399,180
        5,000,000     AAA        Residential Asset Securities Corp., 6.980% due 12/25/27       5,115,700
--------------------------------------------------------------------------------------------------------
                                 TOTAL ASSET-BACKED SECURITIES
                                 (Cost-- $11,025,069)                                         11,514,880
========================================================================================================
COLLATERALIZED MORTGAGE-BACKED SECURITIES -- 2.7%
Finance -- 2.7%
        5,000,000     AAA        Residential Accredit Loans, Inc., 6.750% due 6/25/28
                                 (Cost-- $4,898 938)                                           5,229,000
========================================================================================================
CORPORATE BONDS AND NOTES -- 40.8%
Airlines -- 0.4%
        700,000       AA+        Continental Airlines, Inc., 6.820% due 5/1/18                   707,770
--------------------------------------------------------------------------------------------------------
Automotive -- 4.2%
        4,700,000     A          Ford Motor Co., 8.875% due 1/15/22                            6,104,125
        1,400,000     A          General Motors Corp., 9.400% due 7/15/21                      1,900,500
--------------------------------------------------------------------------------------------------------
                                                                                               8,004,625
--------------------------------------------------------------------------------------------------------
Chemicals -- 6.2%
        5,000,000     BBB+       ARCO Chemical Co., 9.800% due 2/1/20                          5,131,250
        6,670,000     Baa2*      FMC Corp., 7.000% due 5/15/08                                 6,753,375
--------------------------------------------------------------------------------------------------------
                                                                                              11,884,625
--------------------------------------------------------------------------------------------------------
Financial Services -- 3.1%
        700,000       A          Hartford Financial Services Group, Inc., 7.300% due 11/1/15     761,250
        5,000,000     AA-        Merrill Lynch & Co., Inc., 6.750% due 6/1/28                  5,118,750
--------------------------------------------------------------------------------------------------------
                                                                                               5,880,000
--------------------------------------------------------------------------------------------------------
Foods -- 3.1%
        5,700,000     A-         Tyson Foods, Inc., 7,000% due 5/1/18                          5,849,625
--------------------------------------------------------------------------------------------------------
Hotel/Casino -- 2.1%
        4,000,000     AAA        Mashantucket Pequot Tribal Nation, 6.570% due 9/1/13(b)       4,085,000
--------------------------------------------------------------------------------------------------------
Insurance -- 9.4%
                                 Aetna Services Inc.:
        1,000,000     A            7.250% due 8/15/23                                            986,250
        6,650,000     A            7.625% due 8/15/26                                          6,733,125
        7,700,000     A-         CNA Financial Corp., 6.950% due 1/15/18                       7,931,000
        2,200,000     A-         Lincoln National Corp., 7.000 due 3/15/18                     2,241,250
--------------------------------------------------------------------------------------------------------
                                                                                              17,891,625
--------------------------------------------------------------------------------------------------------
Oil & Gas Products -- 3.0%
        6,000,000     A-         Enterprise Oil PLC, 7.000% due 5/1/18                         5,790,000
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                            5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

         FACE
        AMOUNT      RATING(a)                         SECURITY                                 VALUE
========================================================================================================
Retail -- 3.5%
       $  750,000     A          J.C. Penney Co., Inc., 7.650% due 8/15/16                  $    812,813
        5,300,000     A-         Sears Roebuck Acceptance Corp., 7.500% due 10/15/27           5,823,375
--------------------------------------------------------------------------------------------------------
                                                                                               6,636,188
--------------------------------------------------------------------------------------------------------
Tobacco -- 2.3%
                                 Philip Morris Co.:
        1,500,000     A            7.650% due 7/1/08                                           1,698,750
        2,400,000     A            7.750% due 1/15/27                                          2,763,000
--------------------------------------------------------------------------------------------------------
                                                                                               4,461,750
--------------------------------------------------------------------------------------------------------
Utilities -- 3.5%
        4,700,000     AA         Northern Illinois Gas Co., 7.375% due 10/15/27                5,023,125
        1,700,000     A          ONEOK Inc., 6.875% due 10/1/28                                1,700,000
--------------------------------------------------------------------------------------------------------
                                                                                               6,723,125
--------------------------------------------------------------------------------------------------------
                                 TOTAL CORPORATE BONDS AND NOTES
                                 (Cost -- $77,602,516)                                        77,914,333
========================================================================================================
MUNICIPAL BONDS -- 35.1%
Arizona -- 2.6%
        4,700,000     AAA        Phoenix, AZ IDA, America West Arena,
                                   AMBAC-Insured, 7.125% due 12/1/21                           4,987,875
--------------------------------------------------------------------------------------------------------
California -- 17.4%
                                 California Housing Finance Agency Revenue:
        5,500,000     AAA          Single Family Mortgage, FHA-Insured,
                                     Series B-4 Class I, 6.970% due 8/1/29                     5,720,000
        1,000,000     AAA          Taxable Home Mortgage, MBIA-Insured,
                                     Series H, 7.250% due 8/1/22                               1,051,250
                                 California Rural Home Mortgage Finance Authority,
                                   Single-Family Mortgage Revenue, GNMA/FNMA/FHLMC-
                                   Collateralized:
        1,000,000     AAA            Series A, 7.000% due 6/1/22                               1,065,000
        2,150,000     AAA            Series B-3, 7.000% due 6/1/21                             2,241,375
        6,200,000     AAA        Los Angeles, CA Convention and Exhibition Center Authority
                                   Lease Revenue, MBIA-Insured, Series A, 7.125% due 8/15/24   6,440,250
        8,580,000     AAA        Monrovia, CA Redevelopment Agency, Tax Allocation (Center
                                   Redevelopment Project), Series A, 7.050% due 5/1/29         8,912,475
        1,275,000     AAA        Montclair, CA Redevelopment Agency, Tax Allocation
                                   (Redevelopment Area No. III), 6.900% due 12/1/27            1,284,562
        2,040,000     AAA        Pinole, CA Redevelopment Agency, Tax Allocation,
                                   MBIA-Insured 6.750% due 8/1/17                              2,103,750
        1,850,000     AAA        San Dieguito, CA Public Facilities Authority Revenue,
                                   AMBAC-Insured, Series B, 7.000% due 8/1/18                  1,930,938
        2,500,000     AAA        Torrance, CA Redevelopment Agency, Tax Allocation,
                                   Senior Lien, MBIA-Insured, 6.810% due 9/1/28                2,505,850
--------------------------------------------------------------------------------------------------------
                                                                                              33,255,450
--------------------------------------------------------------------------------------------------------
Georgia -- 2.3%
        4,250,000     AAA        DeKalb County, GA Development Authority Revenue
                                   (Regional Office Project), 6.875% due 3/1/20                4,308,437
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

         FACE
        AMOUNT      RATING(a)                         SECURITY                                 VALUE
========================================================================================================
Illinois -- 0.9%
       $1,700,000     AA         Illinois Housing Development Authority Revenue, Homeowner
                                   Mortgage, Series C, 7.000% due 8/1/29                    $  1,759,500
--------------------------------------------------------------------------------------------------------
Maryland -- 1.1%
        2,000,000     Aa2*       Montgomery County, MD Housing Opportunities, Community
                                   Single-Family Mortgage Revenue, Series C, 7.000%
                                   due 7/1/30                                                  2,090,000
--------------------------------------------------------------------------------------------------------
Massachusetts -- 3.4%
        6,200,000     AAA        Northeastern University, Massachusetts Revenue, MBIA-Insured,
                                   Series A, 7.040% due 10/1/28                                6,517,750
--------------------------------------------------------------------------------------------------------
New York -- 3.1%
                                 New York State Housing Finance Agency Revenue, Multi-Family
                                   Housing, SONYMA-Insured, Series A:
        1,730,000     Aa1*           6.875% due 8/15/18                                        1,816,500
        3,845,000     Aa1*           6.920% due 8/15/29                                        4,046,862
--------------------------------------------------------------------------------------------------------
                                                                                               5,863,362
--------------------------------------------------------------------------------------------------------
Pennsylvania -- 1.5%
                                 York County, PA IDA, Economic Development Revenue,
                                   FGIC-Insured:
        2,295,000     AAA            6.875% due 10/1/18                                        2,389,669
        425,000       AAA            7.000% due 10/1/23                                          442,000
--------------------------------------------------------------------------------------------------------
                                                                                               2,831,669
--------------------------------------------------------------------------------------------------------
Texas -- 1.4%
        2,500,000     AAA        Dallas/Fort Worth, TX International Airport Facility,
                                  MBIA-Insured, 7.070% due 11/1/24                             2,625,000
--------------------------------------------------------------------------------------------------------
Virginia -- 1.4%
        2,735,000     AAA        Virginia State Housing Development Authority, Multi-
                                   Family Housing Revenue, MBIA-Insured, Series A,
                                   6.510% due 5/1/19                                           2,721,325
--------------------------------------------------------------------------------------------------------
                                 TOTAL MUNICIPAL BONDS
                                 (Cost -- $64,452,198)  66,960,368
========================================================================================================
REPURCHASE AGREEMENT -- 0.4%
          705,000                Morgan Stanley Dean Witter & Co., 4.700% due 2/1/99;
                                 Proceeds at maturity -- $705,276; (Fully collateralized by U.S.
                                 Treasury Notes, 5.375% to 6.000% due 6/30/99 through 5/31/03;
                                 Market value-- $722,626) (Cost-- $705,000)                      705,000
========================================================================================================
                                 TOTAL INVESTMENTS -- 100%
                                 (Cost -- $187,304,420**)                                   $191,015,937
========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service except that those which are identified by an asterisk (*) are rated by Moody's Investors Service Inc..

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 8 and 9 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                            7

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB    -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa   -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    -- Indicates that the bond is not rated by Standard & Poor's or
         Moody's.


--------------------------------------------------------------------------------
8                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility Construction Loan Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
ETM     -- Escrowed To Maturity
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Security
SONYMA  -- State of New York Mortgage Agency
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VAN     -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                            9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $187,304,420)                           $ 191,015,937
  Cash                                                                             677
  Interest receivable                                                        3,407,062
  Receivable for Fund shares sold                                              726,836
  Receivable from manager                                                      110,301
--------------------------------------------------------------------------------------
  Total Assets                                                             195,260,813
======================================================================================
LIABILITIES:
  Dividends payable                                                            860,846
  Distribution fees payable                                                     25,548
  Accrued expenses                                                              87,477
--------------------------------------------------------------------------------------
  Total Liabilities                                                            973,871
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 194,286,942
======================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                             $      16,648
  Capital paid in excess of par value                                      191,783,636
  Overdistributed net investment income                                        (12,864)
  Accumulated net realized loss from investments and futures contracts      (1,211,995)
  Net unrealized appreciation of investments                                 3,711,517
--------------------------------------------------------------------------------------
Total Net Assets                                                         $ 194,286,942
======================================================================================
Shares Outstanding:
  Class A                                                                    5,625,096
  ------------------------------------------------------------------------------------
  Class B                                                                    8,577,212
  ------------------------------------------------------------------------------------
  Class L                                                                    2,445,519
  ------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                         $       11.67
  ------------------------------------------------------------------------------------
  Class B *                                                              $       11.67
  ------------------------------------------------------------------------------------
  Class L **                                                             $       11.67
  ------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value per share)      $       12.22
  ------------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)      $       11.79
======================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                         $ 6,042,765
-------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                             586,442
   Distribution fees (Note 2)                                           516,931
   Registration fees                                                     66,106
   Shareholder and system servicing fees                                 61,307
   Audit and legal                                                       24,296
   Shareholder communications                                            12,582
   Trustees' fees                                                         5,560
   Custody                                                                3,517
   Pricing service fees                                                   1,977
   Other                                                                    511
-------------------------------------------------------------------------------
   Total Expenses                                                     1,279,229
   Less: Management fee waiver (Note 2)                                 (85,635)
-------------------------------------------------------------------------------
   Net Expenses                                                       1,193,594
-------------------------------------------------------------------------------
Net Investment Income                                                 4,849,171
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS (NOTES 3 AND 5):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)            470,083
     Futures contracts                                               (1,215,016)
-------------------------------------------------------------------------------
   Net Realized Loss                                                   (744,933)
-------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments
   and Futures Contracts:
     Beginning of period                                                883,575
     End of period                                                    3,711,517
-------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                            2,827,942
-------------------------------------------------------------------------------
Net Gain on Investments                                               2,083,009
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 6,932,180
===============================================================================

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                           11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Period Ended July 31, 1998(a)

                                                                             1999              1998
=====================================================================================================
OPERATIONS:
  Net investment income                                                $   4,849,171    $   2,969,782
  Net realized loss                                                         (744,933)        (467,062)
  Increase in net unrealized appreciation                                  2,827,942          883,575
-----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                   6,932,180        3,386,295
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (5,113,605)      (2,772,994)
-----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders               (5,113,605)      (2,772,994)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                        46,873,216      158,252,495
  Net asset value of shares issued for reinvestment of dividends           3,179,260        2,115,250
  Cost of shares reacquired                                              (14,441,383)      (4,123,772)
-----------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                     35,611,093      156,243,973
-----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    37,429,668      156,857,274
NET ASSETS:
  Beginning of period                                                    156,857,274               --
-----------------------------------------------------------------------------------------------------
  End of period*                                                         194,286,942    $ 156,857,274
=====================================================================================================
 *Includes undistributed (overdistributed) net investment income of:        ($12,864)        $251,570
=====================================================================================================

(a) For the period February 27, 1998 (commencement of operations) to July 31, 1998.

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Total Return Bond Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund and Smith Barney Balanced Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for a portion of net investment loss amounting to $54,782 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Trust. The Fund pays SSBC a management fee calculated at an annual rate of 0.65% of the average daily net assets. This fee is calculated daily and paid monthly. As of January 31, 1999, a portion of the management fee amounting to $85,635 was waived.

On October 8, 1998, CFBDS, Inc. became the Trust's distributor. Prior to that date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Trust's distributor. SSB, as well as certain other broker-dealers, continues to sell Trust shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                           13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 1999, SSB received sales charges of approximately $177,000 and $79,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                      Class A          Class B           Class L
================================================================================
CDSCs                               $  6,000          $105,000          $ 10,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were:

                                           Class A       Class B         Class L
================================================================================
Distribution Plan Fees                    $ 76,719       $352,104       $ 88,108
================================================================================

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $53,340,946
--------------------------------------------------------------------------------
Sales                                                                 13,779,713
================================================================================

At January 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 5,693,909
Gross unrealized depreciation                                        (1,982,392)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 3,711,517
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the finan-


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

cial instruments and securities indices (futures contracts).

At January 31, 1999, the Fund had no open futures contracts.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At January 31, 1999, the Fund had no securities on loan.

7. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high-grade debt obligations.

At January 31, 1999, the Fund had no open reverse repurchase agreements.

8. When-Issued Securities and Delayed Delivery Transactions

The Fund may purchase or sell securities offered on a when-issued or delayed-delivery basis. In such transactions, delivery of the securities occurs beyond the normal settlement period but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased or sold on a when-issued or delayed delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account with the Fund's custodian consisting of cash, U.S. government securities, debt securities of any grade or equity securities having a value equal to or greater than the Fund's purchase commitments.

At January 31, 1999, the Fund had no when-issued securities and had not entered into any delayed delivery transactions.

9. Shares of Beneficial Interest

At January 31, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                           15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At January 31, 1999, total paid-in capital amounted to the following for each class:

                                           Class A              Class B          Class L
===========================================================================================
Total Paid-in Capital                    $64,774,743           $98,792,313      $28,233,228
===========================================================================================

Transactions in shares of each class were as follows:

                                       Six Months Ended                  Period Ended
                                       January 31, 1999                 July 31, 1998+
                                  --------------------------       -------------------------
                                   Shares           Amount           Shares        Amount
============================================================================================
Class A
Shares sold                        1,230,396    $ 14,403,031       4,839,711    $ 55,583,555
Shares issued on reinvestment         99,595       1,156,078          70,212         812,189
Shares reacquired                   (445,057)     (5,191,777)       (169,761)     (1,968,679)
--------------------------------------------------------------------------------------------
Net Increase                         884,934    $ 10,367,332       4,740,162    $ 54,427,065
============================================================================================
Class B
Shares sold                        1,921,864    $ 22,465,052       7,159,431    $ 82,222,890
Shares issued on reinvestment        131,924       1,530,638          87,577       1,012,757
Shares reacquired                   (571,582)     (6,653,081)       (152,002)     (1,757,296)
--------------------------------------------------------------------------------------------
Net Increase                       1,482,206    $ 17,342,609       7,095,006    $ 81,478,351
============================================================================================
Class L*
Shares sold                          857,993    $ 10,005,133       1,777,314    $ 20,446,050
Shares issued on reinvestment         42,454         492,544          25,102         290,304
Shares reacquired                   (223,144)     (2,596,525)        (34,200)       (397,797)
--------------------------------------------------------------------------------------------
Net Increase                         677,303    $  7,901,152       1,768,216    $ 20,338,557
============================================================================================

+     For the period from February 27, 1998 (inception date) to July 31, 1998.

*     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

                                               Class A Shares                Class B Shares                Class L Shares
                                         -------------------------      -------------------------     ------------------------
                                          1999(1)(2)      1998(3)        1999(1)(2)      1998(3)       1999(1)(2)     1998(3)
==============================================================================================================================
Net Asset Value, Beginning of Period        $11.53         $11.46         $11.53          $11.46         $11.53         $11.46
------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(4)                    0.33           0.25           0.30            0.23           0.31           0.22
  Net realized and unrealized gain            0.16           0.05           0.16            0.05           0.15           0.06
------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.49           0.30           0.46            0.28           0.46           0.28
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.35)         (0.23)         (0.32)          (0.21)         (0.32)         (0.21)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.35)         (0.23)         (0.32)          (0.21)         (0.32)         (0.21)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.67         $11.53         $11.67          $11.53         $11.67         $11.53
------------------------------------------------------------------------------------------------------------------------------
Total Return++                                4.26%          2.64%          4.00%           2.48%          4.03%          2.49%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)       $65,668        $54,674       $100,082         $81,797        $28,537        $20,386
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses(4)                                 1.00%          1.00%          1.50%           1.50%          1.45%          1.45%
  Net investment income                       5.69           5.39           5.19            4.90           5.24           4.97
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          8%             0%             8%              0%             8%             0%
==============================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2)   Per share amounts have been calculated using the average shares method.

(3)   For the period from February 27, 1998 (inception date) to July 31, 1998.

(4) The manager waived part of its fees for the periods ended January 31, 1999 and July 31, 1998. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                    Per Share Decreases           Expense Ratios
                in Net Investment Income       Without Fee Waivers+
                ------------------------       --------------------
                    1999        1998             1999       1998
                   ------     -------          --------   --------

      Class A      $0.01       $0.01             1.09%      1.21%
      Class B       0.01        0.01             1.59       1.71
      Class L       0.01        0.01             1.54       1.66

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Total Return Bond Fund                                           17

Smith Barney
Total Return Bond Fund

Trustees

Lee Abraham
Allan J. Bloostein
Richard E. Hanson, Jr.
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney Total Return Bond Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Total Return Bond Fund

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01627 3/99





                                 [PHOTO OMITTED]

                                                      Smith Barney
                                                      Municipal High
                                                      Income Fund
                                 [PHOTO OMITTED]
                                                      ------------------
                                                      SEMI-ANNUAL REPORT
                                                      ------------------

                                                      January 31, 1999

                                               [LOGO] Smith Barney Mutual Funds
                                                      Investing for your future.
                                                      Every day(R).

Smith Barney Municipal
High Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Municipal High Income Fund seeks maximum current income that is exempt from federal income taxes by investing primarily in intermediate- and long-term municipal bonds and municipal leases, rated A, Baa or Ba by Moody's Investor Service Inc. or A, BBB or BB by Standard & Poor's Ratings Group.

Smith Barney Municipal High Income Fund
Average Annual Total Returns
January 31, 1999

                                          Without Sales Charges(1)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
Six Month+                       3.28%              2.97%               2.94%
--------------------------------------------------------------------------------
One-Year                         5.29               4.76                4.66
--------------------------------------------------------------------------------
Five-Year                        5.67               5.14                 N/A
--------------------------------------------------------------------------------
Ten-Year                          N/A               7.08                 N/A
--------------------------------------------------------------------------------
Since Inception++                7.07               8.08                8.96
================================================================================

                                            With Sales Charges(2)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
Six Month+                      (0.86)%            (1.45)%              0.95%
--------------------------------------------------------------------------------
One-Year                         1.05               0.37                2.66
--------------------------------------------------------------------------------
Five-Year                        4.81               4.98                 N/A
--------------------------------------------------------------------------------
Ten-Year                          N/A               7.08                 N/A
--------------------------------------------------------------------------------
Since Inception++                6.37               8.08                8.70
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase and thereafter declines by 0.50% the first year after purchase and by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are November 6, 1992, September 16, 1985 and November 17, 1994.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

We are pleased to announce that Peter Coffey assumed management of the Smith Barney Municipal High Income Fund on February 3, 1999. Mr. Coffey began his career at Salomon Smith Barney more than 30 years ago and is responsible for over $2.3 billion in assets.

In addition to the Municipal High Income Fund, Mr. Coffey also manages the Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, Massachusetts Municipals Fund, National Portfolio, New York Portfolio, Oregon Municipals Fund and the Pennsylvania Portfolio.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                        Class A                    STXAX
                        Class B                    SXMTX
                        Class L                    FMHLX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter...........................................................  1

Historical Performance.......................................................  3

Smith Barney Municipal High
Income Fund at a Glance......................................................  5

Schedule of Investments......................................................  6

Statement of Assets and Liabilities.......................................... 20

Statement of Operations...................................................... 21

Statements of Changes in Net Assets.......................................... 22

Notes to Financial Statements................................................ 23

Financial Highlights......................................................... 26

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]               [PHOTO OMITTED]

HEATH B. MCLENDON             PETER M. COFFEE

Chairman                      Vice President

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Municipal High Income Fund ("Fund") for the period ended January 31, 1999. Please note that on February 2, 1999, Peter Coffey assumed management responsibilities for the Fund. Mr. Coffey has over 30 years of investment experience and currently manages the Smith Barney Muni Funds - National Portfolio among many others.

In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the six months ended January 31, 1999, the Fund's Class A shares posted a total return of 3.28%, excluding sales charges, slightly lagging its Lipper, Inc. peer group average of 4.00% for the same period. (Lipper is an independent fund-tracking organization.) Based on its Class A share net asset value of $17.64 and current dividend rate of $0.075 per share as of January 31, 1999, the Fund provided shareholders with a tax-free yield of 5.10%. To match this yield, investors in the 36% federal tax bracket would have to earn 7.97% on a taxable bond alternative.

A Style Pure Fund

The Smith Barney Municipal High Income Fund is a Style Pure Fund. Style Pure Series mutual funds are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary market conditions, each Style Pure Series Fund is totally invested 100% of the time within its designated asset classes and its investment style.

Market and Economic Overview

The municipal bond market remained quite stable in the past six months while many other financial markets experienced significant volatility. The sudden collapse of Russia's economy and the near-failure of a prominent leveraged hedge fund last summer heightened credit-quality concerns for many investors. Moreover, Brazil, a major Latin American economy, appeared to be facing a currency crisis of its own, which added to the uncertainty and volatility in financial markets. These doubts led investors to shun most corporate bonds, particularly high-yield bonds, in favor of U.S. Treasury bonds, considered to be the global benchmark for credit quality.

The surging demand for U.S. Treasury bonds caused their yields, which move in the opposite direction of its price, to plummet while municipal bond yields remained largely unchanged. As a result, the spread between municipal bond yields and U.S. Treasury bond yields narrowed. During the reporting period, long-term municipal bonds yielded as much as 100% of long-term U.S. Treasury bonds. Under typical market conditions, municipal bonds yield roughly 85% of similar-maturity U.S. Treasury bonds.

Faced with a potential credit crunch and the possibility that financial instability could trigger an U.S. recession, the Federal Reserve Board ("Fed") lowered its federal-funds target rate from 5.50% to 4.75% over the course of several weeks. (The federal-funds rate is the rate banks charge each other for


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                        1
overnight loans and an indication of the future direction of interest rates.) This action helped to calm jittery investors and provided more liquidity in the banking system. The Fed's efforts may have also helped the U.S. economy maintain its momentum. Despite recessionary trends abroad, the domestic unemployment rate declined from 4.7% to 4.4% in 1998 and consumer demand remained robust.

A buoyant U.S. economy also contributed to the massive issuance of municipal bonds in 1998, totaling some $284 billion--the second highest issuance volume in history. The ability of the municipal bond market to absorb such a heavy issuance is an indication of steady demand for tax-exempt investments, unlike the radical shift in investor sentiment experienced by their taxable counterparts during the reporting period.

Investment Strategy

As previously noted, the Fund seeks maximum current income that is exempt from federal income taxes* by investing primarily in intermediate- and long-term municipal bonds and municipal leases, rated A, Baa or Ba by Moody's Investors Service Inc or A, BBB or BB by Standard & Poor's Ratings Group. (Standard & Poor's Corporation and Moody's Investors Service Inc. are two major credit reporting and bond-rating agencies.) As of January 31, 1999, 73.4% of the Fund's holdings were rated investment grade or better.

The Fund's largest holdings were concentrated in transportation bonds (16.8%), hospital bonds (14.9%) and utilities bonds (11.5%). As long-term interest rates rebound from their historical lows, the yield differential between stronger and weaker credits has widened. We believe this development may provide additional opportunities for the Fund. Although some hospitals have come under pressure recently, we have continued to emphasize this market segment on a selective basis because of the additional income these bonds offer.

Municipal Bond Market Outlook

Looking ahead, we believe that the U.S. economy should remain strong in the coming months with muted inflationary pressures. Despite the surprising resilience in many areas of the economy, we believe that ongoing financial weakness abroad should help dampen overall price increases.

In recent weeks, long-term interest rates have spiked upward, partly in response to unexpected strength in the U.S. economy. However, we believe that after aggressively cutting short-term rates last fall, the Fed will likely adopt a wait-and-see approach before adjusting interest rates again. Moreover, we believe that a slight rise in interest rates could create buying opportunities for the Fund. In our view, these conditions should provide a supportive backdrop for municipal bonds over the medium term.

In closing, we thank you for your investment in the Municipal High Income Fund Inc. We encourage you to visit our Web site at www.smithbarney.com. We look forward to continuing to help you pursue your financial goals in the years to come.

Sincerely,


/s/ Heath B. McLendon                 /s/ Peter Coffey

Heath B. McClendon                    Peter Coffey
Chairman                              Vice President

February 24, 1999

----------
* Please note that a portion of the income from this Fund may be subject to the Alternative Minimum Tax ("AMT").


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $17.96        $17.64        $0.47          $0.43           $0.00           3.28%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     18.07         17.96         0.98           0.27            0.00           6.54
-------------------------------------------------------------------------------------------------------------
7/31/97                     17.31         18.07         0.98           0.00            0.00          10.40
-------------------------------------------------------------------------------------------------------------
7/31/96                     17.25         17.31         1.00           0.00            0.00           6.28
-------------------------------------------------------------------------------------------------------------
7/31/95                     17.26         17.25         1.00           0.02            0.04           6.42
-------------------------------------------------------------------------------------------------------------
7/31/94                     18.24         17.26         1.06           0.13            0.00           1.14
-------------------------------------------------------------------------------------------------------------
Inception*- 7/31/93         17.45         18.24         0.83           0.16            0.00          10.24+
=============================================================================================================
  Total                                                $6.32          $1.01           $0.04
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $17.98        $17.65         $0.43         $0.43           $0.00           2.97%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     18.09         17.98          0.89          0.27            0.00           6.01
-------------------------------------------------------------------------------------------------------------
7/31/97                     17.32         18.09          0.89          0.00            0.00           9.89
-------------------------------------------------------------------------------------------------------------
7/31/96                     17.26         17.32          0.92          0.00            0.00           5.74
-------------------------------------------------------------------------------------------------------------
7/31/95                     17.26         17.26          0.91          0.02            0.04           5.91
-------------------------------------------------------------------------------------------------------------
7/31/94                     18.24         17.26          0.96          0.13            0.00           0.60
-------------------------------------------------------------------------------------------------------------
7/31/93                     18.00         18.24          1.02          0.17            0.00           8.28
-------------------------------------------------------------------------------------------------------------
7/31/92                     16.97         18.00          1.04          0.14            0.00          13.50
-------------------------------------------------------------------------------------------------------------
7/31/91                     16.98         16.97          1.10          0.11            0.00           7.40
-------------------------------------------------------------------------------------------------------------
7/31/90                     17.31         16.98          1.12          0.03            0.00           4.95
-------------------------------------------------------------------------------------------------------------
7/31/89                     16.44         17.31          1.13          0.01            0.00          12.68
=============================================================================================================
  Total                                                $10.41         $1.31           $0.04
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $17.95        $17.62        $0.42          $0.43           $0.00          2.94%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     18.07         17.95         0.88           0.27            0.00          5.91
-------------------------------------------------------------------------------------------------------------
7/31/97                     17.31         18.07         0.89           0.00            0.00          9.79
-------------------------------------------------------------------------------------------------------------
7/31/96                     17.25         17.31         0.91           0.00            0.00          5.69
-------------------------------------------------------------------------------------------------------------
Inception*- 7/31/95         15.83         17.25         0.62           0.02            0.04         13.45+
=============================================================================================================
  Total                                                $3.72          $0.72           $0.04
=============================================================================================================


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                        3

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                Without Sales Charges(1)
                                      ------------------------------------------
                                      Class A           Class B          Class L
================================================================================
Six Months Ended 1/31/99+               3.28%             2.97%           2.94%
--------------------------------------------------------------------------------
Year Ended 1/31/99                      5.29              4.76            4.66
--------------------------------------------------------------------------------
Five Years Ended 1/31/99                5.67              5.14             N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/99                  N/A              7.08             N/A
--------------------------------------------------------------------------------
Inception* through 1/31/99              7.07              8.08            8.96
================================================================================

                                                  With Sales Charges(1)
                                      ------------------------------------------
                                      Class A           Class B          Class L
================================================================================
Six Months Ended 1/31/99+              (0.86)%           (1.45)%          0.95%
--------------------------------------------------------------------------------
Year Ended 1/31/99                      1.05              0.37            2.66
--------------------------------------------------------------------------------
Five Years Ended 1/31/99                4.81              4.98             N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/99                  N/A              7.08             N/A
--------------------------------------------------------------------------------
Inception* through 1/31/99              6.37              8.08            8.70
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                Without Sales Charges(1)
================================================================================
Class A (Inception* through 1/31/99)                     53.16%
--------------------------------------------------------------------------------
Class B (1/31/89 through 1/31/99)                        98.19
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/99)                     43.50
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00% respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B and L shares are November 6, 1992, September 16, 1985 and November 17, 1994, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.



--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the Smith Barney Municipal High Income Fund vs. Lehman Brothers Municipal Bond Index+
--------------------------------------------------------------------------------
                          January 1989 -- January 1999

                               [GRAPHIC OMITTED]

Smith Barney Municipal High Income Fund

Lehman Brothers Municipal Bond Index

+ Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1999. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of bonds which are all investment grade, fixed rate, long-term maturities (greater than one year) and are selected from issues larger than $50 million dated since January 1991. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                   Education                             4.3%
                   General Obligation                    4.5%
                   Healthcare Systems                    2.5%
                   Hospital                             14.9%
                   Housing                               7.4%
                   Industrial Development               10.0%
                   Pollution Control                    11.3%
                   Transportation                       16.8%
                   Utility                              11.5%
                   Water & Sewer                         4.9%
                   Other                                11.9%

Summary of Investments by Combined Ratings*
--------------------------------------------------------------------------------

                             Standard            Percentage
               Moody's       & Poor's       of Total Investments
             -----------------------------------------------------
                 Aaa            AAA                 28.8%

                 Aa             AA                   4.6

                  A              A                  13.6

                 Baa            BBB                 26.4

                 Ba             BB                  10.0

                  B              B                   3.4

                 NR             NR                  13.2
                                                 --------
                                                   100.0%
                                                 ========

*     As a percentage of total investments.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                        5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
MUNICIPAL BONDS AND NOTES -- 100%

Alabama -- 1.4%
      $4,000,000  Baa3*    Alabama IDA (Boise Cascade Project), 6.450% due 12/1/23(b)                                 $  4,320,000
       3,000,000  AAA      Huntsville, AL Healthcare Facilities Authority, Series A,
                             MBIA-Insured, 6.375% due 6/1/12                                                             3,285,000
       2,500,000  AAA      Morgan County-Decatur, AL Healthcare Authority
                             Hospital Revenue, Decatur General Hospital,
                             CONNIE LEE-Insured, 6.250% due 3/1/13                                                       2,784,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,389,375
----------------------------------------------------------------------------------------------------------------------------------
Arizona -- 5.0%
       2,500,000  B        Apache County, AZ Industrial Development Authority, PCR,
                             Tucson Electric Power Co., 5.875% due 3/1/33                                                2,503,125
       1,000,000  Aa*      Arizona Educational Loan Marketing Corp.,
                             Sr. Series, 6.375% due 9/1/05(b)                                                            1,061,250
       2,500,000  NR       Flagstaff, AZ IDA, (Living Community Northern Community Project),
                             6.300% due 9/1/38                                                                           2,553,125
       2,750,000  A        Maricopa County, AZ IDA, Health Facilities Revenue,
                             (Catholic Healthcare West Project), Series A, 5.000% due 7/1/21                             2,705,312
       5,000,000  BB+      Maricopa County, AZ PCR, Public Service Co., Palo Verde,
                             Series A, 6.375% due 8/15/23(c)                                                             5,312,500
       7,650,000  A-       Navajo County, AZ PCR, Arizona Public Service Co., Series A,
                             5.875% due 8/15/28                                                                          7,984,688
         274,000  NR       Peoria, AZ IDA, Sierra Winds Life Care Inc., 6.500% due 11/1/17                                 274,000
       2,150,000  AAA      Phoenix, AZ Civic Improvement Corp., Water Systems Revenue,
                             FGIC-Insured, 5.000% due 7/1/19                                                             2,152,688
                           Pima County, AZ Industrial Development Authority,Tuscon Electric Power Co.:
       6,500,000  B          Series A, 6.100% due 9/1/25(b)                                                              6,508,125
       2,250,000  B          Series B, 6.000% due 9/1/29                                                                 2,255,625
       2,500,000  B          Series C, 6.000% due 9/1/29                                                                 2,506,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,816,688
----------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 0.1%
         815,000  AAA      Arkansas State Development Authority, Single-Family Mortgage Revenue,
                             Series A, GNMA/FNMA-Collateralized, 6.200% due 7/1/15                                         871,031
----------------------------------------------------------------------------------------------------------------------------------
California -- 4.1%
       3,100,000  AAA      Alameda, CA Corridor Transportation Authority Revenue,
                             Sr. Lien, Series A, MBIA-Insured, 5.000% due 10/1/29                                        3,088,375
       3,940,000  A-       Burbank, CA Redevelopment Agency, Series A, (Golden
                             State Redevelopment Project), 6.250% due 12/1/24                                            4,255,200
       2,500,000  Baa3*    California Educational Facilities Authority Revenue Pooled College &
                             University Projects, Series A, 5.625% due 7/1/23                                            2,615,625
       2,500,000  AAA      California Statewide Community Development Authority Revenue,
                             COP, Sutter Health, AMBAC-Insured, 6.125% due 8/15/22                                       2,709,375
       3,000,000  Baa1*    Duarte, CA Hope Medical Center, 6.250% due 4/1/23                                             3,176,250
       5,500,000  BBB      Long Beach, CA (Aquarium of the Pacific Project), Series A,
                             6.125% due 7/1/15(c)                                                                        5,905,625

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
California -- 4.1% (continued)
     $ 4,000,000  A-       Los Angeles, CA Regional Airports Improvement, Corporate Lease
                             Revenue, LA International Airport, 6.800% due 1/1/27(b)                                  $  4,280,000
       2,850,000  AAA      Northern California Power Agency, Multiple Capital Facilities Revenue,
                             Series A, AMBAC-Insured, 5.000% due 8/1/25                                                  2,846,438
       1,150,000  AAA      Richmond, CA Redevelopment Agency Tax Allocation Capital Appreciation,
                             Harbour, Series A, MBIA-Insured, zero coupon due 7/1/23                                       337,813
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        29,214,701
----------------------------------------------------------------------------------------------------------------------------------
Colorado -- 2.3%
                           Colorado Health Facilities Authority Revenue,
                              National Jewish Medical Research Center:
       1,500,000  BBB          5.375% due 1/1/16                                                                         1,524,375
       2,500,000  NR           Volunteers, Series A, 5.875% due 7/1/28                                                   2,525,000
       4,750,000  BBB+     Colorado Springs, CO Airport Revenue, Series A, 7.000% due 1/1/22(b)                          5,201,250
                           Denver, CO City and County Airport Revenue:
         205,000  BBB+       Series A, 7.500% due 11/15/23(b)                                                              237,800
       1,715,000  BBB+       Series C, 6.750% due 11/15/22(b)                                                            1,858,631
      10,000,000  AAA      E-470 Public Highway Authority, CO, Series B, MBIA-Insured,
                             zero coupon due 9/1/26                                                                      2,487,500
       2,250,000  AAA      Jefferson County, CO COP, MBIA-Insured, 6.650% due 12/1/08                                    2,497,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,332,056
----------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 2.6%
       2,000,000  AAA      Connecticut State Airport Revenue, Bradley International
                             Airport, FGIC-Insured, 7.650% due 10/1/12                                                   2,370,000
       4,125,000  Ba3*     Connecticut State Development Pollution Control Revenue,
                             Connecticut Light and Power, Series A, 5.850% due 9/1/28                                    4,166,250
                           Connecticut State Health and Educational Facilities:
       1,200,000  BBB-       Quinnipiac College, Series D, 6.000% due 7/1/23                                             1,335,000
                             University of Hartford, Series D:
       1,655,000  BBB-         6.750% due 7/1/12                                                                         1,758,437
       1,450,000  BBB-         6.800% due 7/1/22                                                                         1,537,000
                           Mashantucket Western Pequot Tribe, CT, Series B:
       3,000,000  Baa3*      5.750% due 9/1/18                                                                           3,093,750
       4,500,000  Baa3*      5.750% due 9/1/27                                                                           4,612,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,872,937
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 1.7%
                           District of Columbia:
       6,500,000  BB-        COP, 7.300% due 1/1/13                                                                      7,263,750
       5,000,000  Ba1*       GO, 5.250% due 6/1/27                                                                       4,968,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,232,500
----------------------------------------------------------------------------------------------------------------------------------
Florida -- 1.9%
                           Boca Raton, FL Community Redevelopment Agency, Tax Increment Revenue,
                             Capital Appreciation, (Mizner Park Project), FSA-Insured:
       2,100,000  AAA          Zero coupon due 12/1/28                                                                     787,500
       1,200,000  AAA          Zero coupon due 3/1/27                                                                      498,000
       2,800,000  BBB+     Hillsborough County, FL Utility Revenue, Series A, 7.000% due 8/1/14                          3,038,000
       3,440,000  AAA      Jacksonville, FL Health Facilities Revenue,
                             University Medical Center, CONNIE LEE-Insured, 6.600% due 2/1/21                            3,741,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                        7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
Florida -- 1.9% (continued)
     $ 2,000,000  A+       Jacksonville, FL Sewer & Solid Waste Disposal Facilities Revenue,
                             (Anheuser-Busch Project), 5.875% due 2/1/36(b)                                           $  2,117,500
       1,250,000  AAA      Martin County, FL Health Facilities Authority Hospital Revenue,
                             (Martin Memorial Medical Center Project), AMBAC-Insured,
                             5.000% due 11/15/28                                                                         1,251,562
       1,900,000  AAA      Tampa, FL Utility Tax and Special Revenue, AMBAC-Insured,
                             6.900% due 10/1/09                                                                          2,097,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,530,687
----------------------------------------------------------------------------------------------------------------------------------
Georgia -- 3.2%
       4,000,000  A        Atlanta, GA Airport Facilities Revenue, 7.250% due 1/1/17(b)(c)                               4,275,000
       4,750,000  AAA      George L. Smith, GA World Congress Center Authority Revenue,
                             (Domed Stadium Project), 7.875% due 7/1/20(b)                                               5,135,937
       7,000,000  AAA      Georgia Municipal Electric Authority Power Revenue,
                             Series EE, AMBAC-Insured, 6.400% due 1/1/23                                                 7,770,000
       5,000,000  AAA      Medical Center Hospital Authority, GA Columbus Healthcare,
                             Series C, MBIA-Insured, 6.400% due 8/1/06                                                   5,518,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,699,687
----------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 1.1%
                           Hawaii State Department of Budget and Finance,
                             Special Purpose Mortgage Revenue:
       2,000,000  AAA          Hawaiian Electric Co. Project, Series B, MBIA-Insured,
                                 5.875% due 12/1/26(b)                                                                   2,190,000
       2,000,000  A            Kapiolani Healthcare Systems, 6.400% due 7/1/13                                           2,167,500
                           Honolulu, HI City and County Wastewater Systems Revenue,
                             Capital Appreciation, FGIC-Insured:
       6,000,000  Aaa*         Zero coupon due 7/1/17                                                                    2,407,500
       2,000,000  Aaa*         Zero coupon due 7/1/18                                                                      762,500
       2,000,000  Aaa*         Zero coupon due 7/1/19                                                                      725,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,252,500
----------------------------------------------------------------------------------------------------------------------------------
Illinois -- 2.6%
      20,000,000  AAA      Chicago, IL Board of Education, Capital Appreciation, School Reform,
                             Series B-1, FGIC-Insured, zero coupon due 12/1/29                                           4,100,000
       1,540,000  AA       Chicago, IL HDC, Section 8, Series A, FHA-Insured, 6.700% due 7/1/12                          1,643,950
       2,000,000  B+       East Chicago, IL Industrial Exempt Facilities Revenue, (Ispat Inland
                             Income Project No. 16), 7.000% due 1/1/14                                                   2,025,000
       3,000,000  BB       East Chicago, IL Industrial PCR, Inland Steel Co., (Project 10),
                             6.800% due 6/1/13                                                                           3,071,250
       1,300,000  NR       Illinois Education Facilities Authority Revenue, Northern Illinois
                             Medical Center, 6.000% due 9/1/19                                                           1,444,625
       2,000,000  A-       Illinois Health Facilities Authority Revenue, Victory Health Services,
                             Series A, 5.750% due 8/15/27                                                                2,060,000
       1,500,000  A+       Illinois Housing and Development Authority, Multi-Family Housing,
                             Series A, 6.125% due 7/1/25                                                                 1,582,500
       2,750,000  AAA      Illinois State Toll Highway Authority, Series A, FGIC-Insured,
                             6.200% due 1/1/16                                                                           3,049,062
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,976,387
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
Indiana -- 2.9%
     $ 5,000,000  Baa2*    Indiana State Development Finance Authority Environmental Revenue,
                             (USX Corp. Project), 5.600% due 12/1/32                                                  $  5,050,000
       3,000,000  B+       Indiana State Development Finance Authority Revenue,
                             (Inland Steel Project), 5.750% due 10/1/11                                                  2,861,250
                           Indianapolis, IN Airport Authority Revenue, Special Facility,
                             Federal Express Corporate Project:
       5,245,000  BBB          7.100% due 1/15/17(b)                                                                     5,900,625
       3,000,000  BBB          5.500% due 5/1/29                                                                         3,011,250
       3,970,000  Baa2*      United Airlines Project, Series A, 6.500% due 11/15/31(b)                                   4,292,562
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,115,687
----------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 1.9%
       4,250,000  BBB-     Kenton County, KY Airport Board Revenue, Delta Airlines,
                             Project A, 7.500% due 2/1/20(b)                                                             4,659,062
        1,500,000 BBB      Kentucky Economic Development Finance Authority
                             Hospital Systems Revenue, Appalachian Regional Healthcare,
                             5.875% due 10/1/22                                                                          1,558,125
         590,000  NR       Kentucky Multi-County Residential Mortgage, 10.500% due 10/1/00                                 596,637
       4,000,000  A        Pendleton County, KY Multi-County Lease Revenue, Series A,
                             6.500% due 3/1/19                                                                           4,350,000
       2,605,000  Aa2*     Trimble County, KY PCR, Series B, 6.550% due 11/1/20(b)                                       2,819,913
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,983,737
----------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 3.0%
       2,500,000  AA-      Calcasieu Parish Inc., LA IDB Exempt Facility Revenue,
                             (Conoco Inc. Project), 5.750% due 12/1/26(b)                                                2,634,375
       5,000,000  NR       Hodge, LA Utility Revenue, 9.000% due 3/1/10(b)                                               5,285,500
       4,000,000  BB+      Iberville Parish, LA PCR, 5.700% due 1/1/14                                                   4,075,000
       2,600,000  A3*      Lake Charles, LA Harbor and Terminal District, (Trunkline Liquid
                             Natural Gas Co. Project), 7.750% due 8/15/22                                                2,954,250
       2,000,000  B+       Port of New Orleans, LA  IDR, (Continential Grain Co.), 7.500% due 7/1/13                     2,140,000
       1,210,000  AAA      State Tammany Parish, LA Hospital Revenue, District 2,
                             CONNIE LEE-Insured, 6.250% due 10/1/14                                                      1,343,100
       3,000,000  BB+      West Feliciana Parish, LA PCR, Gulf State Utilities, 7.700% due 12/1/14                       3,322,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,754,725
----------------------------------------------------------------------------------------------------------------------------------
Maryland -- 2.0%
       3,000,000  AAA      Baltimore County, MD Mortgage Revenue, Series A,
                             Dunfield Townhouses, FHA-Insured, 6.900% due 8/1/28                                         3,258,750
                           Maryland State Community Development Administration,
                             Department of Housing & Community Development:
       1,280,000  Aa3*         Multi-Family Housing, Insured Mortgage, Series A,
                                 FHA-Insured, 6.625% due 5/15/23                                                         1,395,200
       1,000,000  Aa2*         Single-Family Program, Fourth Series, 6.450% due 4/1/14                                   1,080,000
                           Northeast, MD Waste Disposal Authority, Recovery Revenue,
                             MBIA-Insured, Southwest Resource Recovery:
       3,000,000  AAA          7.200% due 1/1/06                                                                         3,495,000
       3,000,000  AAA          7.200% due 1/1/07                                                                         3,483,750
       2,500,000  Caa3*    Prince Georges County, MD Greater Southeast Healthcare
                             System, 6.375% due 1/1/23                                                                   1,550,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,262,700
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                        9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
Massachusetts -- 7.5%
                           Massachusetts State Health and Educational Facilities Authority Revenue:
     $ 6,750,000  AAA        Boston Medical Center, Series A, MBIA-Insured, 5.000% due 7/1/29                         $  6,665,625
       3,500,000  AAA        New England Medical Center Hospitals, Series F,
                               FGIC-Insured, 6.625% due 7/1/25                                                           3,823,750
       3,005,000  B1*        Saint Memorial Medical Center, Series A, 6.000% due 10/1/23                                 3,023,781
       2,000,000  AAA        University of Massachussetts Memorial Issue, Series A, 5.000% due 7/1/28                    1,975,000
                           Massachusetts State HFA, Housing Projects,
                             Residential Development, FNMA-Collateralized:
       2,445,000  A+           Series A, 6.375% due 4/1/21                                                               2,634,487
       2,000,000  AAA          Series C, 6.875% due 11/15/11                                                             2,190,000
       3,000,000  AAA          Series D, 6.800% due 11/15/12                                                             3,255,000
       2,500,000  Aa3*     Massachusetts State Housing Finance Agency, Single-Family,
                             Series 41, 6.300% due 12/1/14                                                               2,693,750
       1,000,000  Baa1*    Massachusetts State IFA, Concord Academy, 5.500% due 9/1/27                                   1,012,500
                           Massachusetts State Industrial IFA, Resource Recovery Revenue,
                             (Semass Project):
       2,345,000  BBB-         Bradford College, GO of Institution Insured, 5.625% due 11/1/28                           2,362,587
       2,700,000  NR           Series A, 9.000% due 7/1/15                                                               3,017,250
       4,305,000  NR           Series B, 9.250% due 7/1/15(b)                                                            4,826,981
                           Massachusetts State Port Authority Revenue:
       2,750,000  AA-        5.000% due 7/1/27                                                                           2,725,937
       1,300,000  AAA        Series A, MBIA-Insured, 5.875% due 9/1/23(b)                                                1,392,625
       2,700,000  AA-        Series D, 5.000% due 7/1/28                                                                 2,676,375
      32,505,000  Aaa*     Massachusetts State Turnpike Authority,
                             Metropolitan Highway System Revenue, Series C,
                             MBIA-Insured, zero coupon due 1/1/23                                                        9,710,869
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        53,986,517
----------------------------------------------------------------------------------------------------------------------------------
Michigan -- 4.2%
       6,000,000  BB-      Detroit, MI Local Development Finance Authority, Tax Increment,
                             Series A, 5.500% due 5/1/21                                                                 5,955,000
       3,000,000  AAA      Detroit, MI Water Supply System, FGIC-Insured, 6.375% due 7/1/22(d)                           3,262,500
                           Michigan State Hospital Finance Authority Revenue:
       3,000,000  BBB        Detroit Medical Center, Series A, 5.250% due 8/15/28                                        2,760,000
       5,000,000  AAA        FSA-Insured, 6.300% due 2/15/22(c)(d)                                                       5,337,500
       3,500,000  Ba3*     Michigan State Strategic Fund Limited Obligation Revenue,
                             Michigan Sugar Co., Series A, 6.250% due 11/1/15                                            3,513,125
       5,000,000  NR       Michigan State Strategic Fund Reserve Recovery
                             Limited Obligation Revenue, Central Wayne Energy, 7.000% due 7/1/27                         5,087,500
       3,750,000  AAA      Western Townships, MI Utilities Authority, Sewer Disposal
                             Systems, FSA-Insured, 6.750% due 1/1/15                                                     4,035,938
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        29,951,563
----------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 0.9%
                           St. Paul, MN Housing and Redevelopment Authority,
                             (Healtheast Project), Series A:
       2,250,000  BBB          5.700% due 11/1/15                                                                        2,190,938
       3,900,000  BBB          6.625% due 11/1/17                                                                        4,056,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,246,938
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
Mississippi -- 1.7%
     $ 2,250,000  AAA      Gulfport, MS Hospital Facilities Revenue, Memorial Hospital
                             Gulfport, Series A, MBIA-Insured, 6.200% due 7/1/18                                      $  2,477,812
       2,500,000  A3*      Jones County, MS Solid Waste Disposal Revenue,
                             (International Paper Co. Project), Series A, 5.800% due 10/1/21(b)                          2,600,000
       5,100,000  BBB-     Mississippi Business Finance Corp., Mississippi PCR System,
                             (Energy Reserve Inc. Project), 5.875% due 4/1/22                                            5,112,750
       2,000,000  Aaa*     Mississippi Home Corp., Single-Family Mortgage Revenue,
                             GNMA-Collateralized, 6.550% due 4/1/21(b)                                                   2,137,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,328,062
----------------------------------------------------------------------------------------------------------------------------------
Montana -- 1.9%
       7,000,000  BBB-     Lewis & Clark County, MT Environmental Revenue Facilities,
                             (Asarco Inc. Project), 5.850% due 10/1/33                                                   7,017,500
       6,500,000  NR       Montana State Board Resource Recovery, (Yellowstone
                             Energy LP Project), 7.000% due 12/31/19(b)(c)                                               6,329,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,346,875
----------------------------------------------------------------------------------------------------------------------------------
Nebraska -- 0.2%
       1,490,000  AAA      Nebraska Investment Finance Authority, Single-Family
                             Housing Revenue, Series C, GNMA/FNMA-Collateralized,
                             Remarketed 5/1/97, 6.300% due 9/1/28(b)                                                     1,584,988
----------------------------------------------------------------------------------------------------------------------------------
Nevada -- 1.7%
       4,000,000  BBB-     Clark County, NV IDR, (Nevada Power Co. Project),
                             Series A, 5.900% due 11/1/32(b)                                                             4,060,000
                           Henderson, NV Health Care Facilities Revenue, Catholic Healthcare West:
       4,000,000  A          5.250% due 7/1/18                                                                           4,010,000
       4,500,000  A          5.125% due 7/1/28                                                                           4,398,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,468,750
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire -- 1.4%
       3,340,000  BBB-     New Hampshire Business Financing Authority, PCR, United
                             Illuminating Co., Series A, 5.875% due 10/1/33                                              3,436,025
       1,250,000  BB-      New Hampshire Higher Educational and Health Facilities
                             Authority Revenue, Littleton Hospital,
                             Series A, 6.000% due 5/1/28                                                                 1,273,438
       5,000,000  BB-      New Hampshire State Business Finance Authority, PCR,
                             6.000% due 5/1/21(b)                                                                        5,125,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,834,463
----------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 2.5%
         775,000  B1*      Atlantic County, NJ Utilities Authority, Solid Waste Revenue, 7.125% due 3/1/16                 792,437
       5,000,000  Ba2*     Camden County, NJ Improvement Authority Revenue, (Health Care
                             Redevelopment Project), Cooper Health, 6.000% due 2/15/27                                   4,525,000
       2,500,000  AAA      Hoboken, Union City, Weehawken, NJ Sewer Authority Revenue,
                             MBIA-Insured, 6.200% due 8/1/19                                                             2,718,750
         885,000  NR       Hudson County, NJ Improvement Authority, Solid Waste Revenue,
                             7.100% due 1/1/20                                                                             966,862

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
New Jersey -- 2.5% (continued)
                           New Jersey EDA:
     $ 1,000,000  NR         Keswick Pines, 5.750% due 1/1/24                                                         $  1,001,250
       2,000,000  NR         Raritan Bay Medical Center, 7.250% due 7/1/27                                               2,125,000
       2,500,000  AAA        RWJ Health Care Corp., FSA-Insured, 6.500% due 7/1/24                                       2,796,875
       3,000,000  AAA      New Jersey State Housing & Mortgage Finance Agency, Multi-Family
                             Housing Revenue, Presidential Plaza, FHA-Insured, 7.000% due 5/1/30                         3,258,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,184,924
----------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.0%
          48,171  Aaa*     Santa Fe, NM Single-Family Mortgage Revenue, 8.450% due 12/1/11                                  51,664
----------------------------------------------------------------------------------------------------------------------------------
New York -- 8.7%
       1,500,000  NR       Erie County, NY IDA, Civic Facilities Revenue, (Depaul
                             Properties Inc. Project), Series A, 5.750% due 9/1/28                                       1,486,875
                           Long Island Power Authority, NY Electric Systems Revenue,
                             Capital Appreciation, Series A:
       8,500,000  AAA          FSA-Insured, zero coupon due 12/1/19                                                      3,028,125
       9,160,000  AAA          FSA-Insured, zero coupon due 12/1/21                                                      2,942,650
       1,720,000  AAA          FSA-Insured, zero coupon due 12/1/25                                                        449,350
       4,095,000  AAA          Zero coupon due 12/1/24                                                                   1,126,125
       1,595,000  NR       Monroe County, NY IDR, Depaul Community Facilities A, 5.875% due 2/1/28                       1,606,963
                           New York, NY GO Bonds:
         195,000  A-         Pre-Refunded, Series A-1,  6.500% due 8/1/19                                                  226,688
       4,500,000  A-         Series A, 6.250% due 8/1/17                                                                 5,006,250
       5,000,000  A-         Series C, 6.660% due 8/1/09                                                                 5,312,500
       2,750,000  A-         Series H, 6.125% due 8/1/25                                                                 3,038,750
       1,975,000  A-         Unrefunded balance, Series A-1, 6.500% due 8/1/19                                           2,219,406
       4,045,000  A-         Unrefunded balance, Series F, 6.125% due 2/1/25                                             4,424,219
       2,850,000  NR       New York, NY IDA, Community Hospital Brooklyn, 6.875% due 11/1/10                             2,878,500
       3,085,000  BBB+     New York State COP, (Hanson Redevelopment Project), 8.375% due 5/1/08                         3,794,550
                           New York State Dormitory Authority Revenue:
       2,150,000  BBB+       Interfaith Medical Center, 5.400% due 2/15/28                                               2,195,688
       4,500,000  BBB+       Upstate Community College, Series A, 6.250% due 7/1/25                                      4,983,750
       1,500,000  AA         Wesley Garden Nursing Home, FHA-Insured, 6.125% due 8/1/35                                  1,616,250
                           New York State Energy, Research and Development Authority,
                             Long Island Lighting Co.:
       3,000,000  A-           7.150% due 6/1/20(b)                                                                      3,296,250
       1,150,000  A-           7.150% due 12/1/20(b)                                                                     1,256,375
                           New York State Medical Care Facilities Finance Agency Revenue:
       2,895,000  AAA        Series C, Long-Term Healthcare, FSA-Insured, 6.400% due 11/1/14                             3,166,406
         715,000  A-         Series F, Mental Improvement, 6.500% due 2/15/19                                              776,669
                           New York State Urban Development Corp.,
       2,500,000  BBB+       Correctional Facilities, Service Contract, 5.000% due 1/1/28                                2,456,250
       2,000,000  NR       Onondaga County, NY IDA, Solid Waste Disposal Facilities Revenue,
                             (Solvay Paperboard LLC Project), 7.000% due 11/1/30                                         2,042,500
       2,000,000  AAA      St. Lawrence County, NY Industrial Development Civic Facilities
                             Revenue, (St. Lawrence University Project), Series A,
                             MBIA-Insured, 5.000% due 7/1/28                                                             2,002,500
       1,000,000  A2*      United Nations Development Corp., NY Revenue
                             Refunding, Sr. Lien, Series B, 5.500% due 7/1/17                                            1,004,680
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        62,338,269
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
North Carolina -- 3.0%
     $ 8,250,000  NR Charlotte, NC SPL Facilities Revenue, Charlotte/Douglas
                             International Airport, 5.600% due 7/1/27                                                 $  8,198,437
       8,700,000  Baa1*    North Carolina Eastern Municipal Power Agency, Power
                             System Revenue, Series B, 7.000% due 1/1/08(c)                                             10,233,375
       2,600,000  Baa1*    North Carolina Medical Care Community Hospital Revenue,
                             Halifax Regional Medical Center, 5.000% due 8/15/18                                         2,509,000
       2,750,000  AA       North Carolina University, Chapel Hill, zero coupon due 8/1/20                                  948,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,889,562
----------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.5%
       3,000,000  AAA      Mercer County, ND PCR, Basin Electric Power, Second Series,
                             AMBAC-Insured, 6.050% due 1/1/19                                                            3,311,250
----------------------------------------------------------------------------------------------------------------------------------
Ohio -- 3.2%
                           Cleveland, OH Airport Special Revenue, Continental Airlines Inc.:
       4,000,000  NR         9.000% due 12/1/19(b)(c)                                                                    4,265,640
       4,000,000  BB         5.375% due 9/15/27                                                                          3,870,000
       5,000,000  BB+      Ohio State Air Quality Development Authority, Pollution
                             Control-Toledo Edison, 6.875% due 7/1/23(b)(c)                                              5,325,000
                           Ohio State Water Development Authority Revenue, Series A:
       4,000,000  NR         Bayshore Power Project, 5.875% due 9/1/20                                                   4,055,000
       3,475,000  BB+        Cleveland Electric, 8.000% due 10/1/23(b)(c)                                                3,996,250
       1,500,000  BB+        Toledo Edison, 8.000% due 10/1/23(b)(c)                                                     1,725,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,236,890
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 1.0%
       3,630,000  AAA      Oklahoma HFA, Single-Family Mortgage, Series B,
                             GNMA-Collateralized, 7.997% due 8/1/18(b)                                                   4,210,800
       2,400,000  Baa1*    Tulsa, OK Municipal Airport Revenue, American Airlines,
                             7.350% due 12/1/11                                                                          2,679,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,889,800
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 11.4%
       4,000,000  AAA      Allegheny County, PA Airport Revenue, Greater Pittsburgh International
                             Airport, Series B, FSA-Insured, 6.625% due 1/1/22(b)                                        4,345,000
       2,500,000  Baa2*    Allegheny County, PA, Series A, 6.700% due 12/1/20                                            2,746,875
       4,500,000  BBB      Allentown, PA Hospital Authority Revenue, Sacred Heart
                             Hospital of Allentown, Series B, 6.750% due 11/15/15                                        4,899,375
                           Dauphin County, PA General Authority:
       3,100,000  NR         Hotel and Conference Center - Hyatt Regency, 6.200% due 1/1/29                              3,115,500
       6,000,000  NR         Riverfront Office, 6.000% due 1/1/25                                                        6,037,500
       2,000,000  A-       Delaware County, PA IDA, Resource Recovery Facilities, Series A,
                             6.200% due 7/1/19                                                                           2,160,000
       2,000,000  AAA      Erie, PA School Distict, zero coupon due 9/1/25                                                 530,000
       3,500,000  NR       Harrisburg, PA Authority Office, 6.000% due 5/1/19                                            3,543,750
       7,500,000  AAA      Lehigh County, PA IDA, PCR, MBIA-Insured, 6.400% due 9/1/29                                   8,371,875
                           Luzerne County, PA IDA, Pennsylvania Gas and Water Co., Series A:
       2,500,000  A          7.200% due 10/1/17(b)                                                                       2,762,500
       2,250,000  A-         6.050% due 1/1/19                                                                           2,373,750

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
Pennsylvania -- 11.4% (continued)
                           McKeesport, PA School District, MBIA-Insured:
     $ 4,875,000  AAA        Zero coupon due 10/1/24                                                                  $  1,352,813
       4,875,000  AAA        Zero coupon due 10/1/25                                                                     1,285,781
       4,500,000  A-       Montgomery County, PA IDA, Retirement Community Revenue,
                             5.250% due 11/15/28                                                                         4,359,375
       6,750,000  BBB+++   Montgomery County, PA Redevelopment Authority,
                             Multi-Family Housing, Series A, 6.500% due 7/1/25                                           7,197,188
                           Pennsylvania EDA:
       4,500,000  BBB-       Resource Recovery Revenue, (Colver Project), Series D,
                               7.125% due 12/1/15                                                                        4,995,000
       4,000,000  BBB        WasteWater Treatment Revenue, Sun Co. Inc., (RTM Project),
                               Series A, 7.600% due 12/1/24(b)                                                           4,610,000
       6,000,000  NR       Pennsylvania Economic Development Fingauth Exempt Facilities
                             Revenue, National Gypsum Co., Series B, 6.125% due 11/1/27                                  6,022,500
       5,000,000  AAA      Pennsylvania State Higher Education, Student Loan Revenue,
                             Series D, AMBAC-Insured, 6.050% due 1/1/19(b)                                               5,250,000
                           Philadelphia, PA Municipal Authority Gas Works Lease Revenue:
       2,500,000  BBB-       7.625% due 5/1/14                                                                           2,569,775
         970,000  Baa*       Series B, 6.400% due 11/15/16                                                               1,024,563
       2,250,000  AAA      Philadelphia, PA Parking Authority and Revenue, AMBAC-Insured,
                             5.000% due 2/1/27                                                                           2,250,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        81,803,120
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 0.2%
       1,250,000  BBB-     Puerto Rico, Mennonite General Hospital, 5.625% due 7/1/27                                    1,276,563
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island -- 1.4%
       9,500,000  AA+      Rhode Island Housing and Mortgage Finance Authority,
                             7.100% due 4/1/24(b)(c)(d)                                                                 10,188,750
----------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 2.7%
       1,500,000  BBB+     Greenville County, SC IDR, (Lockheed Aeromod Center Project),
                             7.200% due 11/1/21(b)                                                                       1,631,250
                           Greenville, SC Connector, 2000 Association:
      11,250,000  BBB-       5.375% due 1/1/38                                                                          10,321,875
      20,250,000  BBB-       Zero coupon due 1/1/30                                                                      3,240,000
       4,000,000  A2*      Richland County, SC PCR, (Union Camp Corp. Project), 6.625% due 5/1/22                        4,335,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,528,125
----------------------------------------------------------------------------------------------------------------------------------
South Dakota -- 0.3%
                           Oglala Sioux, SD Tribal Revenue Bond:
          35,000  NR         7.000% due 7/1/99                                                                              35,339
       1,865,000  NR         7.500% due 7/1/13                                                                           1,909,294
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,944,633
----------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 1.2%
       3,150,000  BBB      Memphis-Shelby County, TN Airport Authority,
                             Federal Express Corp., 6.750% due 9/1/12                                                    3,441,375
       5,000,000  AAA      Metropolitan Nashville Airport  Authority, TN Airport Revenue,
                             Special Facilities, Series C, FGIC-Insured, 6.600% due 7/1/15                               5,406,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,847,625
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
Texas -- 3.7%
     $ 3,000,000  NR       Abilene, TX Health Facilities Development Corp., Retirement Facilities
                             Revenue, Sears Methodist Retirement, Series A, 5.900% due 11/15/25                       $  2,996,250
       2,000,000  AAA      Brazos River Authority, TX PCR, Houston Lighting &
                             Power Co., Series A, AMBAC-Insured, 6.700% due 3/1/17                                       2,180,000
       2,000,000  NR       Denton County, TX Reclamation and Road District,
                             8.500% due 6/1/16                                                                           2,016,160
         970,000  AAA      Harris County, TX Refunding Toll Road Authority,
                             Series A, AMBAC-Insured, 6.500% due 8/15/17                                                 1,067,000
       3,000,000  Ba1*     Houston, TX Airport Systems Revenue, Special Facilities,
                             Series B, 5.700% due 7/15/29                                                                2,981,250
       2,100,000  AAA      Matagorda County, TX PCR, Navajo District No. 1,
                             Houston Light & Power Co. Project, Series E,
                             FGIC-Insured, 7.200% due 12/1/18                                                            2,203,698
                           Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue:
       2,645,000  BB         Series A, 6.750% due 10/1/14                                                                2,800,394
       3,165,000  BB         Series B, 6.125% due 10/1/13                                                                3,252,038
                           San Antonio, TX Airport System Revenue, AMBAC-Insured:
       3,000,000  AAA        7.125% due 7/1/06                                                                           3,442,500
       1,000,000  AAA        7.125% due 7/1/08                                                                           1,150,000
       2,000,000  AAA        7.375% due 7/1/13                                                                           2,320,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,409,290
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands -- 0.4%
                           Virgin Islands Public Finance Authority Revenue, Subordinate Lien, Series E:
       2,000,000  NR         5.750% due 10/1/13                                                                          2,112,500
       1,000,000  NR         6.000% due 10/1/22                                                                          1,052,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,165,000
----------------------------------------------------------------------------------------------------------------------------------
Virginia -- 0.7%
       2,435,000  AAA      Fairfax County, VA Redevelopment and Housing Authority
                             Revenue, Multi-Family Housing, Series A, Kingsley,
                             FHA-Insured, 7.000% due 5/1/26                                                              2,641,975
       2,000,000  NR       Virginia Beach, VA Ramada on the Beach, 7.000% due 12/1/15                                    2,115,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,756,975
----------------------------------------------------------------------------------------------------------------------------------
Washington -- 2.0%
       5,000,000  AAA      Central Puget Sound, WA Regional Transportation Authority,
                             FGIC-Insured, 4.750% due 2/1/28                                                             4,781,250
      11,345,000  AAA      Chelan County, WA Public Utility District No. 1,
                             Columbia River Rock, Capital Appreciation,
                             Series A, MBIA-Insured, zero coupon due 6/1/19                                              4,055,837
       2,000,000  BBB      Port Moses Lake, WA PCR, Union Carbide, 7.875% due 8/1/06(b)                                  2,037,120
       3,315,000  BBB-     Spokane, WA Downtown Foundation Parking Revenue,
                             (River Park Square Project), 5.600% due 8/1/19                                              3,327,431
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,201,638
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT      RATING(a)                            SECURITY                                                            VALUE
==================================================================================================================================
West Virginia -- 1.1%
     $ 2,000,000  A        Beckley, WV IDR, (Water Commission Project),
                             7.000% due 10/1/17(b)                                                                    $  2,187,500
       2,000,000  A        Braxton County, WV, Solid Waste Disposal Revenue,
                             (Weyerhaeuser Co. Project), 5.800% due 6/1/27(b)                                            2,112,500
                           Marion County, WV, Solid Waste Disposal Revenue:
       3,295,043  NR         Adirondack Recycling A, 8.000% due 12/1/25                                                  2,965,539
         445,696  NR         Adirondack Recycling B, 10.000% due 12/1/25                                                   401,127
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         7,666,666
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 0.5%
       1,670,000  A3*      Racine County, WI Health Center Revenue, 8.125% due 8/1/21                                    1,723,190
       1,600,000  NR       Wisconsin State Health and Educational Facilities Authority Revenue,
                             (Benchmark Healthcare Inc. Project), Series A, 6.750% due 12/1/28                           1,542,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,265,190
----------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.2%
       1,250,000  AA       Wyoming Community Development Authority Housing
                             Revenue, 7.100% due 6/1/17                                                                  1,354,688
----------------------------------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $677,353,409**)                                                                   $718,364,176
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those which are identified by an asterisk (*) are rated by Moody's Investors Service Inc. and those identified by a double dagger (++) are rated by Fitch Investor Services, Inc.

(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(c)   Security segregated by custodian for open purchase committments.

(d) Residual interest bonds -- coupon varies inversely with level of short-term tax-exempt interest rates.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 17 through 19 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA            -- Bonds rated "AAA"' have the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA             -- Bonds rated "AA" have a very strong capacity to pay
                  interest and repay principal and differ from the highest rated issue only in a small degree.

A              -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB            -- Bonds rated "BBB" are regarded as having an adequate
                  capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB             -- Bonds rated "BB" have less near-term vulnerability to
                  default than other speculative issues. However, they face major ongoing uncertainties of exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B              -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa            -- Bonds rated "Aaa" are judged to be of the best quality.
                  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa             -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A              -- Bonds rated "A" possess many favorable investment
                  attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa            -- Bonds rated "Baa" are considered as medium grade
                  obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       17

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

Ba             -- Bonds rated "Ba" are judged to have speculative elements;
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B              -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch Investors Services, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

BBB            -- Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likeoy to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR             -- Indicates that the bond is not rated by Standard & Poor's,
                  Moody's or Fitch.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1           -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1            -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1         -- Moody's highest rating for issues having demand feature --
                  VRDO.

P-1            -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.



--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG           -- Association of Bay Area Governments
AIG            -- American International Guaranty
AMBAC          -- AMBAC Indemnity Corporation
BAN            -- Bond Anticipation Notes
BIG            -- Bond Investors Guaranty
CGIC           -- Capital Guaranty Insurance Company
CHFCLI         -- California Health Facility Construction Loan Insurance
CONNIE LEE     -- College Construction Loan Association
COP            -- Certificate of Participation
EDA            -- Economic Development Authority
ETM            -- Escrowed to Maturity
FAIRS          -- Floating Adjustable Interest Rate Securities
FGIC           -- Financial Guaranty Insurance Company
FHA            -- Federal Housing Administration
FHLMC          -- Federal Home Loan Mortgage Corporation
FNMA           -- Federal National Mortgage Association
FRTC           -- Floating Rate Trust Certificates
FSA            -- Federal Savings Association
GIC            -- Guaranteed Investment Contract
GNMA           -- Government National Mortgage Association
GO             -- General Obligation
HDC            -- Housing Development Corporation
HFA            -- Housing Finance Authority
IDA            -- Industrial Development Agency
IDB            -- Industrial Development Board
IDR            -- Industrial Development Revenue
IFA            -- Industrial Finance Authority
INFLOS         -- Inverse Floaters
LOC            -- Letter of Credit
MBIA           -- Municipal Bond Investors Assurance Corporation
MVRICS         -- Municipal Variable Rate Inverse Coupon Security
PCR            -- Pollution Control Revenue
RAN            -- Revenue Anticipation Notes
RIBS           -- Residual Interest Bonds
RITES          -- Residual Interest Tax-Exempt Securities
SYCC           -- Structured Yield Curve Certificate
TAN            -- Tax Anticipation Notes
TECP           -- Tax-Exempt Commercial Paper
TOB            -- Tender Option Bonds
TRAN           -- Tax and Revenue Anticipation Notes
VA             -- Veterans Administration
VRWE           -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       19

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $677,353,409)                         $718,364,176
     Interest receivable                                                     9,325,047
     Receivable for securities sold                                          3,608,681
     Receivable for Fund shares sold                                           289,624
--------------------------------------------------------------------------------------
     Total Assets                                                          731,587,528
--------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                        9,330,697
     Dividends payable                                                       2,874,948
     Investment advisory fee payable                                           267,056
     Administration fee payable                                                120,652
     Payable for Fund shares redeemed                                          104,622
     Distribution fees payable                                                  51,893
     Payable to bank                                                             1,994
     Accrued expenses                                                          190,353
--------------------------------------------------------------------------------------
     Total Liabilities                                                      12,942,215
--------------------------------------------------------------------------------------
Total Net Assets                                                          $718,645,313
======================================================================================
NET ASSETS:
     Par value of shares of beneficial interest                           $     40,724
     Capital paid in excess of par value                                   677,265,386
     Overdistributed net investment income                                  (1,897,523)
     Accumulated net realized gain on security transactions                  2,225,959
     Net unrealized appreciation of investments                             41,010,767
--------------------------------------------------------------------------------------
Total Net Assets                                                          $718,645,313
======================================================================================
Shares Outstanding:
     Class A                                                                16,195,857
     ---------------------------------------------------------------------------------
     Class B                                                                24,361,747
     ---------------------------------------------------------------------------------
     Class L                                                                   166,436
     ---------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                             $17.64
     ---------------------------------------------------------------------------------
     Class B *                                                                  $17.65
     ---------------------------------------------------------------------------------
     Class L **                                                                 $17.62
     ---------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)          $18.38
     ---------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)          $17.80
======================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                          See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)    For the Six Months Ended January 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                      $ 21,605,538
-------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 3)                                       1,679,616
     Investment advisory fees (Note 3)                                1,462,521
     Administration fees (Note 3)                                       731,260
     Shareholder and system servicing fees                              135,853
     Registration fees                                                   41,132
     Custody                                                             21,938
     Shareholder communications                                          21,794
     Audit and legal                                                     19,927
     Pricing service fees                                                16,617
     Trustees' fees                                                       7,098
     Other                                                                2,388
-------------------------------------------------------------------------------
     Total Expenses                                                   4,140,144
-------------------------------------------------------------------------------
Net Investment Income                                                17,465,394
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
     Realized Gain From Security Transactions
     (excluding short-term securities):
       Proceeds from sales                                          260,829,260
       Cost of securities sold                                      255,523,147
-------------------------------------------------------------------------------
     Net Realized Gain                                                5,306,113
-------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of period                                           41,414,188
       End of period                                                 41,010,767
-------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                           (403,421)
-------------------------------------------------------------------------------
Net Gain on Investments                                               4,902,692
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 22,368,086
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Year Ended July 31, 1998

                                                                           1999             1998
====================================================================================================
OPERATIONS:
     Net investment income                                            $  17,465,394    $  38,125,389
     Net realized gain                                                    5,306,113       19,192,567
     Decrease in net unrealized appreciation                               (403,421)     (10,697,596)
----------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                              22,368,086       46,620,360
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 2):
     Net investment income                                              (18,070,058)     (39,414,101)
     Net realized gains                                                 (17,386,302)     (11,871,835)
----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders          (35,456,360)     (51,285,936)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                                    47,030,747       52,382,528
     Net asset value of shares issued for reinvestment of dividends      19,775,793       29,453,809
     Cost of shares reacquired                                          (76,307,740)    (152,494,853)
----------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions                 (9,501,200)     (70,658,516)
----------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                  (22,589,474)     (75,324,092)

NET ASSETS:
     Beginning of period                                                741,234,787      816,558,879
----------------------------------------------------------------------------------------------------
     End of period*                                                   $ 718,645,313    $ 741,234,787
----------------------------------------------------------------------------------------------------
   * Includes overdistributed net investment income of:               $  (1,897,523)   $  (1,292,859)
====================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Municipal High Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Premium Total Return Fund, Smith Barney High Income Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

3. Investment Advisory Agreement, Administration Agreement and Other
Transactions

SSBC Fund Management Inc. ("SSBC") formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       23

--------------------------------------------------------------------------------
Notes to Financial Statements  (unaudited) (continued)
--------------------------------------------------------------------------------

0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Trust's distributor. Prior to that date salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Trust's distributor. SSB, as well as certain other broker dealers, continues to sell Fund shares to the public as a member of the selling group.

There is also a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase and thereafter declines by 0.50% the first year after purchase and by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% charge CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended January 31, 1999, SSB received sales charges of $52,000 and $12,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately $57,000 and $1,000 for Class B and Class L shares, respectively.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were:

                               Class A              Class B             Class L
===============================================================================
Distribution Plan Fees        $209,273            $1,461,980             $8,363
===============================================================================

All officers and one Trustee of the Trust are employees of SSB.

4. Investments

During the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

===============================================================================
Purchases                                                          $260,829,260
-------------------------------------------------------------------------------
Sales                                                               225,843,468
===============================================================================

At January 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $43,777,872
Gross unrealized depreciation                                        (2,767,105)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $41,010,767
================================================================================

5. Shares of Beneficial Interest

At January 31, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At January 31, 1999, total paid-in capital amounted to the following for each class:

                                 Class A            Class B            Class L
================================================================================
Total Paid-in Capital         $280,565,621       $393,782,319        $2,958,170
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                            Six Months Ended                       Year Ended
                                            January 31, 1999                      July 31, 1998
                                      ----------------------------        ----------------------------
                                        Shares           Amount             Shares           Amount
======================================================================================================
Class A
Shares sold                            1,977,965     $  35,521,190         2,045,273     $  36,791,410
Shares issued on reinvestment            446,617         7,924,984           599,605        10,757,575
Shares reacquired                     (1,151,539)      (20,636,263)       (1,752,808)      (31,542,922)
------------------------------------------------------------------------------------------------------
Net Increase                           1,273,043     $  22,809,911           892,070     $  16,006,063
======================================================================================================
Class B
Shares sold                              576,678     $  10,340,791           798,147     $  14,386,588
Shares issued on reinvestment            663,363        11,772,990         1,039,421        18,653,146
Shares reacquired                     (3,090,160)      (55,537,669)       (6,710,099)     (120,826,967)
------------------------------------------------------------------------------------------------------
Net Decrease                          (1,850,119)    $ (33,423,888)       (4,872,531)    $ (87,787,233)
======================================================================================================
Class L*
Shares sold                               65,490     $   1,168,766            67,008     $   1,204,530
Shares issued on reinvestment              4,396            77,819             2,404            43,088
Shares reacquired                         (7,562)         (133,808)           (6,936)         (124,964)
------------------------------------------------------------------------------------------------------
Net Increase                              62,324     $   1,112,777            62,476     $   1,122,654
======================================================================================================

*     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       25

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class A Shares                              1999(1)(2)      1998        1997        1996        1995        1994
=================================================================================================================
Net Asset Value, Beginning of Period        $ 17.96       $ 18.07     $ 17.31     $ 17.25     $ 17.26     $ 18.24
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.46          0.95        0.97        1.00        1.04        1.06
  Net realized and unrealized gain (loss)      0.12          0.19        0.77        0.06        0.01*      (0.85)
-----------------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.58          1.14        1.74        1.06        1.05        0.21
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.47)        (0.98)      (0.98)      (1.00)      (1.00)      (1.06)
  Net realized gains                          (0.43)        (0.27)         --          --       (0.02)      (0.13)
  Capital                                        --            --          --          --       (0.04)         --
-----------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.90)        (1.25)      (0.98)      (1.00)      (1.06)      (1.19)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 17.64       $ 17.96     $ 18.07     $ 17.31     $ 17.25     $ 17.26
-----------------------------------------------------------------------------------------------------------------
Total Return                                   3.28%++       6.54%      10.40%       6.28%       6.42%       1.14%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $   286       $   268     $   254     $   232     $   238     $    18
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.82%+        0.83%       0.83%       0.84%       0.84%       0.84%
  Net investment income                        5.03+         5.24        5.52        5.74        6.04        5.83
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          31%           84%         51%         44%         38%         39%
=================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

* Includes the per share effect of shareholder sales and redemption activity during the period, most of which occurred at net asset values less than the beginning of the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class B Shares                              1999(1)(2)         1998        1997        1996        1995        1994
====================================================================================================================
Net Asset Value, Beginning of Period        $ 17.98          $ 18.09     $ 17.32     $ 17.26     $ 17.26     $ 18.24
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.41             0.86        0.89        0.92        0.95        0.96
  Net realized and unrealized gain (loss)      0.12             0.19        0.77        0.06        0.02*      (0.85)
--------------------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.53             1.05        1.66        0.98        0.97        0.11
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.43)           (0.89)      (0.89)      (0.92)      (0.91)      (0.96)
  Net realized gains                          (0.43)           (0.27)         --          --       (0.02)      (0.13)
  Capital                                        --               --          --          --       (0.04)         --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.86)           (1.16)      (0.89)      (0.92)      (0.97)      (1.09)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 17.65          $ 17.98     $ 18.09     $ 17.32     $ 17.26     $ 17.26
--------------------------------------------------------------------------------------------------------------------
Total Return                                   2.97%++          6.01%       9.89%       5.74%       5.91%       0.60%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $   430          $   471     $   562     $   653     $   737     $ 1,069
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.31%+           1.32%       1.32%       1.33%       1.35%       1.33%
  Net investment income                        4.54+            4.75        5.04        5.23        5.61        5.34
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          31%              84%         51%         44%         38%         39%
====================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

* Includes the per share effect of shareholder sales and redemption activity during the period, most of which occurred at net asset values less than the beginning of the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Municipal High Income Fund                                       27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class L Shares                         1999(1)(2)       1998(3)         1997        1996       1995(4)
======================================================================================================
Net Asset Value, Beginning of Period   $ 17.95          $ 18.07       $ 17.31     $ 17.25     $ 15.83
------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                   0.41             0.87          0.88        0.89        0.60
  Net realized and unrealized gain        0.11             0.16          0.77        0.08        1.50*
------------------------------------------------------------------------------------------------------
Total Income From Operations              0.52             1.03          1.65        0.97        2.10
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.42)           (0.88)        (0.89)      (0.91)      (0.62)
  Net realized gains                     (0.43)           (0.27)           --          --       (0.02)
  Capital                                   --               --            --          --       (0.04)
------------------------------------------------------------------------------------------------------
Total Distributions                      (0.85)           (1.15)        (0.89)      (0.91)      (0.68)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $ 17.62          $ 17.95       $ 18.07     $ 17.31     $ 17.25
------------------------------------------------------------------------------------------------------
Total Return                              2.94%++          5.91%         9.79%       5.69%      13.45%++
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)       $ 2,933          $ 1,869       $   752     $   546     $   211
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                1.39%+           1.42%         1.40%       1.39%       1.18%+
  Net investment income                   4.47+            4.64          4.94        5.18        5.56+
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     31%              84%           51%         44%         38%
======================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

(4)   For the period from November 17, 1994 (inception date) to July 31, 1995.

* Includes the per share effect of shareholder sales and redemption activity during the period, most of which occurred at net asset values less than the beginning of the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

Smith Barney
Municipal High
Income Fund

Trustees

Lee Abraham
Allan J. Bloostein
Richard E. Hanson, Jr.
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Peter M. Coffey
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Municipal High Income Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney, Inc.

Smith Barney Municipal
High Income Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2170 3/99

                                     [PHOTO]

                                     Smith Barney
                                     Diversified
                                     Strategic
                                     Income Fund

                      [GRAPHIC]      ------------------
                                     SEMI-ANNUAL REPORT
                                     ------------------

                                     January 31, 1999


                          [LOGO]     Smith Barney Mutual Funds
                                     Investing for your future
                                     Every day. (R)

Smith Barney
Diversified Strategic
Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Diversified Income Fund ("Fund") seeks high current income through investments in bonds issued by the U.S. government and its agencies, high-yield corporate bonds and foreign government bond issues.

Smith Barney Diversified Strategic Income Fund
Average Annual Total Returns
January 31, 1999

                                          Without Sales Charges(1)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
Six-Month+                       2.72%              2.48%               2.49%
--------------------------------------------------------------------------------
One-Year                         5.72               5.09                5.23
--------------------------------------------------------------------------------
Five-Year                        6.85               6.36                6.36
--------------------------------------------------------------------------------
Since Inception++                8.10               8.68                7.15
================================================================================

                                            With Sales Charges(2)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
Six-Month+                      (1.96)%            (1.98)%              0.49%
--------------------------------------------------------------------------------
One-Year                         0.94               0.67                3.22
--------------------------------------------------------------------------------
Five-Year                        5.87               6.22                6.14
--------------------------------------------------------------------------------
Since Inception++                7.31               8.68                6.97
================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are November 6, 1992, December 28, 1989 and March 19, 1993, respectively.IFC-1

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

Our main emphasis during the reporting period was to reduce our exposure to foreign securities. While our security selection continues to focus on the European financial markets and not the countries so prevalent in the media, we believe that the U.S. markets should provide a better safe haven. The unforeseen spread widening experienced in mortgage-backed securities and corporate bonds from October creates what we believe are tremendous opportunities.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                       Class A                      SDSAX
                       Class B                      SLDSX
                       Class L                      SDSIX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter .........................................................  1

Historical Performance .....................................................  5

Smith Barney Diversified Strategic Income
Fund at a Glance ...........................................................  8

Schedule of Investments ....................................................  9

Statement of Assets and Liabilities ........................................ 20

Statement of Operations .................................................... 21

Statements of Changes in Net Assets ........................................ 22

Notes to Financial Statements .............................................. 23

Financial Highlights ....................................................... 29

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

             [PHOTO]                       [PHOTO]

             HEATH B.                      JAMES E.
             MCLENDON                      CONROY

             Chairman                      Vice President and
                                           Investment Officer

             [PHOTO]                       [PHOTO]

             JOHN C.                       SIMON
             BIANCHI, CFA                  HILDRETH

             Vice President and            Vice President and
             Investment Officer            Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for Smith Barney Diversified Strategic Income Fund ("Fund") for the period ended January 31, 1999. In this report, we summarize the period's prevailing economic and market conditions and briefly outline our portfolio strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

The Fund seeks to provide investors with a high current income while attempting to minimize the risk of interest rate and currency fluctuations. We follow a flexible investment approach that emphasizes both diversification and balance. Based on our analysis of current economic and market conditions, we allocate assets across three classes of bonds: U.S. government and mortgage securities, high-yield corporate bonds and foreign government securities.

A Classic Investor Series Fund

The Diversified Strategic Income Fund is part of the Classic Investor Series of Smith Barney Mutual Funds. The Classic Investor Series funds are mutual funds whose investment decisions are determined by experienced portfolio managers based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Investor Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Performance Update

For the six months ended January 31, 1999, the Fund's Class A, B and L shares had total returns of 2.72%, 2.48% and 2.49%, without sales charge, and underperformed the Lehman Brothers Aggregate Bond Index return of 5.10% for the same period. (The Lehman Brothers Aggregate Bond Index is made up of U.S. Treasury bonds, government agency bonds, mortgage-backed securities and corporate bonds.)

As you know, the success of the Fund has been based on our ability to manage the Fund's asset allocation in light of rapidly changing global events. Our goal is to provide you with a dividend level consistent with maintaining a relatively stable net asset value ("NAV").

Our main emphasis during the reporting period was to reduce our exposure to foreign securities. While our security selection continues to focus on the


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                 1

European financial markets and not the countries so prevalent in the media, we believe that the U.S. markets should provide a better safe haven. The unforeseen spread widening experienced in mortgage-backed securities and corporate bonds from October creates what we believe are tremendous opportunities.

As of January 31, 1999, the Fund's allocation was approximately 18% in foreign government bonds, 29% in corporate securities, 1% in preferred stock, 44% in U.S. government and mortgage-backed securities and 8% in cash equivalents. Following are brief summaries of the economic and market conditions that affected the Fund's three major sectors during the period under review.

U.S. Government and
Mortgage-Backed Securities

The U.S. government securities portion of the Fund continued to emphasize income by investing in mortgage-backed securities. To the extent that conditions suggest lower interest rates, we bought intermediate-term U.S. Treasuries during the reporting period to help boost the Fund's appreciation potential. We intend to closely monitor mortgage prepayment possibilities if interest rates decline further.

The key events during the period under review were predominantly mergers and acquisitions, the ongoing overseas economic crisis and the resiliency of the U.S. economy and financial markets. The broad range in interest rates and the associated higher market volatility reflected those conditions. Below are the levels of rates on July 31, 1998 and February 1, 1999:

                                        2/1/99             7/31/98
                                        ------             -------
3-Month U.S. Treasury Bill               4.509%             5.080%
6-Month U.S. Treasury Bill               4.486              5.187
1 Year U.S. Treasury Bill                4.551              5.351
2 Year U.S. Treasury Note                4.633              5.484
5 Year U.S. Treasury Note                4.628              5.499
10 Year U.S. Treasury Note               4.741              5.494
30 Year U.S. Treasury Bond               5.177              5.714

The historically low level of interest rates in October 1998 was precipitated by the first Federal Reserve Board ("Fed") interest-rate cut since 1996. While further cuts ensued, concerns surrounding hedge fund losses took center stage, prompting spreads between corporate bonds and mortgage-backed securities to widen versus U.S. Treasuries. Compounding the problem was considerable corporate financing. Corporate debt issuance for 1998 on a net basis was more than the prior two years combined.

High-Yield Corporate Bonds

The high-yield bond market generated relatively weak results during the third quarter of 1998, underperforming all other domestic bond market sectors. By the end of September, the Fed began taking aggressive actions to restore investor confidence in the financial markets. The Fed began to realize that the financial markets were beginning to freeze up with overall liquidity disappearing. Many companies were finding it increasingly more difficult to borrow money through the fixed income capital markets. Investors had become increasingly reluctant to invest in new bond issues, especially from high-yield companies. Their fear was that an economic recession was becoming a more likely possibility given the increased turmoil in the emerging economies such as Korea, Russia and Indonesia. Their concern was that a worldwide credit crunch in the financial markets could throw the U.S. economy into a meaningful recession. By acting swiftly and lowering short-term interest rates three times, the Fed was able to stabilize the domestic financial markets and restore investor confidence.

In the fourth quarter, as investors slowly became more comfortable with the economic outlook and the Fed's resolve to keep the economy out of a recession, the high-yield bond market stabilized and outperformed the other sectors of the domestic fixed-income markets. Because of a lingering uncertainty over the economic outlook, the high-yield market is still trading at undervalued levels. It is our belief as more


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders
investors become convinced the domestic economy is still fundamentally sound, the high-yield bond market will continue to stabilize and improve in price with performance returns exceeding the other sectors of the fixed-income markets.

Foreign Government Securities

Starting with currency devaluations in East Asia, followed shortly by the 500-point fall in the Dow Jones Industrial Average in October 1997, continuing with the period of complacency in the first half of this year (during which U.S. stock market rallied roughly 20% and European market even more), through the massive dislocations in financial markets this summer and fall, the world has rarely seen such disorder and disarray compressed into such a short time.

The principal effect on bond markets was the dramatic rally in major government bond prices over the summer, bringing 10-year German yields below 4% and 30-year U.S. Treasury bond yields below 5%. This rally was in conjunction with and partly due to, the sell-off in emerging markets over the late spring and early summer, as well as the drastic widening of credit spreads of all natures over the same period. Many investors fled to the highest-quality markets and divested themselves of anything that could be construed as a "yield spread" product over the safest of government bond markets. (The term "yield spread" used here refers to those bonds with yields that exceed those of similar maturity U.S. Treasury bonds.)

We sold all of our Japanese bond holdings during the summer because:

o Japanese government bonds were then yielding below 1%, and further price rises were unlikely to exceed those in other developed world bond markets; and

o With a Japanese weighting of 14% in the J.P. Morgan Global Bond Index, such a low yielding asset made it difficult at that time to achieve our dividend target.

We reinvested some of our U.S. Treasury bond holdings into Canadian and Australian government bonds to take advantage of the spread widening in those markets that took place this summer. Yields on both Canadian and Australian bonds have widened significantly versus comparable U.S. Treasury securities and we expect that difference to narrow in the coming months.

During the early part of the reporting period, we benefited from our German bond holdings that have generally outperformed other non-U.S. government bonds during the reporting period due to the flight-to-quality that followed the Russian debt default and the widely publicized troubles of large speculators. In order to preserve those gains, we sold some of our German bonds and bought some Danish issues, where we believed good values existed.

Market Outlook

We believe that the dominant issues in 1999 will be the advent of the euro, the prospects for economic recovery throughout Asia and other less developed countries, the future sustainability of U.S. economic growth and the ongoing resiliency of U.S. financial markets. (The euro is the new, single currency of 11 European Union countries that began on January 1, 1999.)

We think that the euro introduces a new variable to macroeconomic analysis that has not been seen since the demise of the Soviet empire and the advent of true global competition. Opportunities should abound in the financial markets as corporate financing expands in creative new ways. However, the implications for the U.S. dollar as the world's premier currency has now been brought into question by the euro's introduction.

The economic picture throughout Asia and Russia remains critically unclear. Rising unemployment, the need to dump finished goods in the face of uncertain currencies and fiscal policies that are slow to change and less than dramatic, do not bode well for the financial markets of less developed countries.


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                 3

In our view, the U.S. economy and the financial markets will continue to soul search as to the prospects for continued good fortune. The positives include such variables as low unemployment, strong productivity and the dramatic increase in defined contribution plans (i.e., 401(k) plans) and estate planning as key market influences. However, historically low savings (the traditional standard) being redefined as the "wealth effect" as measured by investment growth remains an ever present shadow that can change with the ups and downs of the financial markets.

With respect to the Fund's high-yield bonds, we viewed the recent correction in the market as a buying opportunity and carefully redeployed our excess cash reserves during this time. However, given the continued problems in Asia, we remained underweighted in basic commodity industries such as steel, forest products, energy and petrochemicals, industries that have been negatively affected by worldwide deflationary trends in recent months. (Deflation is when prices actually fall. Deflation should not be confused with disinflation, which is the slowing down of the rate at which prices increase).

The Fund's high-yield bond portion is still cautiously positioned with a heavy emphasis in better-quality, intermediate-maturity "B" and "BB" rated high-yield bonds. In addition, the Fund continued to emphasize telecommunications issues as well as cable and media issues.

The performance of the Fund's foreign government securities suffered from our several emerging markets bond holdings, in particular our Russian holdings, over the summer. Recently, several emerging markets have begun to recover, and have outperformed developed world bond markets. As a result, we have begun to cautiously rebuild some of our holdings in this asset class, but only in the safest, most highly rated bonds of emerging markets.

In closing, thank you for investing in the Smith Barney Diversified Strategic Income Fund. We encourage you to visit our web site at www.smithbarney.com and we look forward to continuing to help you pursue your financial goals in the coming years.

Sincerely,


/s/ Heath B. McLendon                 /s/ James E. Conroy

Heath B. McClendon                    James E. Conroy
Chairman                              Vice President and
                                      Investment Officer


/s/ John C. Bianchi, CFA              /s/ Simon Hildreth

John C. Bianchi, CFA                  Simon Hildreth
Vice President and                    Portfolio Manager
Investment Officer

February 19, 1999


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $7.96         $7.89         $0.28          $0.00           $0.00           2.72%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     8.01          7.96          0.58           0.05            0.00           7.47
-------------------------------------------------------------------------------------------------------------
7/31/97                     7.82          8.01          0.67           0.00            0.00          11.36
-------------------------------------------------------------------------------------------------------------
7/31/96                     7.85          7.82          0.62           0.00            0.05           8.39
-------------------------------------------------------------------------------------------------------------
7/31/95                     7.76          7.85          0.48           0.00            0.19          10.35
-------------------------------------------------------------------------------------------------------------
7/31/94                     8.41          7.76          0.62           0.10            0.04           1.16
-------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93       8.24          8.41          0.45           0.12            0.00           9.30+
=============================================================================================================
   Total                                               $3.70          $0.27           $0.28
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $7.98         $7.91         $0.26          $0.00           $0.00           2.48%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     8.03          7.98          0.54           0.05            0.00           6.93
-------------------------------------------------------------------------------------------------------------
7/31/97                     7.83          8.03          0.62           0.00            0.00          10.89
-------------------------------------------------------------------------------------------------------------
7/31/96                     7.86          7.83          0.57           0.00            0.05           7.80
-------------------------------------------------------------------------------------------------------------
7/31/95                     7.76          7.86          0.44           0.00            0.18          10.00
-------------------------------------------------------------------------------------------------------------
7/31/94                     8.41          7.76          0.60           0.10            0.03           0.66
-------------------------------------------------------------------------------------------------------------
7/31/93                     8.55          8.41          0.58           0.14            0.00           7.28
-------------------------------------------------------------------------------------------------------------
7/31/92                     7.98          8.55          0.68           0.00            0.07          17.12
-------------------------------------------------------------------------------------------------------------
7/31/91                     8.06          7.98          0.71           0.06            0.09          10.42
-------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/90       8.00          8.06          0.40           0.00            0.00           6.00+
=============================================================================================================
   Total                                               $5.40          $0.35           $0.42
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $7.97         $7.90         $0.26          $0.00           $0.00           2.49%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     8.01          7.97          0.54           0.05            0.00           7.08
-------------------------------------------------------------------------------------------------------------
7/31/97                     7.81          8.01          0.62           0.00            0.00          10.92
-------------------------------------------------------------------------------------------------------------
7/31/96                     7.84          7.81          0.57           0.00            0.05           7.82
-------------------------------------------------------------------------------------------------------------
7/31/95                     7.76          7.84          0.44           0.00            0.18           9.73
-------------------------------------------------------------------------------------------------------------
7/31/94                     8.41          7.76          0.60           0.10            0.03           0.66
-------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93       8.36          8.41          0.20           0.03            0.00           3.41+
=============================================================================================================
   Total                                               $3.23          $0.18           $0.26
=============================================================================================================


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                 5

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $7.96         $7.89         $0.29          $0.00           $0.00           2.88%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     8.00          7.96          0.60           0.05            0.00           7.96
-------------------------------------------------------------------------------------------------------------
7/31/97                     7.82          8.00          0.70           0.00            0.00          11.64
-------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/96       7.89          7.82          0.53           0.00            0.05           6.65+
=============================================================================================================
   Total                                               $2.12          $0.05           $0.05
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Period Ended             of Period     of Period     Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
1/31/99                    $7.96         $7.90         $0.29          $0.00           $0.00           3.01%+
-------------------------------------------------------------------------------------------------------------
7/31/98                     8.01          7.96          0.60           0.05            0.00           7.78
-------------------------------------------------------------------------------------------------------------
7/31/97                     7.82          8.01          0.69           0.00            0.00          11.69
-------------------------------------------------------------------------------------------------------------
7/31/96                     7.85          7.82          0.63           0.00            0.06           8.72
-------------------------------------------------------------------------------------------------------------
7/31/95                     7.76          7.85          0.49           0.00            0.20          10.94
-------------------------------------------------------------------------------------------------------------
7/31/94                     8.41          7.76          0.65           0.10            0.04           1.43
-------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93       8.24          8.41          0.47           0.12            0.00           9.47+
=============================================================================================================
   Total                                               $3.82          $0.27           $0.30
=============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                  Without Sales Charges(1)
                                  ---------------------------------------------------------
                                  Class A     Class B      Class L     Class Y     Class Z
===========================================================================================
Six Months Ended 1/31/99+           2.72%       2.48%        2.49%       2.88%       3.01%
-------------------------------------------------------------------------------------------
Year Ended 1/31/99                  5.72        5.09         5.23        6.03        6.03
-------------------------------------------------------------------------------------------
Five Years Ended 1/31/99            6.85        6.36         6.36         N/A        7.24
-------------------------------------------------------------------------------------------
Inception* through 1/31/99          8.10        8.68         7.15        8.80        8.47
===========================================================================================

                                                     With Sales Charge(2)
                                  ---------------------------------------------------------
                                  Class A     Class B      Class L     Class Y     Class Z
===========================================================================================
Six Months Ended 1/31/99+          (1.96)%     (1.98)%       0.49%       2.88%       3.01%
-------------------------------------------------------------------------------------------
Year Ended 1/31/99                  0.94        0.67         3.22        6.03        6.03
-------------------------------------------------------------------------------------------
Five Years Ended 1/31/99            5.87        6.22         6.14         N/A        7.24
-------------------------------------------------------------------------------------------
Inception* through 1/31/99          7.31        8.68         6.97        8.80        8.47
===========================================================================================


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 1/31/99)                              62.60%
--------------------------------------------------------------------------------
Class B (Inception* through 1/31/99)                             113.29
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/99)                              50.00
--------------------------------------------------------------------------------
Class Y (Inception* through 1/31/99)                              32.25
--------------------------------------------------------------------------------
Class Z (Inception* through 1/31/99)                              66.06
================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L, Y and Z shares are November 6, 1992, December 28, 1989, March 19, 1993, October 10, 1995 and November 6, 1992, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                 7

--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the
Smith Barney Diversified Strategic Income Fund vs.
Lehman Brothers Aggregate Bond Index+
--------------------------------------------------------------------------------
                          December 1989 -- January 1999

                                   [GRAPHIC]

                                   Smith Barney
                                    Diversified       Lehman Brothers
                                 Strategic Income     Aggregate Bond
                                       Fund               Index
                Dec. 28, 1989          10000              10000
                July 1990              10150              10425
                July 1991              11305              11541
                July 1992              13407              13247
                July 1993              14505              14595
                July 1994              14704              14609
                July 1995              16281              16086
                July 1996              17551              16976
                July 1997              19463              18804
                July 1998              20813              20283
                July 31, 1998          21329              21318

+ Hypothetical illustration of $10,000 invested in Class B shares at inception on December 28, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1999. The Lehman Brothers Aggregate Bond Index is composed of the Government Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed issues. The index is unmanaged and it is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                                        As of January 31, 1999
--------------------------------------------------------------------------------
 1.  Government National Mortgage Association                              19.6%
--------------------------------------------------------------------------------
 2.  Federal National Mortgage Association                                 17.4
--------------------------------------------------------------------------------
 3.  CIBC Wood Gundy Securities Corp.                                       8.4
--------------------------------------------------------------------------------
 4.  Federal Home Loan Mortgage Corp.                                       5.6
--------------------------------------------------------------------------------
 5.  Kingdom of Sweden                                                      2.3
--------------------------------------------------------------------------------
 6.  Kingdom of Denmark                                                     2.1
--------------------------------------------------------------------------------
 7.  U.K. Treasury                                                          1.6
--------------------------------------------------------------------------------
 8.  Queensland Treasury Corp.                                              1.6
--------------------------------------------------------------------------------
 9.  Government of Canada                                                   1.3
--------------------------------------------------------------------------------
10.  France Oat.                                                            1.1
--------------------------------------------------------------------------------

Investment Breakdown*
--------------------------------------------------------------------------------

                                   [GRAPHIC]

              Preferred Stock and Warrants                    1.5%
              Repurchase Agreement                            8.4%
              U.S. Government Agencies & Obligations         43.7%
              Corporate Bonds and Notes                      28.9%
              International Bonds                            17.5%

* As a percentage of total investments.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT                                            SECURITY                                    VALUE
===========================================================================================================
U.S. GOVERNMENT SECTOR -- 43.7%

U.S. Government Agencies & Obligations -- 43.7%
$   25,000,000             U.S. Treasury Principal Strip, zero coupon due 5/15/04             $  19,598,250
    75,000,000             Federal Home Loan Bank, zero coupon due 3/16/23                       12,577,500
     5,871,542             Federal Home Loan Mortgage Corp.:
                             5.500% due 3/1/13 through 4/1/13                                     5,807,308
    26,981,364               7.000% due 2/1/22 through 6/1/28                                    27,596,816
    39,122,452               8.000% due 1/1/22 through 1/1/23                                    40,638,447
    87,173,059               Gold, 9.000% due 5/1/03 through 4/15/25                             92,103,564
                           Federal National Mortgage Association:
   222,000,000               Zero coupon due 10/9/19                                             67,610,325
   174,650,187               6.000% due 9/1/03 through 8/1/28                                   175,072,964
   271,888,267               6.500% due 1/1/26 through 12/1/28                                  274,435,863
   271,010,438             Government National Mortgage Association:
                           6.500% due 1/15/26 through 8/15/28                                   274,311,340
   292,588,506               7.000% due 3/15/01 through 5/15/28                                 300,084,629
     2,029,303               8.000% due 6/15/26 through 1/15/27                                   2,115,551
     5,177,795               9.000% due 6/15/16 through 7/15/26                                   5,527,295
-----------------------------------------------------------------------------------------------------------
                           TOTAL U.S. GOVERNMENT SECTOR
                           (Cost -- $1,279,923,042)                                           1,297,479,852
===========================================================================================================

     FACE
    AMOUNT      RATING(a)                              SECURITY                                   VALUE
===========================================================================================================
HIGH-YIELD SECTOR -- 30.4%

CORPORATE BONDS AND NOTES -- 28.9%

Aerospace and Defense -- 0.2%
     3,165,000   B1*       BE Aerospace, Sr. Sub. Notes, 9.500% due 11/1/08(b)                    3,346,988
     3,075,000   B+        Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09(b)                    3,113,438
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,460,426
-----------------------------------------------------------------------------------------------------------
Airlines -- 0.7%
    16,050,000   BB        Airplanes Pass Through Trust, Corporate Collateralized
                             Mortgage Obligation, Series D, 10.875% due 3/15/20                  17,042,051
     2,630,000   Ba2*      Continental Airlines, Notes, 8.000% due 12/15/05(f)                    2,626,713
-----------------------------------------------------------------------------------------------------------
                                                                                                 19,668,764
-----------------------------------------------------------------------------------------------------------
Automobile/Auto Parts/Truck Manufacturing -- 0.5%
     5,570,000   B+        Breed Technologies, 9.250% due 4/15/08(b)                              3,787,600
    10,040,000   B1*       Exide Corp., Sr. Notes, 10.000% due 4/15/05                           10,065,100
     1,225,000   Ba3*      Westinghouse Air-Brake, Sr. Notes, 9.375% due 6/15/05                  1,274,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 15,126,700
-----------------------------------------------------------------------------------------------------------
Banks/Savings & Loans -- 0.7%
   125,000,000   AAA       International Bank Reconstruction & Development,
                             zero coupon due 3/11/31                                             20,000,000
-----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                 9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                              SECURITY                                   VALUE
===========================================================================================================
Broadcasting - TV, Cable, and Radio -- 4.5%
                           CSC Holdings Inc.:
$    1,000,000   BB+         Sr. Debentures, 7.625% due 7/15/18                                 $ 1,042,500
                             Sr. Sub. Debentures:
    12,435,000   BB-           9.875% due 2/15/13(f)                                             13,958,288
     6,650,000   BB-           10.500% due 5/15/16                                                7,963,375
     5,675,000   BB-           9.875% due 4/1/23                                                  6,370,188
     1,440,000   BB+         Sr. Unsecured Debenture, 7.875% due 2/15/18                          1,537,200
     1,925,000   B-        Capstar Broadcasting, step bond to yield 12.750% due 2/1/09            1,636,250
     7,000,000   BB-       Century Communications, Sr. Notes, 8.750% due 10/1/07                  7,752,500
    12,000,000   B1*       Chancellor Media, Sr. Sub. Notes, 9.000% due 10/1/08(b)(f)            13,260,000
                           Citadel Broadcasting, Sr. Sub. Notes:
       725,000   B-          10.250% due 7/1/07                                                     799,313
     2,995,000   B-          9.250% due 11/15/08(b)                                               3,219,625
     6,475,000   B2*       Comcast UK Cable Ltd., Sr. Discount Debentures, step bond to yield
                             11.200% due 11/15/07                                                 5,698,000
                           NTL Inc., Sr. Notes:
     3,000,000   B-          11.500% due 10/1/08(b)                                               3,442,500
     7,265,000   B-          Step bond to yield 12.375% due 10/1/08(f)                            5,085,500
                           RCN Corp.:
     4,750,000   B3*         10.000% due 10/15/07(f)                                              4,536,250
     9,375,000   B3*         Step bond to yield 11.125% due 10/15/07                              5,484,375
                           Rogers Cablesystems Ltd.:
                             Sr. Secured Debentures:
     5,900,000   BB+           10.000% due 12/1/07                                                6,755,500
     5,700,000   BB-           11.000% due 12/1/15                                                6,811,500
     3,150,000   BB+         Sr. Notes, 10,000% due 3/15/05                                       3,638,250
     2,500,000   BB-       Rogers Communications, Sr. Notes, 9.125% due 1/15/06                   2,631,250
     3,475,000   CCC+      Telemundo Holdings Inc., Sr. Discount Notes, step bond to yield
                             11.500% due 8/15/08(b)                                               1,998,125
     3,650,000   B+        Telewest Communications PLC, 11.250% due 11/1/08(b)                    4,325,250
     3,075,000   B+        TV Azteca S.A., Sr. Notes, Series A, 10.125% due 2/15/04               2,552,250
    36,945,000   B         United International Holdings Inc., Sr. Discount Notes,
                           step bond to yield 10.750% due 2/15/08                                24,568,425
-----------------------------------------------------------------------------------------------------------
                                                                                                135,066,414
-----------------------------------------------------------------------------------------------------------
Building/Construction -- 0.5%
                           Building Material Corp. Sr. Notes:
     1,250,000   BB          7.750% due 7/15/05                                                   1,237,500
     2,925,000   BB          8.000% due 12/1/08(b)                                                2,946,938
     2,100,000   BB          Step bond to yield 11.750% due 7/1/04                                2,157,750
     4,595,000   B         Columbus Mckinnon Corp., Unsecured Sr. Sub. Notes,
                             8.500% due 4/1/08                                                    4,376,738
                           Nortex Inc. Sr. Notes:
     1,000,000   B+          9.250% due 3/15/07                                                   1,035,000
     4,085,000   B+          9.125% due 9/1/07                                                    4,207,550
-----------------------------------------------------------------------------------------------------------
                                                                                                 15,961,476
-----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                              SECURITY                                   VALUE
===========================================================================================================
Cellular and Other Wireless -- 2.6%
$    4,435,000   CCC+      Centennial Cellular, Sr. Sub. Notes, 10.750% due 12/15/08(b)         $ 4,712,188
    13,600,000   B3*       Clearnet Communications, Sr. Discount Notes, step bond to yield
                             14.750% due 12/15/05                                                11,900,000
     8,425,000   B-        Dolphin Telecom PLC, Sr. Discount Notes, step bond to yield
                             11.500% due 6/1/08(f)                                                3,707,000
    14,845,000   B-        Iridium LLC/Capital Corp., Sr. Notes, Series B,
                             14.000% due 7/15/05(f)                                              14,102,750
    14,000,000   B-        Millicom International Cellular S.A., Sr. Discount Notes,
                             step bond to yield 13.500% due 6/1/06                               10,080,000
     9,300,000   Ba3*      Orange PLC, Sr. Notes, 8.000% due 8/1/08                               9,695,250
     6,025,000   B3*       Pagemart Nationwide Inc., Sr. Discount Notes,
                             step bond to yield 15.000% due 2/1/05                                5,362,250
    11,075,000   NR        Pagemart Wireless, Sr. Discount Notes, step bond to yield
                             11.250% due 2/1/08                                                   5,316,000
                           Telesystem International Wireless, Sr. Discount Notes:
    18,675,000   CCC+        Step bond to yield 13.250% due 6/30/07                               8,590,500
     6,250,000   CCC+        Step bond to yield 10.500% due 11/1/07                               2,343,750
-----------------------------------------------------------------------------------------------------------
                                                                                                 75,809,688
-----------------------------------------------------------------------------------------------------------
Chemicals -- 0.1%
     1,265,000   NR        Huntsman Corp., Sr. Sub. Notes, 9.500% due 7/1/07(b)                   1,287,138
-----------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing -- 1.0%
       350,000   B-        Eagle-Picher Industries, Sr. Sub. Notes, 9.375% due 3/1/08(f)            336,875
     5,430,000   B-        Fisher Scientific, Sr. Sub. Notes, 9.000% due 2/1/08(b)                5,538,600
     6,155,000   B-        Fisher Scientific International, Sr. Sub. Notes, 9.000% due 2/1/08     6,278,100
     5,320,000   B3*       Interlake Corp., Sr. Sub. Debentures, 12.125% due 3/1/02               5,439,700
     8,550,000   B         Outboard Marine Corp., Sr. Notes, 10.750% due 6/1/08(b)(f)             8,208,000
     4,725,000   B+        Park-Ohio Holdings Corp., Sr. Sub. Notes, 9.250% due 12/1/07(b)        4,819,500
-----------------------------------------------------------------------------------------------------------
                                                                                                 30,620,775
-----------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Services -- 0.5%
     1,625,000   BB-       Cia Latino Americana, Company Guaranteed Notes,
                             11.625% due 6/1/04(b)                                                1,023,750
     4,940,000   B         Group Maintenance, American Corp., Sr. Sub. Notes,
                             9.750% due 1/15/09(f)                                                5,063,500
     2,210,000   B+        Integrated Electrical Services, 9.375% due 2/1/09(f)                   2,270,775
     2,180,000   B         Nationsrent Inc., Sr. Sub Notes, 10.375% due 12/15/08(b)               2,289,000
     1,500,000   B-        Outsourcing Solutions Inc., Sr. Sub. Notes, 11.000% due 11/1/06        1,483,125
     3,630,000   BB-       United Rentals Inc., Sr. Sub Notes, 9.250% due 1/15/09(b)              3,702,600
-----------------------------------------------------------------------------------------------------------
                                                                                                 15,832,750
-----------------------------------------------------------------------------------------------------------
Electric Utilities -- 1.3%
                           AES Corp., Sr. Sub. Notes:
     3,650,000   Ba1*        10.250% due 7/15/06                                                  3,896,375
    11,900,000   Ba1*        8.500% due 11/1/07                                                  11,959,500
                           Calpine Corp., Sr. Notes:
     7,775,000   Ba2*        10.500% due 5/15/06                                                  8,591,375
     7,250,000   Ba2*        8.750% due 7/15/07                                                   7,630,625
     4,995,000   BB        CMS Energy, Sr. Notes, 7.500% due 1/15/09                              5,101,144
       847,000   BB        Midland Cogeneration Venture, Sr. Secured Lease Obligation Bond,
                             10.330% due 7/23/02                                                    909,467


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                              SECURITY                                   VALUE
===========================================================================================================
Electric Utilities -- 1.3% (continued)
$    1,050,000   NR        Niagara Mohawk Power, Sr. Discount Notes, Series H, step bond to yield
                             8.500% due 7/1/10(f)                                                 $ 834,750
-----------------------------------------------------------------------------------------------------------
                                                                                                 38,923,236
-----------------------------------------------------------------------------------------------------------
Electronics/Computers -- 2.0%
     5,050,000   B3*       Axiohm Transaction Solutions Inc., Sr. Sub. Notes,
                             9.750% due 10/1/07                                                   4,696,500
     4,235,000   B+        Celestica International, Sr. Sub. Notes, 10.500% due 12/31/06          4,626,738
     7,325,000   B         Fairchild Semiconductor Inc., Sr. Sub. Notes, 10.125% due 3/15/07      7,306,688
                           Unisys Corp., Sr. Notes:
    11,250,000   BB-         12.000% due 4/15/03                                                 12,557,813
    16,175,000   BB-         11.750% due 10/15/04                                                18,803,438
                           Viasystems Inc., Sr. Sub. Notes:
    11,475,000   B-          9.750% due 6/1/07                                                   10,843,875
       980,000   B-          Series B, 9.750% due 6/1/07                                            926,100
-----------------------------------------------------------------------------------------------------------
                                                                                                 59,761,152
-----------------------------------------------------------------------------------------------------------
Finance Companies/Consumer Credit -- 0.4%
                           Amresco Inc., Sr. Sub. Notes:
     3,640,000   CCC+        10.000% due 3/15/04                                                  2,948,400
       975,000   CCC+        9.875% due 3/15/05                                                     799,500
     4,000,000   BB-       Ocwen Asset Investment, Sr. Notes, 11.500% due 7/1/05(b)               3,080,000
     4,100,000   NR        Ocwen Capital Trust Inc., Company Guaranteed Notes,
                             10.875% due 8/1/27                                                   3,167,250
     2,500,000   B2*       Ocwen Financial Corp., Notes, 11.875% due 10/1/03                      2,237,500
-----------------------------------------------------------------------------------------------------------
                                                                                                 12,232,650
-----------------------------------------------------------------------------------------------------------
Food -- 1.0%
     5,775,000   B-        B&G Foods Inc., Sr. Sub. Notes, 9.625% due 8/1/07                      5,601,750
     7,255,000   B2*       Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/08(b)                   7,381,963
     8,900,000   B         Imperial Holly Corp., Sr. Sub. Notes, 9.750% due 12/15/07              8,944,500
     6,460,000   B         SC International Services, 9.250% due 9/1/07                           6,540,750
-----------------------------------------------------------------------------------------------------------
                                                                                                 28,468,963
-----------------------------------------------------------------------------------------------------------
Healthcare/Drugs/Hospital  Supplies -- 2.4%
                           Columbia/HCA Healthcare:
     5,000,000   BBB         7.000% due 7/1/07(f)                                                 4,837,500
     1,000,000   BBB         7.250% due 5/20/08                                                     981,250
     1,000,000   BBB         8.700% due 2/10/10                                                   1,077,500
     2,000,000   BBB         6.630% due 7/15/45                                                   1,955,000
     3,295,000   Ba3*      Fresenius Medical Cap Trust, Company Guaranteed Notes,
                             7.875% due 2/1/08                                                    3,295,000
     4,075,000   BBB+      Graphic Controls Corp., Sr. Sub. Notes, 12.000% due 9/15/05            4,691,344
    10,950,000   BB        ICN Pharmaceuticals Inc., Sr. Notes, 9.250% due 8/15/05               11,196,375
                           Integrated Health Services, Inc., Sr. Sub. Notes:
     4,500,000   B2*         9.500% due 9/15/07                                                   4,297,500
     8,075,000   B2*         9.250% due 1/15/08(f)                                                7,701,531
    18,150,000   B-        Magellan Health Services, Sr. Sub. Notes, 9.000% due 2/15/08          16,108,125
     8,800,000   B-        Mariner Post Acute Network Services, Sr. Sub. Notes,
                             9.500% due 11/1/07                                                   6,820,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                              SECURITY                                   VALUE
===========================================================================================================
Healthcare/Drugs/Hospital Supplies -- 2.4% (continued)
                           Sun Healthcare Inc., Sr. Sub. Notes:
$    5,100,000   B2*         9.500% due 7/1/07(f)                                               $ 3,927,000
     5,400,000   B2*         9.375% due 5/1/08(b)                                                 4,104,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 70,992,125
-----------------------------------------------------------------------------------------------------------
Hotel/Gaming -- 1.4%
       390,000   BB+       Circus Circus Enterprises, Sr. Sub. Notes, 9.250% due 12/1/05            395,850
     5,375,000   B-        Courtyard By Marriott, Sr. Secured Notes, 10.750% due 2/1/08           5,536,250
     4,470,000   BB+       Harrahs Operating Inc., Company Guaranteed Notes,
                             7.875% due 12/15/05                                                  4,525,875
                           HMH Properties Inc.:
     1,735,000   BB          7.875% due 8/1/05                                                    1,704,638
     7,280,000   BB          7.875% due 8/1/08                                                    7,079,800
     8,045,000   BB          8.450% due 12/1/08                                                   8,065,113
     5,275,000   Ba1*      Mohegan Tribal Gaming Authority, Sr. Secured Notes,
                             13.500% due 11/15/02                                                 6,395,938
     4,425,000   BB+       Park Place Entertainment, 7.875% due 12/15/05(b)                       4,447,125
                           Station Casinos, Sr. Sub. Notes:
     1,100,000   B+          10.125% due 3/15/06                                                  1,166,000
     3,000,000   B+          8.875% due 12/1/08(b)                                                3,082,500
-----------------------------------------------------------------------------------------------------------
                                                                                                 42,399,089
-----------------------------------------------------------------------------------------------------------
Insurance -- 0.2%
     2,175,000   BB+       Sig Capital Trust I, Notes, 9.500% due 8/15/27                         1,832,438
     4,350,000   BB-       Veritas Capital Trust, Trust Certificates, 10.000% due 1/1/28          3,969,375
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,801,813
-----------------------------------------------------------------------------------------------------------
Leisure/Amusement/Motion Pictures -- 0.7%
     1,320,000   B         Carmike Cinemas Inc., Sr. Sub. Notes, 9.375% due 2/1/09(b)             1,339,800
     1,645,000   B+        Intrawest Corp., Sr. Notes, 9.750% due 8/15/08                         1,682,013
     6,870,000   B         Regal Cinemas Inc., Sr. Sub. Notes, 9.500% due 6/1/08(b)               7,007,400
     9,025,000   B-        SFX Entertainment Inc., Sr. Sub. Notes, 9.125% due 2/1/08              9,295,750
-----------------------------------------------------------------------------------------------------------
                                                                                                 19,324,963
-----------------------------------------------------------------------------------------------------------
Machinery -- 0.1%
     2,434,000   B-        Alvey Systems, Sr. Sub. Notes, 11.375% due 1/31/03                     2,494,850
-----------------------------------------------------------------------------------------------------------
Metals/Mining -- 0.1%
     1,750,000   B-        Haynes International Inc., Sr. Notes, 11.625% due 9/1/04               1,566,250
-----------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.2%
     1,900,000   B2*       Intertek Finance PLC, 10.250% due 11/1/06                              1,767,000
     2,760,000   B-        Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                 2,691,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,458,000
-----------------------------------------------------------------------------------------------------------
Oil Services -- 0.1%
     2,750,000   B+        ICO Inc., Sr. Notes, 10.375% due 6/1/07                                2,543,750
     1,215,000   BB+       J Ray McDermott S.A., Sr. Sub. Notes, 9.375% due 7/15/06               1,293,975
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,837,725
-----------------------------------------------------------------------------------------------------------
Oil/Natural Gas -- 0.9%
       910,000   B         Canadian Forest Oil Ltd., Sr. Sub. Notes, 8.750% due 9/15/07             837,200
     9,500,000   B+        Clark USA, Sr. Notes, 10.875% due 12/1/05                              8,740,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                              SECURITY                                   VALUE
===========================================================================================================
Oil/Natural Gas -- 0.9% (continued)
Ocean Energy, Inc.:
$    2,100,000   BB-         Sr. Sub. Debentures, 9.750% due 10/1/06                            $ 2,163,000
    10,400,000   BB-         Sr. Sub. Notes, 10.375% due 10/15/05                                10,920,000
     3,875,000   B2*       Stone Energy Corp., Sr. Sub. Notes, 8.750% due 9/15/07(f)              3,778,125
-----------------------------------------------------------------------------------------------------------
                                                                                                 26,438,325
-----------------------------------------------------------------------------------------------------------
Packaging/Containers -- 0.4%
     1,120,000   B         AEP Industries Inc., 9.875% due 11/15/07                               1,131,200
     2,200,000   B         Bway Corp., Company Guaranteed Notes, 10.250% due 4/15/07              2,315,500
     3,490,000   B         Huntsman Packaging Corp., Sr. Sub. Notes, 9.125% due 10/1/07           3,551,075
     4,110,000   B-        Tekni-Plex Inc., Sr. Sub. Notes, 9.250% due 3/1/08                     4,294,950
-----------------------------------------------------------------------------------------------------------
                                                                                                 11,292,725
-----------------------------------------------------------------------------------------------------------
Paper/Forest Products/Printing -- 0.6%
     7,105,000   B         Ainworth Lumber, Sr. Notes, 12.500% due 7/15/07                        7,087,238
     4,900,000   BB        Malette Inc., Sr. Notes, 12.250% due 7/15/04                           5,316,500
                           Riverwood International:
     3,815,000   B-          Company Guaranteed Notes, 10.625% due 8/1/07(f)                      3,881,763
     1,175,000   CCC+        Sr. Sub. Notes, 10.875% due 4/1/08                                   1,069,250
     1,435,000   B+        SD Warren Co., Sr. Sub. Notes, 12.000% due 12/15/04                    1,558,769
-----------------------------------------------------------------------------------------------------------
                                                                                                 18,913,520
-----------------------------------------------------------------------------------------------------------
Personal Care Products/Cosmetics -- 0.1%
     3,400,000   B-        Revlon Consumer Products, Sr. Sub. Notes, 8.625% due 2/1/08            3,043,000
-----------------------------------------------------------------------------------------------------------
Pollution Control/Waste Removal -- 0.1%
     4,000,000   BB        Allied Waste Inc., Sr. Sub. Notes, 7.875% due 1/1/09(b)                4,130,000
-----------------------------------------------------------------------------------------------------------
Publishing -- 0.1%
     3,900,000   B+        Mail-Well Corp., Sr. Sub. Notes, 8.750% due 12/15/08(b)                3,987,750
-----------------------------------------------------------------------------------------------------------
Real Estate Development/Investment -- 0.1%
     3,716,000   Baa3*     Trizec Finance Ltd., Sr. Notes, 10.875% due 10/15/05                   4,087,600
-----------------------------------------------------------------------------------------------------------
Retail -- 0.3%
     4,500,000   B-        Advance Holdings Corp., Sr. Discount Notes,
                             step bond to yield 12.875% due 4/15/09(f)                            2,700,000
     3,600,000   B-        Advance Stores Co., Sr. Sub. Notes, 10.250% due 4/15/08                3,654,000
     3,230,000   BB        Dr. Structured Finance, Pass Through Certificates,
                             8.375% due 8/15/15                                                   3,308,683
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,662,683
-----------------------------------------------------------------------------------------------------------
Telephone/Communications -- 4.9%
                           E. Spire Communications Inc., Sr. Notes:
       750,000   NR          13.750% due 7/15/07                                                    780,000
    14,850,000   NR          Step bond to yield 10.625% due 7/1/08                                5,197,500
                           Espirit Telecom Group PLC, Sr. Notes:
     3,950,000   B-          11.500% due 12/15/07(f)                                              4,157,375
     2,250,000   B-          10.875% due 6/15/08(f)                                               2,306,250
     8,505,000   NR        Facilicom International, Sr. Notes, 10.500% due 1/15/08                6,889,050
                           Hermes Europe Railtel, Sr. Notes:
     7,250,000   B           11.500% due 8/15/07(b)                                               7,902,500
     2,675,000   B           10.375% due 1/15/09(b)(f)                                            2,842,188


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT      RATING(a)                              SECURITY                                   VALUE
===========================================================================================================
Telephone/Communications -- 4.9% (continued)
                           Impsat Corp., Sr. Notes:
$      950,000   BB-         12.125% due 7/15/03                                              $     802,750
     3,500,000   B+          12.375% due 6/15/08                                                  2,870,000
     9,350,000   B         Intermedia Communications of Florida, Sr. Discount Notes,
                             step bond to yield 12.500% due 5/15/06                               7,526,750
     2,845,000   B         Level 3 Communications Inc., Sr. Notes, 9.125% due 5/1/08              2,845,000
     9,490,000   B         Metromedia Fiber Network, Sr. Notes, 10.000% 11/15/08(b)              10,059,400
                           Metronet Communications Corp.:
    18,375,000   B           Sr. Discount Notes, step bond to yield 9.950% due 6/15/08           12,357,188
                             Sr. Notes:
     6,425,000   B             12.000% due 8/15/07                                                7,163,875
     3,375,000   B             10.625% due 11/1/08                                                3,577,500
                           Nextel Communications, Sr. Discount Notes, step bond to yield:
     3,310,000   B2*         10.650% due 9/15/07                                                  2,275,625
     1,870,000   B2*         9.950% due 2/15/08(f)                                                1,206,150
    10,000,000   B         Nextlink Communications, Sr. Notes, 12.500% due 4/15/06               11,000,000
    10,600,000   B-        Primus Telecom Group, Sr. Notes, 11.750% due 8/1/04                   10,971,000
                           PSINet, Sr. Notes:
     7,000,000   B-          10.000% due 2/15/05                                                  7,315,000
     5,990,000   B-          11.500% due 11/1/08(b)                                               6,484,175
     6,975,000   NR        Splitrock Services Inc., 11.750% due 7/15/08                           6,277,500
                           Verio Inc., Sr. Notes:
     3,090,000   B-          10.375% due 4/1/05                                                   3,151,800
     3,765,000   B-          11.250% due 12/1/08(b)                                               4,037,963
     5,935,000   NR        Versatel Telecom, Sr. Notes, 13.250% due 5/15/08                       6,202,075
     6,665,000   Caa*      Viatel Inc., Sr. Notes, 11.250% due 4/15/08                            6,731,650
     4,150,000   NR        WAM!Net Inc., Company Guaranteed Notes, step bond to yield
                             13.250% due 3/1/05                                                   2,075,000
-----------------------------------------------------------------------------------------------------------
                                                                                                145,005,264
-----------------------------------------------------------------------------------------------------------
Transportation -- 0.2%
     1,650,000   B+        American Reefer Co. Ltd., First Mortgage Notes, 10.250% due 3/1/08       998,250
     2,055,000   BB-       Sea Containers Ltd., Sr. Sub. Debenture, 12.500% due 12/1/04           2,250,225
     3,025,000   B+        Stena Line AB, Sr. Notes, 10.625% due 6/1/08                           2,631,750
     2,400,000   B+        TBS Shipping International Ltd., First Mortgage Notes,
                             10.000% due 5/1/05                                                   1,032,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,912,225
-----------------------------------------------------------------------------------------------------------
                           TOTAL CORPORATE BONDS AND NOTES
                           (Cost -- $877,076,590)                                               859,568,039
===========================================================================================================

    SHARES                                            SECURITY                                    VALUE
===========================================================================================================
PREFERRED STOCK -- 1.4%
Banking -- 0.2%
       221,000             California Federal Preferred Capital Corp., Series A,
                             Exchangeable 9.125%                                                  5,828,875
-----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    SHARES                                            SECURITY                                    VALUE
===========================================================================================================
Industrial -- 0.3%
        35,000             Capstar Communications, 12.625% due 10/31/06                         $ 4,252,500
        16,000             Fresenius Medical Care, 9.000% due 12/1/06                             1,688,000
         2,067             Intermedia Communication, 13.500% due 3/31/09                          2,075,253
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,015,753
-----------------------------------------------------------------------------------------------------------
Paper/Forest Products/Printing -- 0.0%
         5,000             SD Warren Holdings Corp., Exchangeable 14.000%                           255,000
-----------------------------------------------------------------------------------------------------------
Other -- 0.9%
     1,000,000             Tennessee Valley Authority, Series D, Exchangeable 6.750%             25,750,000
-----------------------------------------------------------------------------------------------------------
                           TOTAL PREFERRED STOCK
                           (Cost -- $38,710,122)                                                 39,849,628
===========================================================================================================
WARRANTS(c) -- 0.1%

Broadcasting - TV, Cable, and Radio -- 0.0%
         6,775             Australis Holdings, Expire 10/30/01(b)                                         0
         6,000             Wireless One Inc., Expire 10/19/00                                         1,500
-----------------------------------------------------------------------------------------------------------
                                                                                                      1,500
-----------------------------------------------------------------------------------------------------------
Cellular and Other Wireless -- 0.0%
        56,595             Clearnet Communications Inc., Expire 9/15/05                             226,380
         2,500             Globalstar Telecom, Expire 2/15/04(b)                                    175,000
         6,775             Nextel Communications, Inc., Expire 4/25/99(b)                                68
        19,250             Page Wireless Equipment, Expire 1/17/99                                  134,750
        42,090             Pagemart Nationwide Inc., Expire 12/31/03                                210,450
-----------------------------------------------------------------------------------------------------------
                                                                                                    746,648
-----------------------------------------------------------------------------------------------------------
Paper/Forest Products/Printing -- 0.0%
         8,500             SD Warren Co., Expire 12/15/06(b)                                        149,600
-----------------------------------------------------------------------------------------------------------
Telephone/Communications -- 0.1%
         6,350             Allegiance Telecom Inc., Expire 2/3/08                                    69,850
         7,600             Colt Telecom Group, Expire 12/31/06(b)                                 2,660,000
         5,000             Iridium World Communications, Expire 7/15/05(b)                          694,900
         6,425             Metronet Communications, Expire 8/15/07(b)                               224,875
         5,100             Primus Telecom Group, Expire 8/1/04                                       31,875
         7,800             RSL Communications Ltd., Expire 11/15/06                                 304,200
        12,450             WAM!Net Inc., Expire 3/1/05                                               99,600
         5,935             Versatel Telecom, Expire 5/15/08                                          59,350
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,144,650
-----------------------------------------------------------------------------------------------------------
Other -- 0.0%
        12,325             UIH Australia, Expire 5/15/06                                             12,325
         6,975             Splitrock Service, Expire 7/15/08                                         76,725
-----------------------------------------------------------------------------------------------------------
                                                                                                     89,050
-----------------------------------------------------------------------------------------------------------
                           TOTAL WARRANTS
                           (Cost -- $644,978)                                                     5,131,448
===========================================================================================================
                           TOTAL HIGH-YIELD SECTOR
                           (Cost -- $916,431,690)                                               904,549,115
===========================================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT+                                           SECURITY                                    VALUE
===========================================================================================================
INTERNATIONAL SECTOR -- 17.5%

BONDS -- 17.5%

Australia -- 1.6%
    66,000,000             Queensland Treasury Corp., 8.000% due 5/14/03                       $ 46,131,993
-----------------------------------------------------------------------------------------------------------
Canada -- 1.3%
                           Government of Canada:
    20,000,000               7.000% due 9/1/01                                                   13,921,096
    30,000,000               9.000% due 12/1/04                                                  23,974,581
-----------------------------------------------------------------------------------------------------------
                                                                                                 37,895,677
-----------------------------------------------------------------------------------------------------------
Denmark -- 2.0%
                           NYKREDIT:
   198,622,000               6.000% due 10/1/19                                                  30,357,074
   197,857,000               7.000% due 10/1/29                                                  30,602,672
-----------------------------------------------------------------------------------------------------------
                                                                                                 60,959,746
-----------------------------------------------------------------------------------------------------------
Germany -- 0.5%
                           Colt Telecom Group PLC:
     1,390,000               8.875% due 11/30/07                                                    847,463
    12,450,000               7.625% due 7/31/08                                                   7,301,417
     4,000,000             Esprit Telecom Group PLC, 11.500% due 12/15/07                         2,467,774
     8,250,000             Texon International PLC, 10.000% due 2/1/08(f)                         4,215,538
-----------------------------------------------------------------------------------------------------------
                                                                                                 14,832,192
-----------------------------------------------------------------------------------------------------------
Sweden -- 2.3%
   500,000,000             Kingdom of Sweden, 5.500% due 4/12/02                                 68,173,374
-----------------------------------------------------------------------------------------------------------
United Kingdom -- 4.8%
    10,000,000             Bank Nederlandse Gemeenten, 7.375% due 8/6/07                         19,023,525
     2,125,000             Colt Telecom Group PLC, 10.125% due 11/30/07                           3,665,478
                           European Investment Bank:
     4,500,000               8.500% due 11/6/01                                                   8,023,147
     8,000,000               8.000% due 6/10/03                                                  14,682,613
    13,000,000             Inter-American Development Bank, 7.125% due 11/26/04                  23,671,310
     4,775,000             Middleweb PLC, Sr. Notes, 10.500% due 5/30/08(b)                       7,373,669
    10,296,000             Nippon Telephone, 7.375% due 12/2/03                                  18,275,772
    27,000,000             U.K. Treasury, 8.000% due 12/7/00                                     46,830,398
-----------------------------------------------------------------------------------------------------------
                                                                                                141,545,912
-----------------------------------------------------------------------------------------------------------
Europe -- 4.6%
    14,000,000             Depfa., zero coupon due 2/8/99                                        15,885,868
     8,050,000             Dolphin Telecom, step bond to yield 11.625% due 6/1/03                 3,611,259
    10,000,000             Export - Import Japan, 4.625% due 7/23/03                             11,879,479
    25,000,000             France Oat., 5.250% due 4/25/08                                       31,757,163
    20,000,000             Kingdom of Spain, 6.000% due 1/31/08                                  26,337,009
    10,000,000             Republic of Finland, 8.750% due 10/17/01                              12,993,606
     9,000,000             Republic of Italy, 6.000% due 4/2/04                                  11,439,734
    10,000,000             Republic of Portugal, 6.000% due 2/16/04                              12,672,201
     8,500,000             Soc Nat Chemins De Fra Discount Bank, 9.375% due 3/12/01              10,860,183
-----------------------------------------------------------------------------------------------------------
                                                                                                137,436,502
-----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT+                                           SECURITY                                    VALUE
===========================================================================================================
United States -- 0.4%
$    3,000,000             Argentina, 6.0625% due 3/31/23(d)                                  $   2,088,750
                           Banco Centrl Del Uruguay:
     1,684,211               6.000% due 2/18/07(d)                                                1,557,895
     4,500,000               6.750% due 2/19/21                                                   3,915,000
                           United Mexican States:
     5,000,000               Series B, 6.250% due 12/31/19                                        3,834,376
     2,000,000               Value Recovery Rights                                                        0
     3,000,000             Venezuela, 6.375% due 12/31/03(d)                                      1,315,890
-----------------------------------------------------------------------------------------------------------
                                                                                                 12,711,911
-----------------------------------------------------------------------------------------------------------
                           TOTAL INTERNATIONAL SECTOR
                           (Cost -- $508,500,491)                                               519,687,307
===========================================================================================================
REPURCHASE AGREEMENT -- 8.4%
   250,000,000             CIBC Wood Gundy Securities Corp., 4.550% due 2/1/99;
                           Proceeds at maturity -- $250,094,791; (Fully collateralized by
                           U.S. Treasury Notes, 5.250% to 5.875% due 8/31/99 to 8/15/03)
                           Market value -- $255,000,583) (Cost -- $250,000,000)                 250,000,000
===========================================================================================================
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $2,954,855,223**)                                        $2,971,716,274
===========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Non-income producing security.

(d)   Variable rate security.

(e)   Security is traded with value recovery rights.

(f)   All or a portion of its security is on loan (See Note 10).

+     Represents local currency.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 19 for definition of ratings.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") letter ratings may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

BBB          --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC,  --   Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C          balance, as predominantly speculative with respect to the
                  issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") applies the numerical modifiers 1, 2, and 3 in each generic rating classification from "Baa" through "Caa". The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Baa          --   Bonds rated "Baa" are considered to be medium grade
                  obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba           --   Bonds that are rated "Ba" are judged to have speculative
                  elements; their future cannot be considered as well assured.
                  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B            --   Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa          --   Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR           --   Indicates that the bond is not rated by Standard & Poor's or
                  Moody's. Smith Barney Diversified Strategic Income Fund


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                19

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost-- $2,954,855,223)                       $ 2,971,716,274
     Dividends and interest receivable                                        44,681,599
     Collateral for securities on loan (Note 10)                              35,884,990
     Receivable for securities sold                                            7,557,919
     Receivable for Fund shares sold                                           4,936,018
     Receivable for open forward foreign currency contracts (Note 6)           8,734,822
----------------------------------------------------------------------------------------
     Total Assets                                                          3,073,511,622
----------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 10)                                 35,884,990
     Dividends payable                                                        15,259,063
     Payable for securities purchased                                         13,925,484
     Payable for open forward foreign currency contracts (Note 6)              5,347,314
     Payable to bank                                                           3,138,282
     Management fees payable                                                   1,076,730
     Distribution fees payable                                                   608,287
     Administration fees payable                                                 478,547
     Payable for Fund shares purchased                                           105,042
     Accrued expenses                                                            563,026
----------------------------------------------------------------------------------------
     Total Liabilities                                                        76,386,765
----------------------------------------------------------------------------------------
Total Net Assets                                                         $ 2,997,124,857
========================================================================================
NET ASSETS:
     Par value of shares of beneficial interest                          $       379,093
     Capital paid in excess of par value                                   3,010,277,273
     Overdistributed net investment income                                   (46,745,977)
     Accumulated net realized gain on security transactions,
       futures contracts and foreign currencies                               10,648,894
     Net unrealized appreciation of investments and foreign currencies        22,565,574
----------------------------------------------------------------------------------------
Total Net Assets                                                         $ 2,997,124,857
========================================================================================
Shares Outstanding:
     Class A                                                                  54,963,080
     -----------------------------------------------------------------------------------
     Class B                                                                 278,942,985
     -----------------------------------------------------------------------------------
     Class L                                                                  21,422,185
     -----------------------------------------------------------------------------------
     Class Y                                                                  19,901,010
     -----------------------------------------------------------------------------------
     Class Z                                                                   3,863,991
     -----------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                                $7.89
     -----------------------------------------------------------------------------------
     Class B *                                                                     $7.91
     -----------------------------------------------------------------------------------
     Class L **                                                                    $7.90
     -----------------------------------------------------------------------------------
     Class Y (and redemption price)                                                $7.89
     -----------------------------------------------------------------------------------
     Class Z (and redemption price)                                                $7.90
     -----------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)             $8.26
     -----------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)             $7.98
========================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase. See Notes to Financial Statements. 1999 Semi-Annual Report to Shareholders


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)    For the Six Months Ended January 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                       $ 104,911,361
     Dividends                                                          1,162,249
     Less: Foreign tax withholding                                        (27,957)
---------------------------------------------------------------------------------
     Total Investment Income                                          106,045,653
---------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                         9,389,247
     Investment advisory fees (Note 2)                                  6,630,184
     Administration fees                                                2,946,749
     Shareholder and system servicing fees                                912,463
     Custody                                                              214,338
     Shareholder communications                                            81,900
     Registration fees                                                     49,726
     Audit and legal                                                       25,687
     Pricing service fees                                                  14,919
     Trustees' fees                                                         9,493
     Other                                                                 14,292
---------------------------------------------------------------------------------
     Total Expenses                                                    20,288,998
---------------------------------------------------------------------------------
Net Investment Income                                                  85,756,655
---------------------------------------------------------------------------------
REALIZED AND UNREALIZED Gain (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 3, 4 AND6):
     Net Realized Gain (Loss) From:
       Security transactions (excluding short-term securities)          9,954,927
       Futures contracts                                                  488,339
       Foreign currency transactions                                  (21,111,472)
---------------------------------------------------------------------------------
     Net Realized Loss                                                (10,668,206)
---------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation
     of Investments and Foreign Currencies:
       Beginning of period                                             21,902,801
       End of period                                                   22,565,574
---------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                              662,773
---------------------------------------------------------------------------------
Net Loss on Investments, Futures Contracts and Foreign Currencies     (10,005,433)
---------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $  75,751,222
=================================================================================


                        See Notes to Financial Statements
--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                21

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Year Ended July 31, 1998

                                                                            1999               1998
========================================================================================================
OPERATIONS:
     Net investment income                                            $    85,756,655    $   182,369,731
     Net realized gain (loss)                                             (10,668,206)        77,462,489
     Increase (decrease) in net unrealized appreciation                       662,773        (59,024,199)
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                75,751,222        200,808,021
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                               (100,137,655)      (200,850,543)
     Net realized gain                                                             --        (17,444,264)
--------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders           (100,137,655)      (218,294,807)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
     Net proceeds from sale of shares                                     424,341,254        856,904,340
     Net asset value of shares issued for reinvestment of dividends        52,959,819        113,810,216
     Cost of shares reacquired                                           (414,905,421)      (885,917,734)
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                   62,395,652         84,796,822
--------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                     38,009,219         67,310,036

NET ASSETS:
     Beginning of period                                                2,959,115,638      2,891,805,602
--------------------------------------------------------------------------------------------------------
     End of period*                                                   $ 2,997,124,857    $ 2,959,115,638
========================================================================================================
* Includes overdistributed net investment of:                         $   (46,745,977)   $   (11,253,505)
========================================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales were reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1998, reclassifications are made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $15,587,251 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC") formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Trust. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets. The Fund has also entered into a sub-advisory agreement with Smith Barney Global Capital Management ("Global Capital Management"), a subsidiary of SSBH. From its fee, SSBC pays Global Capital Management a sub-advisory fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

SSBC also acts as the Trust's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to the date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

For the six months ended January 31, 1999, SSB received sales charges of approximately $567,000 and $533,000 on sales of the Fund's Class A and L shares, respectively.

There is also CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

In addition, CDSCs paid to SSB for the six months ended January 31, 1999 were:

                                                      Class A          Class B
================================================================================
CDSCs                                                  $3,000         $995,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rates of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were:

                                           Class A      Class B        Class L
================================================================================
Distribution Plan Fees                    $514,127     $8,340,971     $534,149
================================================================================

All officers and one Trustee of the Trust are employees of SSB.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investments

During the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

===============================================================================
Purchases                                                        $1,292,249,025
-------------------------------------------------------------------------------
Sales                                                             1,412,024,503
===============================================================================

At January 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                      $ 63,511,808
Gross unrealized depreciation                                       (46,650,757)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 16,861,051
===============================================================================

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At January 31, 1999, the Fund had no open futures contracts.

5. Fund Concentration

The Fund's investment in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Forward Foreign Currency Contracts

At January 31, 1999, the Fund had the following open forward foreign currency contracts:

                              Local             Market        Settlement     Unrealized
Foreign Currency             Currency            Value           Date        Gain (Loss)
========================================================================================
To Sell:
Australian Dollar            71,000,000      $ 44,613,759       2/17/99      $   763,761
German Deutschemark           4,039,667         2,349,284        3/3/99           78,692
German Deutschemark           7,147,708         4,156,777        3/3/99          139,236
Danish Krone                970,000,000       148,198,321       2/17/99        1,489,572
European Currency Unit        3,174,920         3,610,889       2/17/99           70,113
European Currency Unit      225,925,607       256,806,551       2/17/99        6,193,448
Great British Pound          80,600,000       132,346,620       2/17/99       (1,621,481)
Great British Pound           2,387,703         3,919,873       2/25/99          (51,794)
Swedish Krona               553,300,000        70,943,658       2/17/99         (729,705)
----------------------------------------------------------------------------------------
                                                                               6,331,842
----------------------------------------------------------------------------------------
To Buy:
Danish Krone                546,200,000        83,449,405       2/17/99       (1,159,307)
European Currency Unit      112,240,000       127,581,674       2/17/99       (1,785,027)
----------------------------------------------------------------------------------------
                                                                              (2,944,334)
----------------------------------------------------------------------------------------
Total Unrealized Gain on Open
   Forward Foreign Currency Contracts                                        $ 3,387,508
========================================================================================

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

8. Reverse Repurchase Agreement

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended January 31, 1999, the Fund did not have any reverse repurchase agreement.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

9. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in FNMA/GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At January 31, 1999, the Fund did not hold any TBA securities.

10. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At January 31, 1999, the Fund loaned common stocks having a value of $35,243,410 and holds the following collateral for loaned securities:

Security Description                                                     Value
================================================================================
Time Deposits:
      ING Tokyo, 4.9375% due 2/1/99                                   $1,739,929
      Societe Generale, G.C., 4.875% due 2/1/99                        1,739,929
      Banque National de Paris, G.C., 4.875% due 2/1/99                1,739,929
      Banco Bilbao Nassau, 4.875% due 2/1/99                           1,739,929
      Rabobank, Grand Cayman, 4.875% due 2/1/99                        1,739,929
      Bank of America G.C., 4.875% due 2/1/99                          1,739,929
      Caisse de Depots et Consign., Paris, 4.8438% due 2/1/99          1,739,929
      Bayerische Hypo-Und Vereinsbk, G.C., 4.8438% due 2/1/99          1,739,929
Repurchase Agreement:
      Merrill Lynch Pierce Fenner Securities, 4.8925% due 2/1/99       6,186,416
      Morgan Stanley Dean Witter & Co., 4.8125% due 2/1/99               221,843
      NationsBanc Montgomery Securities Inc., 4.8625% due 2/1/99       1,739,930
Commercial Paper:
      Concord Minutemen Capital, 4.9534% due 2/2/99                    1,738,733
      Ford Motor Credit Corp., 4.842% due 2/1/99                       1,739,227
      General Electric Credit Corp., 4.902% due 2/1/99                 1,739,219
      Lehman Brothers Holdings, Inc., 5.0151% due 2/1/99               1,642,580
      New Center Asset Trust, 4.8319% due 2/1/99                       1,739,229
      Sheffield Receivable Corp., 4.882% due 2/1/99                    1,739,222
      Variable Funding Capital Corp., 4.8219% due 2/1/99               1,739,230
Money Market Fund:
      Janus Institutional Money Market Fund, 4.9177% due 2/1/99        1,739,929
--------------------------------------------------------------------------------
Total                                                                 35,884,990
================================================================================


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                27

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

11. Shares of Beneficial Interest

At January 31, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At January 31, 1999, total paid-in capital amounted to the following for each class:

                           Class A            Class B            Class L         Class Y          Class Z
===========================================================================================================
Total Paid-in Capital   $429,668,274      $2,226,033,460      $167,922,794    $156,493,476      $30,538,362
===========================================================================================================

Transactions in shares of each class were as follows:

                                          Six Months Ended                             Year Ended
                                          January 31, 1999                            July 31, 1998
                                 ---------------------------------         --------------------------------
                                    Shares              Amount                Shares              Amount
===========================================================================================================
Class A
Shares sold                       14,439,417         $ 113,350,633          35,840,369        $ 286,903,611
Shares issued on reinvestment      1,046,325             8,209,584           1,840,380           14,697,639
Shares reacquired                (10,435,027)          (81,887,790)        (21,154,188)        (169,264,458)
-----------------------------------------------------------------------------------------------------------
Net Increase                       5,050,715         $  39,672,427          16,526,561         $132,336,792
===========================================================================================================
Class B
Shares sold                       21,693,454         $ 170,643,303          55,482,798        $ 445,398,765
Shares issued on reinvestment      5,151,903            40,531,892          11,463,425           91,837,518
Shares reacquired                (33,696,693)         (265,443,161)        (85,170,973)        (683,731,364)
-----------------------------------------------------------------------------------------------------------
Net Decrease                      (6,851,336)        $ (54,267,966)        (18,224,750)       $(146,495,081)
===========================================================================================================
Class L*
Shares sold                       12,310,251         $  96,783,811           9,669,210        $  77,498,478
Shares issued on reinvestment        433,514             3,404,940             693,017            5,540,434
Shares reacquired                 (8,327,397)          (65,481,549)         (3,784,006)         (30,324,154)
-----------------------------------------------------------------------------------------------------------
Net Increase                       4,416,368         $  34,707,202           6,578,221        $  52,714,758
===========================================================================================================
Class Y
Shares sold                        4,279,564         $  33,564,469           5,598,158        $  44,807,089
Shares issued on reinvestment          1,412                11,083               2,869               22,907
Shares reacquired                    (36,758)             (289,653)                 --                   --
-----------------------------------------------------------------------------------------------------------
Net Increase                       4,244,218         $  33,285,899           5,601,027        $  44,829,996
===========================================================================================================
Class Z
Shares sold                        1,270,233          $  9,999,038             286,159          $ 2,296,397
Shares issued on reinvestment        102,151               802,320             214,133            1,711,718
Shares reacquired                   (229,925)           (1,803,268)           (324,497)          (2,597,758)
-----------------------------------------------------------------------------------------------------------
Net Increase                       1,142,459          $  8,998,090             175,795          $ 1,410,357
===========================================================================================================

* On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class A Shares                              1999(1)(2)          1998(2)         1997         1996         1995         1994
================================================================================================================================
Net Asset Value, Beginning of Period         $   7.96          $   8.01       $   7.82     $   7.85     $   7.76     $   8.41
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)                      0.25              0.53           0.62         0.61         0.94         0.63
   Net realized and unrealized gain (loss)      (0.04)             0.05           0.24         0.03        (0.18)       (0.52)
--------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.21              0.58           0.86         0.64         0.76         0.11
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.28)            (0.58)         (0.67)       (0.62)       (0.48)       (0.62)
   Net realized gains                              --             (0.05)            --           --           --        (0.10)
   Capital                                         --                --             --        (0.05)       (0.19)       (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.28)            (0.63)         (0.67)       (0.67)       (0.67)       (0.76)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   7.89          $   7.96       $   8.01     $   7.82     $   7.85     $   7.76
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                     2.72%++           7.47%         11.36%        8.39%       10.35%        1.16%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $433,528          $397,127       $267,272     $202,700     $177,336     $ 76,019
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                         6.21%+            6.51%          7.75%        7.85%        8.15%        7.67%
   Interest expense                                --              0.06           0.06         0.01           --           --
   Other expenses(3)                             1.02+             1.01           1.03         1.04         1.09         1.10
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            44%              128%            85%          90%          83%          93%
================================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) The manager waived part of its fees for the years ended July 31, 1995 and 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                      Per Share Decreases             Expense Ratios
                   in Net Investment Income         Without Fee Waivers
                   ------------------------         -------------------
                    1995               1994         1995           1994
                    ----               ----         ----           ----
      Class A      $0.01              $0.00*        1.14%          1.12%

*     Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                29

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class B Shares                              1999(1)(2)        1998(2)         1997        1996        1995        1994
==========================================================================================================================
Net Asset Value, Beginning of Period         $  7.98          $  8.03       $  7.83     $  7.86     $  7.76     $  8.41
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(3)                     0.22             0.49          0.59        0.58        0.70        0.59
   Net realized and unrealized gain (loss)     (0.03)            0.05          0.23        0.01        0.02       (0.51)
--------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.19             0.54          0.82        0.59        0.72        0.08
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.26)           (0.54)        (0.62)      (0.57)      (0.44)      (0.60)
   Net realized gains                             --            (0.05)           --          --          --       (0.10)
   Capital                                        --               --            --       (0.05)      (0.18)      (0.03)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.26)           (0.59)        (0.62)      (0.62)      (0.62)      (0.73)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  7.91          $  7.98       $  8.03     $  7.83     $  7.86     $  7.76
--------------------------------------------------------------------------------------------------------------------------
Total Return                                    2.48%++          6.93%        10.89%       7.80%      10.00%       0.66%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $ 2,207          $ 2,280       $ 2,440     $ 2,380     $ 2,367     $ 2,469
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                        5.66%+           6.12%         7.34%       7.36%       6.82%       7.20%
   Interest expense                               --             0.06          0.06        0.01          --          --
   Other expenses(3)                            1.49+            1.50          1.51        1.52        1.56        1.57
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           44%             128%           85%         90%         83%         93%
==========================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) The manager waived part of its fees for the years ended July 31, 1995 and 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                   Per Share Decreases             Expense Ratios
                in Net Investment Income         Without Fee Waivers
                ------------------------         -------------------
                 1995               1994         1995           1994
                 ----               ----         ----           ----
      Class B   $0.00*             $0.00*        1.61%          1.59%

*     Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
30                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class L Shares                              1999(1)(2)        1998(2)(3)           1997        1996       1995(4)        1994
==================================================================================================================================
Net Asset Value, Beginning of Period         $   7.97          $   8.01          $   7.81     $  7.84     $  7.76       $  8.41
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(5)                      0.23              0.49              0.58        0.52        1.16          0.55
   Net realized and unrealized gain (loss)      (0.04)             0.06              0.24        0.07       (0.46)        (0.47)
----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.19              0.55              0.82        0.59        0.70          0.08
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.26)            (0.54)            (0.62)      (0.57)      (0.44)        (0.60)
   Net realized gains                              --             (0.05)               --          --          --         (0.10)
   Capital                                         --                --                --       (0.05)      (0.18)        (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.26)            (0.59)            (0.62)      (0.62)      (0.62)        (0.73)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   7.90          $   7.97          $   8.01     $  7.81     $  7.84       $  7.76
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                     2.49%++           7.08%            10.92%       7.82%       9.73%         0.66%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $169,248          $135,485          $ 83,543     $42,222     $12,730       $ 1,065
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                         5.91%+            6.09%             7.19%       7.61%      10.23%         7.20%
   Interest expense                                --              0.06              0.06        0.01          --            --
   Other expenses(5)                             1.44+             1.45              1.46        1.47        1.46          1.57
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            44%              128%               85%         90%         83%           93%
==================================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2)   On June 12, 1998, Class C shares were renamed Class L shares.

(3) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(4) On November 7, 1994, the former Class D shares were renamed Class C shares.

(5) The manager waived part of its fees for the years ended July 31, 1995 and 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                      Per Share Decreases             Expense Ratios
                   in Net Investment Income         Without Fee Waivers
                   ------------------------         -------------------
                    1995               1994         1995           1994
                    ----               ----         ----           ----
      Class L      $0.00*             $0.00*        1.51%          1.58%

*     Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                31

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class Y Shares                              1999(1)(2)          1998(2)         1997        1996(3)
=======================================================================================================
Net Asset Value, Beginning of Period         $   7.96          $   8.00       $   7.82     $   7.89
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.26              0.55           0.64         0.50
   Net realized and unrealized gain (loss)      (0.04)             0.06           0.24         0.01
-------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.22              0.61           0.88         0.51
-------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.29)            (0.60)         (0.70)       (0.53)
   Net realized gains                              --             (0.05)            --           --
   Capital                                         --                --             --        (0.05)
-------------------------------------------------------------------------------------------------------
Total Distributions                             (0.29)            (0.65)         (0.70)       (0.58)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   7.89          $   7.96       $   8.00     $   7.82
-------------------------------------------------------------------------------------------------------
Total Return                                     2.88%++           7.96%         11.64%        6.65%++
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $157,005          $124,559       $ 80,479     $ 26,940
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                         6.68%+            6.88%          7.84%        8.54%+
   Interest expense                                --              0.06           0.06         0.01
   Other expenses                                0.68+             0.66           0.70         0.69+
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            44%              128%            85%          90%
=======================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from October 10, 1995 (inception date) to July 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
32                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class Z Shares                              1999(1)(2)        1998(2)        1997        1996       1995(3)        1994
===========================================================================================================================
Net Asset Value, Beginning of Period         $  7.96          $  8.01       $  7.82     $  7.85     $  7.76       $  8.41
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                     0.26             0.55          0.65        0.64        0.84          0.68
   Net realized and unrealized gain (loss)     (0.03)            0.05          0.23        0.02       (0.06)        (0.54)
---------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.23             0.60          0.88        0.66        0.78          0.14
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.29)           (0.60)        (0.69)      (0.63)      (0.49)        (0.65)
   Net realized gains                             --            (0.05)           --          --          --         (0.10)
   Capital                                        --               --            --       (0.06)      (0.20)        (0.04)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.29)           (0.65)        (0.69)      (0.69)      (0.69)        (0.79)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  7.90          $  7.96       $  8.01     $  7.82     $  7.85       $  7.76
---------------------------------------------------------------------------------------------------------------------------
Total Return                                    3.01%++          7.78%        11.69%       8.72%      10.94%         1.43%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $30,515          $21,670       $20,397     $16,270     $14,361       $11,552
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                        6.69%+           6.85%         8.08%       8.19%       8.30%         8.02%
   Interest expense                               --             0.06          0.06        0.01          --            --
   Expenses(4)                                  0.68+            0.74          0.69        0.70        0.75          0.75
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           44%             128%           85%         90%         83%           93%
===========================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) On November 7, 1994, the former Class C shares were renamed Class Z shares.

(4) The manager waived part of its fees for the years ended July 31, 1995 and 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                      Per Share Decreases             Expense Ratios
                   in Net Investment Income         Without Fee Waivers
                   ------------------------         -------------------
                    1995               1994         1995           1994
                    ----               ----         ----           ----
      Class Z      $0.00*             $0.00*        0.80%          0.77%

*     Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Fund                                33

Smith Barney
Diversified Strategic
Income Fund

Trustees

Lee Abraham
Allan J. Bloostein
Richard E. Hanson, Jr.
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

James E. Conroy
Vice President and Investment Officer

John C. Bianchi
Vice President and Investment Officer

Victor S. Filatov
Vice President and Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

The Chase Manhattan Bank

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney Diversified Strategic Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

        SALOMON SMITH BARNEY
----------------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Diversified
Strategic Income Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2174 3/99

                                                     [PHOTO]

                                                     Smith Barney
                                                     Balanced Fund

                                                     ------------------
                                     [GRAPHIC]       SEMI-ANNUAL REPORT
                                                     ------------------

                                                     January 31, 1999

                                        [LOGO]       Smith Barney Mutual Funds
                                                     Investing for your future.
                                                     Every day.(R)

Smith Barney
Balanced Fund

The Smith Barney Balanced Fund ("Fund") seeks current income and long-term capital appreciation by investing in equity and debt securities. The Fund will maintain a target asset allocation of approximately 60% of its total assets in equity securities and 40% of its total assets in fixed-income securities.

Smith Barney Balanced Fund
Average Annual Total Returns
January 31, 1999

                                                Without Sales Charge(1)
                                      ------------------------------------------
                                      Class A     Class B     Class L    Class O
================================================================================
Six-Months+                           11.22%      10.99%      10.83%     10.98%
--------------------------------------------------------------------------------
One-Year                              16.74       16.21         N/A      16.20
--------------------------------------------------------------------------------
Five-Year                             11.11       10.57         N/A      10.60
--------------------------------------------------------------------------------
Ten-Year                                N/A       11.44         N/A        N/A
--------------------------------------------------------------------------------
Since Inception++                     11.51       11.31        8.31+     10.07
================================================================================

                                                  With Sales Charge(2)
                                      ------------------------------------------
                                      Class A     Class B     Class L    Class O
================================================================================
Six-Months+                             5.66%       6.78%       8.87%     10.14%
--------------------------------------------------------------------------------
One-Year                               10.93       11.92         N/A      15.34
--------------------------------------------------------------------------------
Five-Year                               9.97       10.44         N/A      10.60
--------------------------------------------------------------------------------
Ten-Year                                 N/A       11.44         N/A        N/A
-------------------------------------------------------------------------------
Since Inception++                      10.59       11.31        6.44+     10.07
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B, L and O shares are November 6, 1992, March 28, 1988, June 15, 1998 and February 4, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

The strong fourth quarter of 1998 capped another strong year for financial assets with stocks posting a better than 20% return for the fourth year in a row. The equity portion of the Balanced Fund entered the latest reporting period defensively postured with approximately 11% in cash and an overweight position in utility stocks. Early in the reporting period, market volatility provided us with opportunities to put cash to work and we also moved assets from some utility stocks into market sectors that we believed had greater long-term appreciation potential.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

         Class A                SUTAX
         Class B                SLSUX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ........................................................    1

Historical Performance ....................................................    4

Smith Barney Balanced Fund at a Glance ....................................    7

Schedule of Investments ...................................................    8

Statement of Assets and Liabilities .......................................   18

Statement of Operations ...................................................   19

Statements of Changes in Net Assets .......................................   20

Notes to Financial Statements .............................................   21

Financial Highlights ......................................................   26

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                            [PHOTO]

HEATH B. MCLENDON                  JOHN C. BIANCHI, CFA
Chairman                           Vice President and
                                   Investment Officer


[PHOTO]                            [PHOTO]

CHARLES P. GRAVES III, CPA         JAMES E. CONROY
Vice President and                 Vice President and
Investment Officer                 Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Balanced Fund ("Fund"), for the period ended January 31, 1999. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Classic Investor Series Fund

The Fund is part of the Classic Investor Series of Smith Barney Mutual Funds. The Classic Investor Series funds are mutual funds whose investment decisions are determined by experienced portfolio managers based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Investor Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Performance Update

For the six-months ended January 31, 1999, the Fund generated a total return of 11.22% (before the deduction of any sales charges) for its Class A shares, significantly outperforming its Lipper, Inc. balanced fund peer group average of 7.39% for the same period. (Lipper is a major independent fund-tracking organization.)

During the same period, the S&P 500 Index ("S&P 500"), a common measure of broad stock market performance, gained 15.02% and the Lehman Brothers Government/Corporate Bond Index, which tracks the performance of the overall bond market, rose 5.75%. As of January 31, 1999, stocks represented approximately 62% of the Fund's total net assets and bonds made up roughly 38%. For information on the Fund's other share classes, please refer to page four.

Investment Strategy Update

In selecting stocks for the Fund, we employ an investing approach emphasizing a portfolio broadly diversified across a wide range of industries. Generally, the stock portion of the Fund will be comprised of mostly mid- to large-capitalization companies. However, the Fund may also invest in smaller-capitalization companies if they otherwise meet the same investment criteria.

Stock Market Update*

Over the last six months, investors experienced the worst and best the stock market has to offer. Throughout the summer, political and economic uncertainty shook world markets and exposed investors to higher levels of volatility. Investors had to endure another financial meltdown in emerging market economies, a President being impeached and renewed tension in the Middle East, to name just a few. The resulting summer market decline was severe in magnitude but thankfully short in duration. As the year came to a close, subsiding fears of global economic collapse, interest rate cuts at home and abroad,


--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                     1
continued strength in consumer spending and strong earnings gains at many companies all helped stocks (as measured by the S&P 500) record their best single quarterly return since the first quarter of 1987.

The strong fourth quarter of 1998 capped another strong year for financial assets with stocks posting a better than 20% return for the fourth year in a row. The equity portion of the Balanced Fund entered the latest reporting period defensively postured with approximately 11% in cash and an overweight position in utility stocks. Early in the reporting period, market volatility provided us with opportunities to put cash to work and we also moved assets from some utility stocks to market sectors that we believed had greater long-term appreciation potential. Specifically, in the technology sector, we added to our positions in Cisco Systems, Compaq Computer, Sun Microsystems and Xerox. We also took advantage of volatility in financial service stocks and added to our holdings in Chase Manhattan and Associates First Capital.

We also attempted to take advantage of weakness in the oil service sector and increased our holdings in Halliburton. Unfortunately, the weakness in the oil industry is not yet over. Yet we believe that this sector offers compelling value although there appears to be no immediate catalyst on the horizon.

For the last six months, the biggest positive contributors to the Balanced Fund's performance were Sun Microsystems, EMC Corp., MCI/Worldcom, Cisco Systems and Xerox. The stocks detracting most from the Fund's performance were Schlumberger, Halliburton, PPG Industries, Dollar General and NationsBank.

Bond Market Update*

During the six months ended January 31, 1999, the U.S. bond markets were volatile and highlighted by a flight to quality on the part of bond investors. This massive flight to quality proved to be a temporary liquidity drain on virtually all sectors of the bond market with the lone exception being U.S. Treasury benchmark issues. In our view, this flight to quality and resulting spread widening was ignited by the Russian default and sustained by Brazilian economic concerns in addition to massive hedge fund liquidations of over-leveraged positions across a wide spectrum of bonds. As January drew to a close, the resilience of the U.S. economy once again asserted itself and the performance of the U.S. bond market proved that foreign crises and resulting market turmoil often create buying opportunities.

The last six months were a period of transition for the Fund's fixed-income holdings. We migrated out of long-term utility bonds and moved our assets into a more diversified portfolio of investment grade bonds, high-yield corporate bonds and limited U.S. Treasury, agency and agency mortgage-backed securities.

During the reporting period, we took advantage of the U.S. Treasury bond market rally to systematically shorten the Fund's average maturity. Later on in the reporting period, we increased our exposure to quality investment grade and high-yield corporate issues as corporate spreads widened to attractive levels and market liquidity returned. The fixed income portion of the Fund is structured to provide investors with the highest income available consistent with prudent management.

Outlook

So far in 1999, we believe the consensus among investors is that inflation and interest rates are as low as they can go and that corporate earnings will at best be up 3% to 4% and at worst be down, and that stocks are way too expensive. While the first two points are highly debatable, we agree that stocks look expensive by many historical measures. Where we differ from the consensus is that we think stocks should trade at the high end of their valuation range in this environment.

There are many reasons why stocks are trading at these high levels today. In our opinion, the most important factor has been the relentless growth in earnings. Since

----------
* Please note the Fund's holdings are subject to change, and stocks and bonds held by the portfolio as of a date are subject to change.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

1982 earnings for companies represented in the S&P 500 have grown at a 10% compound annual rate, which is significantly higher than average growth experienced since the end of World War II. From this perspective, more stock market appreciation will depend in large part on continued strong growth in earnings.

The current consensus expectation for 1999 corporate earnings growth is 4%. There are two reasons why we think this number and expectations for long-term future earnings growth may be too modest. First, demographic trends continue to favorably influence domestic economic growth. Aging baby boomers remain active consumers and they are expected to stay a potent force in the economy for many years to come. Second, we firmly believe that many companies have yet to fully realize the benefits and business potential created from the revolution in technology of the last twenty years. The first phase of technological application focused on cost reduction. The second phase of technological innovation will be business redesign as a means to improve sales. Companies in the first phase are running today's businesses better while companies in phase two are creating a better business model. Phase one was a primary driver of earnings growth up until now; phase two should be a primary driver of growth in the future.

And while it is not likely that we will experience a fifth year of 20% gains in the stock market, we do see ample opportunity to identify individual stocks with great appreciation potential.

With respect to our views on the bond market, we anticipate that interest rates will move sideways to marginally higher over the next six months. We plan to retain our overweight position in corporate bonds and keep a limited allocation to U.S. agency mortgage backed securities. The Fund's maturity structure can best be described as neutral, which means that we expect corporate yields to provide the bulk of the returns over the next few months. If, as expected, rates go up and corporate spreads move tighter, we will upgrade our holdings to include higher quality corporate issues along with more U.S. government and agency issues. If the economy also shows signs of peaking, we also plan to move into a longer and more aggressive maturity structure.

In closing, thank you for investing in the Smith Barney Balanced Fund. We encourage you to visit our Web site at www.smithbarney.com. We look forward to helping you pursue your investment goals in the years ahead.

Sincerely,

/s/ Heath B. McLendon                     /s/ John C. Bianchi, CFA

Heath B. McLendon                         John C. Bianchi, CFA
Chairman                                  Vice President and
                                          Investment Officer

/s/ Charles P. Graves III, CFA            /s/ James E. Conroy

Charles P. Graves III, CFA                James E. Conroy
Vice President and                        Vice President and
Investment Officer                        Investment Officer

February 19, 1999

--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                     3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                               -----------------------
                               Beginning        End         Income    Capital Gain      Return        Total
Period Ended                   of Period     of Period     Dividends  Distributions    of Capital    Returns(1)
===============================================================================================================
1/31/99                          $16.52        $13.93        $0.17         $3.66          $0.00        11.22%+
---------------------------------------------------------------------------------------------------------------
7/31/98                           15.53         16.52         0.68          0.83           0.00        16.70
---------------------------------------------------------------------------------------------------------------
7/31/97                           14.51         15.53         0.82          0.32           0.00        15.48
---------------------------------------------------------------------------------------------------------------
7/31/96                           14.03         14.51         0.82          0.00           0.00         9.21
---------------------------------------------------------------------------------------------------------------
7/31/95                           13.28         14.03         0.82          0.08           0.02        13.24
---------------------------------------------------------------------------------------------------------------
7/31/94                           15.97         13.28         0.83          0.50           0.00        (8.99)
---------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93             14.36         15.97         0.64          0.13           0.00        17.01+
===============================================================================================================
  Total                                                      $4.78         $5.52          $0.02
===============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                               -----------------------
                               Beginning        End         Income     Capital Gain     Return        Total
Period Ended                   of Period     of Period     Dividends   Distributions   of Capital    Returns(1)
===============================================================================================================
1/31/99                          $16.49        $13.89        $0.15         $3.66          $0.00        10.99%+
---------------------------------------------------------------------------------------------------------------
7/31/98                           15.52         16.49         0.62          0.83           0.00        16.17
---------------------------------------------------------------------------------------------------------------
7/31/97                           14.51         15.52         0.75          0.32           0.00        14.88
---------------------------------------------------------------------------------------------------------------
7/31/96                           14.02         14.51         0.75          0.00           0.00         8.78
---------------------------------------------------------------------------------------------------------------
7/31/95                           13.28         14.02         0.76          0.08           0.02        12.62
---------------------------------------------------------------------------------------------------------------
7/31/94                           15.97         13.28         0.75          0.50           0.00        (9.52)
---------------------------------------------------------------------------------------------------------------
7/31/93                           14.83         15.97         0.80          0.15           0.00        14.69
---------------------------------------------------------------------------------------------------------------
7/31/92++                         13.95         14.83         0.35          0.00           0.01         8.98+
---------------------------------------------------------------------------------------------------------------
2/28/92                           13.21         13.95         0.84          0.15           0.03        13.63
---------------------------------------------------------------------------------------------------------------
2/28/91                           12.93         13.21         0.90          0.10           0.00        10.46
---------------------------------------------------------------------------------------------------------------
2/28/90                           12.09         12.93         0.90          0.21           0.00        16.34
---------------------------------------------------------------------------------------------------------------
Inception * -- 2/28/89            12.00         12.09         0.57          0.15           0.00         6.80+
===============================================================================================================
  Total                                                      $8.14         $6.15          $0.06
===============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                               -----------------------
                               Beginning        End         Income    Capital Gain      Return        Total
Period Ended                   of Period     of Period     Dividends  Distributions    of Capital    Returns(1)
===============================================================================================================
1/31/99                          $16.52        $13.91        $0.14         $3.66          $0.00        10.83%+
---------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/98             17.14         16.52         0.00          0.23           0.00        (2.28)+
===============================================================================================================
  Total                                                      $0.14         $3.89          $0.00
===============================================================================================================


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class O Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                               ------------------------
                               Beginning        End         Income    Capital Gain      Return        Total
Period Ended                   of Period     of Period     Dividends  Distributions    of Capital    Returns(1)
===============================================================================================================
1/31/99                          $16.50        $13.90        $0.15         $3.66          $0.00        10.98%+
---------------------------------------------------------------------------------------------------------------
7/31/98                           15.53         16.50         0.63          0.83           0.00        16.19
---------------------------------------------------------------------------------------------------------------
7/31/97                           14.51         15.53         0.75          0.32           0.00        15.01
---------------------------------------------------------------------------------------------------------------
7/31/96                           14.02         14.51         0.75          0.00           0.00         8.80
---------------------------------------------------------------------------------------------------------------
7/31/95                           13.28         14.02         0.76          0.08           0.02        12.62
---------------------------------------------------------------------------------------------------------------
7/31/94                           15.97         13.28         0.75          0.50           0.00        (9.52)
---------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93             15.17         15.97         0.39          0.02           0.00         8.08+
===============================================================================================================
  Total                                                      $4.18         $5.41          $0.02
===============================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                                      Without Sales Charge(1)
                                                       -------------------------------------------------------
                                                       Class A          Class B         Class L        Class O
==============================================================================================================
Six Months Ended 1/31/99+                               11.22%           10.99%           10.83%        10.98%
--------------------------------------------------------------------------------------------------------------
Year Ended 1/31/99                                      16.74            16.21              N/A         16.20
--------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/99                                11.11            10.57              N/A         10.60
--------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/99                                   N/A            11.44              N/A           N/A
--------------------------------------------------------------------------------------------------------------
Inception* through 1/31/99                              11.51            11.31             8.31+        10.07
==============================================================================================================

                                                                         With Sales Charge(2)
                                                       -------------------------------------------------------
                                                       Class A          Class B         Class L        Class O
==============================================================================================================
Six Months Ended 1/31/99+                                5.66%            6.78%            8.87%        10.14%
--------------------------------------------------------------------------------------------------------------
Year Ended 1/31/99                                      10.93            11.92              N/A         15.34
--------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/99                                 9.97            10.44              N/A         10.60
--------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/99                                   N/A            11.44              N/A           N/A
--------------------------------------------------------------------------------------------------------------
Inception* through 1/31/99                              10.59            11.31             6.44+        10.07
==============================================================================================================


--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                     5

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 1/31/99)                             97.35%
--------------------------------------------------------------------------------
Class B (1/31/89 through 1/31/99)                               195.39
--------------------------------------------------------------------------------
Class L (Inception* through 1/31/99)                              8.31
--------------------------------------------------------------------------------
Class O (Inception* through 1/31/99)                             77.67
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC charge is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ For the period from March 1, 1992 to July 31, 1992, which reflects a change in the fiscal year end of the Fund.

* Inception dates for Class A, B, L and O shares are November 6, 1992, March 28, 1988, June 15, 1998 and February 4, 1993, respectively.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Balanced Fund at a Glance  (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the
Smith Barney Balanced Fund vs. Standard & Poor's 500 Index and
Lehman Brothers Government/Corporate Bond Index+

--------------------------------------------------------------------------------
                          January 1989 -- January 1999

                                   [GRAPHIC]

                                           Lehman Brothers
                    Smith Barney           Government/Corporate
                    Balanced Fund          Bond Index              S&P 500 Index

Jan 1989                10000                   10000                 10000
July 1989               10870                   11003                 11837
July 1990               11501                   11689                 12607
July 1991               13057                   12885                 14211
July 1992               15589                   14899                 16026
July 1993               17994                   16543                 17423
July 1994               16279                   16522                 18320
July 1995               18333                   18196                 23094
July 1996               19942                   19161                 26918
July 1997               22910                   21227                 40945
July 1998               26613                   22941                 48848
Jan 1999                29539                   24260                 56185

+ Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1999. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The Lehman Brothers Government/Corporate Bond Index is a combination of publicly issued intermediate and long-term U.S. government bonds and corporate bonds. Figures for the indices include reinvestment of dividends. The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Five Equity Holdings*

--------------------------------------------------------------------------------
1. MCI WorldCom, Inc.                                                      2.5%
--------------------------------------------------------------------------------
2. EMC Corp.                                                               2.4
--------------------------------------------------------------------------------
3. Cisco Systems, Inc.                                                     2.1
--------------------------------------------------------------------------------
4. Chase Manhattan Corp.                                                   2.1
--------------------------------------------------------------------------------
5. Merck & Co., Inc.                                                       2.0
--------------------------------------------------------------------------------

Top Five Bond Holdings*

--------------------------------------------------------------------------------
1. CSC Holdings Inc.                                                       0.9%
--------------------------------------------------------------------------------
2. United International Holdings, Series B                                 0.8
--------------------------------------------------------------------------------
3. Metronet Communications                                                 0.7
--------------------------------------------------------------------------------
4. Unisys Corp.                                                            0.6
--------------------------------------------------------------------------------
5. Rogers Cablesystems Ltd.                                                0.5
--------------------------------------------------------------------------------

* As a percentage of total investments as of January 31, 1999.

                                   [GRAPHIC]

Investment Breakdown
--------------------------------------------------------------------------------

Collateralized Mortgage Obligation               0.5%
U.S. Government and Agency Obligations           5.0%
Common and Preferred Stock                      62.2%
Corporate Bonds and Notes                       32.3%

--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                     7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

   SHARES                                 SECURITY                                               VALUE
==========================================================================================================
COMMON STOCK -- 62.1%

Capital Goods -- 3.2%
      145,000             General Electric Co.                                                 $15,206,875
      119,000             PPG Industries, Inc.                                                   6,396,250
      125,000             Textron, Inc.+                                                         9,304,687
----------------------------------------------------------------------------------------------------------
                                                                                                30,907,812
----------------------------------------------------------------------------------------------------------
Consumer Durables -- 1.2%
      135,000             General Motors Corp.                                                  12,116,250
----------------------------------------------------------------------------------------------------------
Consumer Non-Durables -- 10.1%
      122,000             Colgate-Palmolive Co.                                                  9,813,375
      252,500             Dollar General Corp.                                                   6,296,719
      148,000             Gillette Co.                                                           8,695,000
      203,000             Lowe's Cos., Inc.                                                     11,837,437
      305,000             Newell Co.+                                                           12,676,562
      275,000             PepsiCo, Inc.                                                         10,742,188
       80,000             Proctor & Gamble Co.                                                   7,270,000
      177,000             Rite Aid Corp.+                                                        8,695,125
      307,500             Staples, Inc.++                                                        8,802,188
      173,000             Unilever NV                                                           13,234,500
----------------------------------------------------------------------------------------------------------
                                                                                                98,063,094
----------------------------------------------------------------------------------------------------------
Consumer Services -- 2.0%
      250,000             Kroger Co.+                                                           15,875,000
      128,700             Norfolk Southern Corp.                                                 3,547,294
----------------------------------------------------------------------------------------------------------
                                                                                                19,422,294
----------------------------------------------------------------------------------------------------------
Electric and Gas -- 2.8%
      100,000             AES Corp.                                                              3,368,750
      200,000             Edison International                                                   5,562,500
      150,000             NIPSCO Ind. Inc.+                                                      4,068,750
      150,000             PECO Energy Co.                                                        5,728,125
      130,000             Texas Utilities Co.                                                    5,711,875
       73,000             Unicom Corp.                                                           2,600,625
----------------------------------------------------------------------------------------------------------
                                                                                                27,040,625
----------------------------------------------------------------------------------------------------------
Energy -- 3.2%
      100,000             Allegheny Energy, Inc.                                                 3,162,500
       78,000             BP Amoco Plc, Sponsored ADR                                            6,327,750
      200,000             Coastal Corp.                                                          5,962,500
      195,000             El Paso Energy Corp.                                                   6,435,000
      180,000             Halliburton Co.                                                        5,343,750
       85,000             Schlumberger Ltd.                                                      4,048,125
----------------------------------------------------------------------------------------------------------
                                                                                                31,279,625
----------------------------------------------------------------------------------------------------------
Financial Services -- 13.1%
      273,000             Allstate Corp.                                                        10,254,562
      115,000             American Express Co.                                                  11,830,625
       95,000             American International Group, Inc.                                     9,779,062
      482,000             Associates First Capital, Class A Shares                              19,551,125
      120,000             BankAmerica Corp.                                                      8,025,000
      200,000             BankBoston Corp.                                                       7,387,500


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

   SHARES                                 SECURITY                                               VALUE
==========================================================================================================
Financial Services -- 13.1% (continued)
      268,000             Chase Manhattan Corp.                                               $ 20,619,250
      186,000             Freddie Mac                                                           11,532,000
      200,000             St. Paul Cos., Inc.                                                    5,875,000
      130,000             State Street Corp.                                                     9,295,000
      100,000             Wells Fargo Co.                                                        3,493,750
      150,000             XL Capital Ltd., Class A Shares                                        9,571,875
----------------------------------------------------------------------------------------------------------
                                                                                               127,214,749
----------------------------------------------------------------------------------------------------------
Healthcare -- 4.8%
      124,300             Baxter International Inc.                                              8,817,531
      214,000             Johnson & Johnson                                                     18,190,000
      135,000             Merck & Co, Inc.                                                      19,811,250
----------------------------------------------------------------------------------------------------------
                                                                                                46,818,781
----------------------------------------------------------------------------------------------------------
Technology -- 17.4%
       50,000             AT&T Corp.+                                                            4,537,500
      188,000             Cisco Systems, Inc.                                                   20,815,125
      300,000             Compaq Computer Corp.                                                 14,287,500
       80,000             Electronic Data Systems Corp.                                          4,195,000
      210,000             EMC Corp.+                                                            22,863,750
      175,000             Infinity Broadcasting Corp., Class A Shares++                          4,845,313
       75,000             Intel Corp.                                                           10,570,313
      110,000             Lucent Technologies Inc.                                              12,381,875
      308,000             MCI WorldCom, Inc.++                                                  24,524,500
      200,000             Motorola, Inc.                                                        14,450,000
      139,000             Sun Microsystems, Inc.++                                              15,559,313
      161,000             Xerox Corp.                                                           19,964,000
----------------------------------------------------------------------------------------------------------
                                                                                               168,994,189
----------------------------------------------------------------------------------------------------------
Telecommunications -- 4.3%
      250,000             Ameritech Corp.                                                       16,281,250
      100,000             CBS Corp.++                                                            3,400,000
      121,000             GTE Corp.                                                              8,167,500
      200,000             SBC Communications Inc.                                               10,800,000
      100,000             Williams Cos., Inc.                                                    3,300,000
----------------------------------------------------------------------------------------------------------
                                                                                                41,948,750
----------------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK
                          (Cost -- $486,177,175)                                               603,806,169
==========================================================================================================
PREFERRED STOCK -- 0.1%

Banking -- 0.0%
          600             California Federated Capital, 9.125%                                      15,825
----------------------------------------------------------------------------------------------------------
Industrial -- 0.1%
        7,000             Capstar Communications Inc., 12.625%                                     850,500
----------------------------------------------------------------------------------------------------------
                          TOTAL PREFERRED STOCK
                          (Cost -- $830,362)                                                       866,325
==========================================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                     9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                             SECURITY                                   VALUE
==========================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 5.0%

U.S. Treasury Securities -- 1.9%
$   4,500,000             U.S. Treasury Notes, 5.500% due 5/31/00                              $ 4,547,745
    5,000,000             U.S. Treasury Bonds, 5.125% due 8/31/00                                5,034,700
    8,000,000             U.S. Treasury Bonds, 6.250% due 8/15/23                                8,988,960
----------------------------------------------------------------------------------------------------------
                                                                                                18,571,405
----------------------------------------------------------------------------------------------------------
U.S. Government Agencies -- 3.1%
    5,000,000             Federal Home Loan Bank, 5.880% due 4/15/08                             5,190,150
    5,000,000             Federal Home Loan Mortgage Corp., 5.750% due 7/15/03                   5,147,950
    5,000,000             Federal National Mortgage Association, 4.625% due 10/15/01             4,970,200
   14,279,897             Federal National Mortgage Association, 6.000% due 6/1/13              14,342,301
----------------------------------------------------------------------------------------------------------
                                                                                                29,650,601
----------------------------------------------------------------------------------------------------------
                          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                          (Cost -- $47,496,464)                                                 48,222,006
==========================================================================================================
COLLATERALIZED MORTGAGE OBLIGATION -- 0.5%
    4,250,000             Airplanes Pass-Through Trust, 10.875% due 3/15/19
                          (Cost -- $4,696,250)                                                   4,512,692
==========================================================================================================

    FACE
   AMOUNT       RATING#                               SECURITY                                   VALUE
==========================================================================================================
CORPORATE BONDS AND NOTES -- 32.3%

Aerospace/Defense -- 0.5%
    1,125,000   NR        BE Aerospace, 9.500% due 11/1/08@                                      1,189,688
      685,000   B+        Hexcel Corp., 9.750% due 1/15/09@                                        693,562
    2,500,000   Baa1*     Raytheon Co., 6.450% due 8/15/02                                       2,571,875
-----------------------------------------------------------------------------------------------------------
                                                                                                 4,455,125
----------------------------------------------------------------------------------------------------------
Airline -- 0.4%
      605,000   Ba2*      Continental Airlines, 8.000% due 12/15/05                                604,244
    2,500,000   Baa3*     United Air Lines, 9.750% due 8/15/21                                   3,112,500
----------------------------------------------------------------------------------------------------------
                                                                                                 3,716,744
----------------------------------------------------------------------------------------------------------
Automobile/Auto Parts -- 0.6%
    1,475,000   B         Breed Technologies Inc., 9.250% due 4/15/08@                           1,003,000
    2,175,000   B1*       Exide Corp., 10.000% due 4/15/05                                       2,180,438
    2,500,000   A1*       Ford Motor Co., 7.400% due 11/1/46                                     2,837,500
      275,000   Ba3*      Westinghouse Air Brake, 9.375% due 6/15/05@                              286,000
----------------------------------------------------------------------------------------------------------
                                                                                                 6,306,938
----------------------------------------------------------------------------------------------------------
Banking -- 0.3%
    2,500,000   Aa3*      NationsBank Corp, 6.500% due 8/15/03                                   2,603,125
----------------------------------------------------------------------------------------------------------
Broadcasting -- 4.3%
      260,000   B-        Capstar Broadcasting, step bond to yield 11.002% due 2/1/09              221,000
    2,000,000   BB-       Century Communications, 8.875% due 1/15/07                             2,240,000
    3,200,000   B1*       Chancellor Media Corp., 9.000% due 10/1/08                             3,536,000
                          Citadel Broadcasting:
      195,000   B-          10.250% due 7/1/07                                                     214,987
      625,000   B-          9.250% due 11/15/08@                                                   671,875


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING#                               SECURITY                                   VALUE
==========================================================================================================
Broadcasting -- 4.3% (continued)
$   2,500,000   B2*       Comcast UK Cable, step bond to yield 9.839% due 11/15/07             $ 2,200,000
                          CSC Holdings Inc.:
      204,000   BB-         9.875% due 2/15/13                                                     228,990
    2,250,000   B1*         10.500% due 5/15/16                                                  2,694,375
      330,000   BB+         7.875% due 2/15/18                                                     352,275
    4,500,000   BB-         9.875% due 4/1/23                                                    5,051,250
      610,000   NR        Diamond Holding Inc., 10.000% due 2/1/08                               1,031,539
                          NTL Inc.:
    1,905,000   B-          Step bond to yield 12.375% due 10/1/08@                              1,333,500
      900,000   B-          11.500% due 10/1/08@                                                 1,032,750
                          RCN Corp.:
    2,500,000   B3*         Step bond to yield 13.040% due 10/15/07                              1,462,500
    1,250,000   B3*         10.000% due 10/15/07                                                 1,193,750
                          Roger Cablesystems Ltd.:
      500,000   BB+         Series B, 10.000% due 3/15/05                                          577,500
      750,000   BB+         10.000% due 12/1/07                                                    858,750
    3,250,000   BB-         11.000% due 12/1/15                                                  3,883,750
    1,000,000   CCC+      Telemundo Holdings Inc., step bond to yield 11.500% due 8/15/08@         575,000
    1,500,000   B+        Telewest Communication PLC, 11.250% due 11/1/08@                       1,777,500
    2,500,000   BBB       Time Warner Inc., 7.950% due 2/1/00                                    2,565,625
      750,000   B+        TV Azteca SA DE CV, Series B, 10.500% due 2/15/07                        600,000
   11,055,000   B         United International Holdings, Series B, step bond to yield
                            11.194% due 2/15/08                                                  7,351,575
----------------------------------------------------------------------------------------------------------
                                                                                                41,654,491
----------------------------------------------------------------------------------------------------------
Building/Construction -- 0.6%
    1,280,000   B         Ainsworth Lumber, 12.500% due 7/15/07                                  1,276,800
                          Building Materials Corp:
      350,000   BB          Series B, step bond to yield 9.862% due 7/1/04                         359,625
    1,000,000   BB          Series B, 7.750% due 7/15/05                                           990,000
      790,000   BB          8.000% due 12/1/08@                                                    795,925
    1,335,000   B         Columbus McKinnon Corp., 8.500% due 4/1/08                             1,271,588
                          Nortex Inc., Series B:
      250,000   B+          9.250% due 3/15/07                                                     258,750
      750,000   B+          9.125% due 9/1/07                                                      772,500
----------------------------------------------------------------------------------------------------------
                                                                                                 5,725,188
----------------------------------------------------------------------------------------------------------
Chemicals -- 0.0%
      340,000   NR        Huntsman Corp., 9.500% due 7/1/07@                                       345,950
----------------------------------------------------------------------------------------------------------
Diversified/Conglomerate  Manufacturing/Services -- 1.2%
                          Fisher Scientific International:
    2,880,000   B-          9.000% due 2/1/08+                                                   2,937,600
    1,400,000   B-          9.000% due 2/1/08@                                                   1,428,000
    2,500,000   Baa2*     FMC Corp., 7.000% due 5/15/08                                          2,531,250
    1,115,000   B         Group Maintenance America, 9.750% due 1/15/09+@                        1,142,875
      745,000   B+        Integrated Electrical Services, 9.375% due 2/1/09@                       765,487
      500,000   NR        Nationsrent Inc., 10.375% due 12/15/08@                                  525,000
    1,500,000   B+        Park-Ohio Industries, 9.250% due 12/1/07                               1,530,000
    1,070,000   BB-       United Rentals, 9.250% due 1/15/09@                                    1,091,400
----------------------------------------------------------------------------------------------------------
                                                                                                11,951,612
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING#                               SECURITY                                   VALUE
==========================================================================================================
Electronics -- 1.3%
$   2,000,000   B+        Celestica International, 10.500% due 12/31/06                        $ 2,185,000
    2,000,000   B         Fairchild Semiconductor, 10.125% due 3/15/07                           1,995,000
    5,000,000   BB-       Unisys Corp., 11.750% due 10/15/04                                     5,812,500
    3,000,000   B-        ViaSystems Inc., 9.750% due 6/1/07                                     2,835,000
----------------------------------------------------------------------------------------------------------
                                                                                                12,827,500
----------------------------------------------------------------------------------------------------------
Finance -- 2.8%
    2,265,000   CCC+      Amresco Inc., Series 98-A, 9.875% due 3/15/05                          1,857,300
    2,790,000   AA-       Associates Corp. NA, 5.750% due 10/15/03                               2,835,338
    1,225,000   Aa3*      CIT Group Inc., 6.800% 4/17/00                                         1,246,474
    2,500,000   BBB       Conseco Inc., 6.400% due 2/10/03                                       2,359,375
    2,525,000   A         Countrywide Home Loan, 7.200% due 10/30/06                             2,660,719
                          Donaldson, Lufkin & Jenrette:
    2,000,000   A-          6.375% due 5/26/00                                                   2,020,160
    2,500,000   A-          6.170% due 7/15/03                                                   2,506,250
    2,000,000   A         Household Finance Corp., 6.750% due 6/1/00                             2,030,100
    2,500,000   A+        International Lease Finance Corp., 5.950% due 6/1/01                   2,528,125
      750,000   B2*       Intertek Financial Plc., Series B, 10.250% due 11/1/06                   697,500
      900,000   NR        Ocwen Asset Investment, 11.500% due 7/1/05@                              693,000
    1,250,000   B2*       Ocwen Capital Trust I, 10.875% due 8/1/27                                965,625
      615,000   B-        Oglebay Norton Co., 10.000% due 2/1/09@                                  599,625
    1,000,000   BBB+      PaineWebber Group Inc., 7.000% due 3/1/00                              1,009,700
    1,300,000   AAA       SunAmerica Inc., 6.580% due 1/15/02                                    1,342,250
    2,000,000   A-        TransAmerica Financial Corp., 6.750% due 6/1/00                        2,019,400
----------------------------------------------------------------------------------------------------------
                                                                                                27,370,941
----------------------------------------------------------------------------------------------------------
Food/Beverage -- 1.3%
    1,945,000   B2*       Carrols Corp., 9.500% due 12/1/08@                                     1,979,038
    2,500,000   A+        Coca-Cola Enterprises, 6.750% due 1/15/38                              2,640,625
    1,015,000   BBB+      Conagra Inc., 5.500% due 10/15/02                                      1,001,044
    2,000,000   B         Imperial Holly, 9.750% due 12/15/07                                    2,010,000
    1,000,000   BBB+      Quaker Oats, 7.440% due 3/2/26                                         1,093,750
    1,200,000   B         SC International Services Inc., 9.250% due 9/1/07                      1,215,000
    2,500,000   A-        Tyson Foods Inc., 7.000% due 1/15/28                                   2,553,125
----------------------------------------------------------------------------------------------------------
                                                                                                12,492,582
----------------------------------------------------------------------------------------------------------
Healthcare -- 2.2%
                          Columbia/HCA Healthcare:
    2,500,000   BB+         Zero coupon due 6/1/02                                               1,925,000
    1,300,000   BBB         7.000% due 7/1/07                                                    1,257,750
      500,000   BBB         7.250% due 5/20/08                                                     490,625
      300,000   BBB         6.630% due 7/15/45                                                     293,250
    1,225,000   Ba3*      Fresenius Medical, 7.875% due 2/1/08                                   1,225,000
    2,850,000   BB        ICN Pharmaceuticals Inc., Series B, 9.250% due 8/15/05                 2,914,125
                          Integrated Health Services, Series A:
    1,200,000   B2*         9.500% due 9/15/07                                                   1,146,000
    3,600,000   B2*         9.250% due 1/15/08                                                   3,433,500
    5,300,000   B-        Magellan Health Services, 9.000% due 2/15/08                           4,703,750
    1,500,000   B-        Mariner Post-Acute Network, Series B, 9.500% due 11/1/07               1,162,500

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING#                               SECURITY                                   VALUE
==========================================================================================================
Healthcare -- 2.2% (continued)
                          Sun Healthcare Group Inc.:
$   1,400,000   B2*         Series B, 9.500% due 7/1/07                                        $ 1,078,000
    2,000,000   B2*         9.375% due 5/1/08@                                                   1,520,000
----------------------------------------------------------------------------------------------------------
                                                                                                21,149,500
----------------------------------------------------------------------------------------------------------
Hotel, Casinos and Gaming -- 0.6%
      105,000   BB+       Circus Circus Enterprises, 9.250% due 12/1/05                            106,575
    2,500,000   B-        Courtyard by Marriott, Series B, 10.750% due 2/1/08                    2,575,000
    1,175,000   BB+       Harrahs Operating Inc., 7.875% due 12/15/05                            1,189,688
    1,000,000   BB+       Park Place Entertainment, 7.875% due 12/15/05@                         1,005,000
                          Station Casinos Inc.:
      250,000   B+          10.125% due 3/15/06                                                    265,000
      955,000   B+          8.875% due 12/1/08@                                                    981,263
----------------------------------------------------------------------------------------------------------
                                                                                                 6,122,526
----------------------------------------------------------------------------------------------------------
Industrial -- 2.2%
      250,000   B         AEP Industries Inc., 9.875% due 11/15/07                                 252,500
    1,000,000   BB        Allied Waste NA, 7.875% due 1/1/09@                                    1,032,500
    3,000,000   Baa2*     Black & Decker, 6.625% due 11/15/00                                    3,056,250
    2,500,000   A         Carnival Corp., 6.150% due 4/15/08                                     2,553,125
    2,000,000   A         Hasbro Inc., 6.600% due 7/15/28                                        2,075,000
      500,000   B3*       Interlake Corp., 12.125%, due 3/1/02                                     511,250
    2,500,000   BBB-      News America Holdings, 7.750% due 2/1/24                               2,793,750
    1,500,000   B         Outboard Marine Corp., 10.750% due 6/1/08@                             1,440,000
    2,500,000   BBB       Solutia Inc., 7.375% due 10/15/27                                      2,509,375
    2,500,000   A-        Tyco International Group., 6.125% due 6/15/01                          2,534,375
    2,500,000   BBB+      USA Waste Services, 6.500% due 12/15/02                                2,562,500
----------------------------------------------------------------------------------------------------------
                                                                                                21,320,625
----------------------------------------------------------------------------------------------------------
Insurance -- 0.4%
    2,000,000   AA        Mass Mutual Life, 7.625% due 11/15/23@                                 2,282,500
    1,750,000   BB+       SIG Capital Trust I, 9.500% due 8/15/27                                1,474,375
-----------------------------------------------------------------------------------------------------------
                                                                                                 3,756,875
----------------------------------------------------------------------------------------------------------
Leisure/Amusement -- 0.5%
      295,000   B         Carmike Cinema Inc., 9.375% due 2/1/09@                                  299,425
      375,000   B+        Intrawest Corp., 9.750% due 8/15/08@                                     383,437
    1,785,000   B         Regal Cinemas Inc., 9.500% due 6/1/08@                                 1,820,700
    2,500,000   B-        SFX Entertainment Inc., Series B, 9.125% due 2/1/08                    2,575,000
----------------------------------------------------------------------------------------------------------
                                                                                                 5,078,562
----------------------------------------------------------------------------------------------------------
Machinery -- 0.0%
      339,000   B-        Alvey Systems Inc., 11.375% due 1/31/03                                  347,475
----------------------------------------------------------------------------------------------------------
Metals/Mining -- 0.3%
    1,500,000   BBB+      Enron Corp., 6.450% due 11/15/01                                       1,533,750
    1,000,000   B-        Haynes International Inc., 11.625% due 9/1/04                            895,000
----------------------------------------------------------------------------------------------------------
                                                                                                 2,428,750
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING#                               SECURITY                                   VALUE
==========================================================================================================
Oil/Natural Gas -- 0.7%
$     930,000   B         Canadian Forest Oil Ltd., 8.750% due 9/15/07                          $  855,600
    3,000,000   B+        Clark USA Inc., Series B, 10.875% due 12/1/05                          2,760,000
    2,750,000   BB-       Ocean Energy Inc., 10.375% due 10/15/05                                2,887,500
----------------------------------------------------------------------------------------------------------
                                                                                                 6,503,100
----------------------------------------------------------------------------------------------------------
Oil Services -- 0.1%
      650,000   BB+       J. Ray McDermott SA, 9.375% due 7/15/06                                  692,250
----------------------------------------------------------------------------------------------------------
Packaging -- 0.2%
    1,000,000   B         Huntsman Packaging Corp., 9.125% due 10/1/07                           1,017,500
      505,000   B-        Tekni-Plex, Series B, 9.250% due 3/1/08                                  527,725
----------------------------------------------------------------------------------------------------------
                                                                                                 1,545,225
----------------------------------------------------------------------------------------------------------
Paper/Forest Products -- 0.3%
    1,325,000   BB        Malette Inc., 12.250% due 7/15/04                                      1,437,625
                          Riverwood International:
      340,000   CCC+        10.875% due 4/1/08                                                     309,400
      780,000   B-          10.650% due 8/1/07                                                     793,650
----------------------------------------------------------------------------------------------------------
                                                                                                 2,540,675
----------------------------------------------------------------------------------------------------------
Personal Care Products/Cosmetics -- 0.2%
    2,750,000   B-        Revlon Consumer Products, 8.625% due 2/1/08                            2,461,250
----------------------------------------------------------------------------------------------------------
Publishing -- 0.1%
      900,000   B+        Mail-well Corp., 8.750% due 12/15/08@                                    920,250
----------------------------------------------------------------------------------------------------------
Real Estate Development/REITs -- 0.5%
                          HMH Properties:
      460,000   BB          Series A, 7.875% due 8/1/05                                            451,950
    2,545,000   BB          Series B, 7.875% due 8/1/08                                          2,475,013
    1,830,000   BB          Series C, 8.450% due 12/1/08                                         1,834,575
      320,000   Baa3*     Trizec Finance Ltd., 10.875% due 10/15/05                                352,000
----------------------------------------------------------------------------------------------------------
                                                                                                 5,113,538
----------------------------------------------------------------------------------------------------------
Retail -- 1.3%
      500,000   B-        Advance Holding Corp., step bond to yield 12.592% due 4/15/09            300,000
    2,000,000   B-        Advance Stores Co. Inc., Series B, 10.250% due 4/15/08                 2,030,000
    2,500,000   A-        Autozone Inc., 6.500% due 7/15/08                                      2,562,500
    2,000,000   A-        Dayton Hudson Corp., 6.750% due 1/1/28                                 2,120,000
      865,000   BB        DR Structured Finance, Series A-2, 8.375% due 8/15/15                    886,071
    2,000,000   BBB+      Rite Aid Corp., 7.125% due 1/15/07                                     2,150,000
    2,500,000   Baa2*     Staples Inc., 7.125% due 8/15/07                                       2,625,000
----------------------------------------------------------------------------------------------------------
                                                                                                12,673,571
----------------------------------------------------------------------------------------------------------
Telecommunications -- 7.4%
    2,500,000   BBB+      Airtouch Communications, 6.650% due 5/1/08                             2,681,250
    1,010,000   CCC+      Centennial Cellular, 10.750% due 12/15/08@                             1,073,125
    4,000,000   B3*       Clearnet Communications, step bond to yield 12.020% due 12/15/05       3,500,000
    4,785,000   B1*       Colt Telecom Group PLC, 7.625% due 7/31/08                             2,806,206
    1,375,000   B-        Dolphin Telecomm PLC, step bond to yield 11.666% due 6/1/08              605,000
    3,775,000   NR        E. Spire Communications, step bond to yield 10.987% due 7/1/08         1,321,250
                          Esprit Telecom Group PLC:
    1,500,000   B-          11.500% due 12/15/07                                                 1,578,750
      750,000   B-          10.875% due 6/15/08                                                    768,750
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING#                               SECURITY                                   VALUE
==========================================================================================================
Telecommunications -- 7.4% (continued)
$   2,375,000   NR        Facilicom International, Series B, 10.500% due 1/15/08               $ 1,923,750
                          Hermes Europe Railtel BV:
    2,250,000   B           11.500% due 8/15/07                                                  2,452,500
      600,000   B           10.375% due 1/15/09@+                                                  637,500
                          Impsat Corp:
      250,000   BB-         12.125% due 7/15/03                                                    211,250
    1,250,000   B+          12.375% due 6/15/08                                                  1,025,000
    4,000,000   B         Intermedia Comm of Florida, step bond to yield 10.086% due 5/15/06     3,220,000
    4,340,000   B-        Iridium LLC/Capital Corp., 14.000% due 7/15/05                         4,123,000
      525,000   B         Level 3 Communications, 9.125% due 5/1/08                                525,000
    2,045,000   B         Metromedia Fiber Network, 10.000% due 11/15/08@                        2,167,700
                          Metronet Communications:
    4,850,000   B           Step bond to yield 10.149% due 6/15/08                               3,261,625
    2,205,000   B           12.000% due 8/15/07                                                  2,458,575
      895,000   B           10.625% due 11/1/08                                                    948,700
    4,350,000   B-        Millicom International Cellular, step bond to yield 12.605% due 6/1/06 3,132,000
      985,000   B2*       Nextel Communications, step bond to yield 11.247% due 9/15/07            677,188
    4,000,000   B         Nextlink Communications, 12.500% due 4/15/06                           4,400,000
    2,640,000   Ba3*      Orange PLC, 8.000% due 8/1/08                                          2,752,200
    2,500,000   A-        Panamsat Corp., 6.000% due 1/15/03                                     2,509,375
    2,000,000   B-        Primus Telecomm Group, 11.750% due 8/1/04                              2,070,000
                          Psinet Inc:
    1,500,000   B-          Series B, 10.000% due 2/15/05                                        1,567,500
    2,300,000   B-          11.500% due 11/1/08@                                                 2,489,750
    1,950,000   NR        Splitrock Services Inc., Series B, 11.750% due 7/15/08                 1,755,000
    2,500,000   AA-       Tele-Communication Inc., 7.250% due 8/1/05                             2,709,375
    2,500,000   BBB       Telephone and Data Systems, 7.000% due 8/1/06                          2,609,375
    1,800,000   CCC+      Telesystem International Wireless, step bond to yield 11.335%
                            due 11/1/07                                                            675,000
    2,875,000   CCC+      Telesystem International Wireless, Series B, step bond to yield
                            11.768% due 6/30/07                                                  1,322,500
                          Verio Inc:
      695,000   B-          10.375% due 4/1/05                                                     708,900
    1,915,000   B-          11.250% due 12/1/08@                                                 2,053,837
    1,655,000   NR        Versatel Telecom BV., 13.250% due 5/15/08                              1,729,475
    1,065,000   Caa1*     Viatel Inc., 11.250% due 4/15/08                                       1,075,650
    1,830,000   NR        Wam!Net Inc., Series B, step bond to yield 12.590% due 3/1/05            915,000
----------------------------------------------------------------------------------------------------------
                                                                                                72,441,056
----------------------------------------------------------------------------------------------------------
Textiles/Apparel -- 0.0%
      700,000   B         Texon International PLC, 10.000% due 2/1/08                              357,682
----------------------------------------------------------------------------------------------------------
Transportation -- 0.9%
    3,000,000   BBB+      Norfolk Southern Corp., 7.875% due 2/15/04                             3,300,000
      325,000   B+        Stena Line AB, 10.625% due 6/1/08                                        282,750
    1,450,000   B+        TBS Shipping International Ltd., 10.000% due 5/1/05                      623,500
                          Union Pacific:
    2,000,000   BBB-        7.875% due 2/15/02                                                   2,095,000
    2,500,000   BBB         7.150% due 5/15/28                                                   2,331,250
----------------------------------------------------------------------------------------------------------
                                                                                                 8,632,500
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT      RATING#                               SECURITY                                   VALUE
==========================================================================================================
Utilities -- 1.1%
                          AES Corp.:
$     500,000   Ba1*        10.250% due 7/15/06                                               $    533,750
    3,675,000   Ba1*        8.500% due 11/1/07                                                   3,693,375
                          Calpine Corp.:
    2,000,000   Ba2*        10.500% due 5/15/06                                                  2,210,000
    2,000,000   Ba2*        8.750% due 7/15/07                                                   2,105,000
    1,140,000   BB        CMS Energy Corp., 7.500% due 1/15/09                                   1,164,225
                          Niagara Mohawk Power Corp.:
      500,000   BB+         Series G, 7.750% due 10/1/08                                           559,375
    1,000,000   BB+         Series H, step bond to yield 8.398% due 7/1/10                         795,000
----------------------------------------------------------------------------------------------------------
                                                                                                11,060,725
----------------------------------------------------------------------------------------------------------
                          TOTAL CORPORATE BONDS AND NOTES
                          (Cost -- $321,137,554)                                               314,596,331
==========================================================================================================

       SHARES             SECURITY                                                                   VALUE
==========================================================================================================
WARRANTS -- 0.0%
        1,950             SplitRock Service, Expire 7/15/08++                                       21,450
        1,655             Versatel Telecommunications, Expire 5/15/08++                             16,550
       10,980             Wam!Net Inc., Expire 3/1/05++                                             87,840
==========================================================================================================
                          TOTAL WARRANTS
                          (Cost -- $91,926)                                                        125,840
==========================================================================================================
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $860,429,731**)                                            $972,129,363
==========================================================================================================

+     All or a portion of this security is on loan (See Note 5).

++    Non-income producing security.

@ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

# All ratings are by Standard & Poor's Ratings Service with the exception of those identified by an asterisk (*), which are rated by Moody's Investor Services, Inc.

**    Aggregate cost for Federal income tax purposes is substantially the same.

See page 17 for definition of ratings.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AAA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B    -- Bonds rated "BB" and "B" are regarded, on balance, as
and CCC predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investor Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aaa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa       -- Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered to be medium grade obligations;
            that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa      -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.

--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    17

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $860,429,731)                                            $ 972,129,363
     Collateral for securities on loan (Note 5)                                                 43,834,600
     Receivable for securities sold                                                              2,049,801
     Receivable for Fund shares sold                                                               203,191
     Dividends and interest receivable                                                           7,743,667
     Receivable for open forward foreign currency contracts (Note 8)                                11,814
----------------------------------------------------------------------------------------------------------
     Total Assets                                                                            1,025,972,436
----------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 5)                                                    43,834,600
     Payable to bank                                                                             8,248,250
     Payable for securities purchased                                                            7,689,450
     Investment advisory fees payable                                                              321,448
     Administration fees payable                                                                   142,562
     Payable for Fund shares purchased                                                              80,155
     Distribution fees payable                                                                      26,555
     Accrued expenses                                                                              290,405
----------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                          60,633,425
----------------------------------------------------------------------------------------------------------
Total Net Assets                                                                            $  965,339,011
==========================================================================================================
NET ASSETS:
     Par value of shares of beneficial interest                                             $       69,459
     Capital paid in excess of par value                                                       849,381,430
     Undistributed net investment income                                                         2,047,373
     Accumulated net realized gain from security transactions and foreign currencies             2,132,754
     Net unrealized appreciation of investments and foreign currencies                         111,707,995
----------------------------------------------------------------------------------------------------------
Total Net Assets                                                                            $  965,339,011
==========================================================================================================
Shares Outstanding:
     Class A                                                                                    20,736,990
     -----------------------------------------------------------------------------------------------------
     Class B                                                                                    47,969,509
     -----------------------------------------------------------------------------------------------------
     Class L                                                                                       243,184
     -----------------------------------------------------------------------------------------------------
     Class O                                                                                       509,811
     -----------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                                 $13.93
     -----------------------------------------------------------------------------------------------------
     Class B *                                                                                      $13.89
     -----------------------------------------------------------------------------------------------------
     Class L **                                                                                     $13.91
     -----------------------------------------------------------------------------------------------------
     Class O **                                                                                     $13.90
     -----------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)                              $14.66
     -----------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                              $14.05
     =====================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)    For the Six Months Ended January 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                      $ 15,611,891
     Dividends                                                        4,216,692
--------------------------------------------------------------------------------
     Total Investment Income                                         19,828,583
--------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                       2,838,873
     Investment advisory fees (Note 2)                                2,125,984
     Administration fees (Note 2)                                       944,882
     Shareholder and system servicing fees                              468,437
     Shareholder communications                                          93,040
     Registration fees                                                   52,782
     Audit and legal                                                     20,315
     Custody                                                             20,972
     Trustees' fees                                                       7,480
     Pricing service fees                                                 7,488
     Other                                                                  716
--------------------------------------------------------------------------------
     Total Expenses                                                   6,580,969
--------------------------------------------------------------------------------
Net Investment Income                                                13,247,614
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 8):
     Realized Gain (Loss) From:
       Security transactions (excluding short-term securities)        2,809,601
       Foreign currency transactions                                   (102,682)
--------------------------------------------------------------------------------
     Net Realized Gain                                                2,706,919
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments
     and Foreign Currencies:
       Beginning of period                                           32,931,647
       End of period                                                111,707,995
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                         78,776,348
--------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                       81,483,267
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 94,730,881
================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    19

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Year Ended July 31, 1998

                                                                 1999               1998
=============================================================================================
OPERATIONS:
     Net investment income                                $    13,247,614    $    45,244,177
     Net realized gain                                          2,706,919        253,609,314
     Increase (decrease) in net unrealized appreciation        78,776,348       (125,861,240)
---------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                    94,730,881        172,992,251
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                    (11,175,528)       (44,867,630)
     Net realized gains                                      (222,778,798)       (56,366,253)
---------------------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders                         (233,954,326)      (101,233,883)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
     Net proceeds from sales                                   44,264,896         94,564,340
     Net asset value of shares issued for
       reinvestment of dividends                              191,499,283         79,782,511
     Cost of shares reacquired                               (171,225,904)      (453,502,479)
---------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Fund Share Transactions                                 64,538,275       (279,155,628)
---------------------------------------------------------------------------------------------
Decrease in Net Assets                                        (74,685,170)      (207,397,260)

NET ASSETS:
     Beginning of period                                    1,040,024,181      1,247,421,441
---------------------------------------------------------------------------------------------
     End of period*                                       $   965,339,011    $ 1,040,024,181
=============================================================================================
* Includes undistributed net investment income of:        $     2,047,373    $        73,401
=============================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Balanced Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the Fund and seven other separate investment funds: Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund, Smith Barney Exchange Reserve Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are recorded on the identified cost basis; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and
(j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market risk.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Trust. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net asset. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

On October 8, 1998, CFBDS, Inc., became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended January 31, 1999, SSB received brokerage commissions of $6,600 and sales charges of $102,000 and $19,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                                   Class B               Class O
================================================================================
CDSCs                                             $342,000              $  1,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were as follows:

                                                                    Distribution
                                                                      Plan Fees
================================================================================
Class A                                                               $  333,612
--------------------------------------------------------------------------------
Class B                                                                2,470,959
--------------------------------------------------------------------------------
Class L                                                                    9,057
--------------------------------------------------------------------------------
Class O                                                                   25,245
================================================================================

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $310,869,194
--------------------------------------------------------------------------------
Sales                                                                415,400,570
================================================================================

At January 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:

================================================================================
Gross unrealized appreciation                                     $ 142,860,969
Gross unrealized depreciation                                       (31,161,337)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 111,699,632
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At January 31, 1999, the Fund loaned common stocks having a value of approximately $42,834,996 and holds the following collateral for loaned securities:

Security Description                                                      Value
================================================================================
Time Deposits:
  Bank of Brussels Lambert, 4.843% due 2/1/99                     $  20,065,289
  Deutsche Bank London, 4.843% due 2/1/99                            14,781,600
  Bank of Montreal, 4.812% due 2/1/99                                 4,069,846
  Societe Generale, 4.750% due 2/1/99                                 4,917,865
-------------------------------------------------------------------------------
Total                                                             $  43,834,600
================================================================================

Interest income earned by the Fund from securities loaned for the six months ended January 31, 1999 was $55,738.

6. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 1999, the Fund had no open purchased call or put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the year ended January 31, 1999, the Fund did not write any options.

7. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the

--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At January 31, 1999, the Fund had no open futures contracts.

8. Forward Foreign Currency Contracts

At January 31, 1999, the Fund had forward foreign currency contracts open as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain on the contracts reflected in the accompanying financial statements were as follows:

                                        Local              Market           Settlement         Unrealized
Foreign Currency                      Currency              Value              Date               Gain
=========================================================================================================
German Mark                            606,472            $352,696            3/3/99             $11,814
=========================================================================================================

9. Shares of Beneficial Interest

At January 31, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, specifically related to the distribution of its share.

At January 31, 1999, total paid-in capital amounted to the following for each class:

                                                Class A           Class B          Class L          Class O
============================================================================================================
Total Paid-in Capital                        $277,443,777      $561,264,656      $3,334,176       $7,408,280
============================================================================================================

--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                         Six Months Ended                   Year Ended
                                         January 31, 1999                  July 31, 1998+
                                   ----------------------------     ----------------------------
                                     Shares           Amount           Shares           Amount
================================================================================================
Class A
Shares sold                         2,081,060    $  28,091,718        4,158,346    $  68,447,899
Shares issued on reinvestment       4,351,975       52,997,478        1,183,103       19,093,402
Shares reacquired                  (2,570,633)     (34,701,329)      (4,466,979)     (72,675,822)
------------------------------------------------------------------------------------------------
Net Increase                        3,862,402    $  46,387,867          874,470    $  14,865,479
================================================================================================
Class B
Shares sold                           955,908    $  12,652,274        1,252,896    $  20,430,852
Shares issued on reinvestment      11,044,531      133,902,686        3,656,015       58,779,979
Shares reacquired                  (8,874,486)    (120,188,839)     (21,346,134)    (345,126,976)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)             3,125,953    $  26,366,121      (16,437,223)   $(265,916,145)
================================================================================================
Class L
Shares sold                           235,002    $   3,130,010           29,433    $     498,115
Shares issued on reinvestment          21,709          265,180               22              371
Shares reacquired                     (42,975)        (559,389)              (7)            (111)
------------------------------------------------------------------------------------------------
Net Increase                          213,736    $   2,835,801           29,448    $     498,375
================================================================================================
Class O++
Shares sold                             2,765    $      37,048           94,371    $   1,556,344
Shares issued on reinvestment         129,202        1,567,282           44,849          722,317
Shares reacquired                    (157,609)      (2,236,524)        (207,817)      (3,407,687)
------------------------------------------------------------------------------------------------
Net Decrease                          (25,642)   $    (632,194)         (68,597)   $  (1,129,026)
================================================================================================
Class Y(1)
Shares sold                                --               --          129,563    $   2,010,810
Shares issued on reinvestment              27    $         332                8              132
Shares reacquired                        (118)          (1,535)      (1,715,009)     (27,257,942)
------------------------------------------------------------------------------------------------
Net Decrease                              (91)   $      (1,203)      (1,585,438)   $ (25,247,000)
================================================================================================
Class Z(2)
Shares sold                            26,802    $     353,846           99,768    $   1,620,320
Shares issued on reinvestment         225,868        2,766,325           73,490        1,186,310
Shares reacquired                    (989,658)     (13,538,288)        (314,158)      (5,033,941)
------------------------------------------------------------------------------------------------
Net Decrease                         (736,988)   $ (10,418,117)        (140,900)   $  (2,227,311)
================================================================================================

+ Transactions for Class L shares are for the period from June 15, 1998 (inception date) to July 31, 1998.

++    On June 12, 1998, Class C shares were renamed Class O shares.

(1)   At January 31, 1999, all Class Y shares were fully redeemed.

(2)   At January 31, 1999, all Class Z shares were fully redeemed.


--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    25

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class A Shares                                   1999(1)(2)        1998         1997         1996         1995         1994
============================================================================================================================
Net Asset Value, Beginning of Period           $16.52            $15.53       $14.51       $14.03       $13.28       $15.97
----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.21              0.70         0.80         0.83         0.85         0.56
   Net realized and unrealized gain (loss)       1.03              1.80         1.36         0.47         0.82        (1.92)
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.24              2.50         2.16         1.30         1.67        (1.36)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.17)            (0.68)       (0.82)       (0.82)       (0.82)       (0.83)
   Net realized gains                           (3.66)            (0.83)       (0.32)          --        (0.08)       (0.50)
   Capital                                         --                --           --           --        (0.02)          --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (3.83)            (1.51)       (1.14)       (0.82)       (0.92)       (1.33)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $13.93            $16.52       $15.53       $14.51       $14.03       $13.28
----------------------------------------------------------------------------------------------------------------------------
Total Return                                    11.22%++          16.70%       15.48%        9.21%       13.24%       (8.99)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)             $289              $279         $248         $266         $169          $41
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.06%+            1.05%        1.06%        1.04%        1.07%        1.07%
   Net investment income                         3.13+             4.29         5.29         5.55         6.36         5.54
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            33%              110%          45%          58%          36%          28%
============================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.

--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class B Shares                                   1999(1)(2)        1998         1997         1996         1995         1994
=============================================================================================================================
Net Asset Value, Beginning of Period                $16.49        $15.52      $14.51      $14.02        $13.28        $15.97
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                               0.18          0.62        0.73        0.77          0.78          0.75
  Net realized and unrealized gain (loss)             1.03          1.80        1.35        0.47          0.82         (2.19)
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   1.21          2.42        2.08        1.24          1.60         (1.44)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.15)        (0.62)      (0.75)      (0.75)        (0.76)        (0.75)
  Net realized gains                                 (3.66)        (0.83)      (0.32)         --         (0.08)        (0.50)
  Capital                                               --            --          --          --         (0.02)           --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (3.81)        (1.45)      (1.07)      (0.75)        (0.86)        (1.25)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $13.89        $16.49      $15.52      $14.51        $14.02        $13.28
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                         10.99%++      16.17%      14.88%       8.78%        12.62%        (9.52)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                  $666          $740        $951      $1,310        $1,573        $1,823
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.54%+        1.52%       1.52%       1.55%         1.56%         1.54%
  Net investment income                               2.67+         3.87        4.85        5.13          5.82          5.07
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 33%          110%         45%         58%           36%           28%
=============================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class L Shares                                      1999(1)(2)         1998(3)
================================================================================
Net Asset Value, Beginning of Period                $16.52             $17.14
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                               0.15               0.02
  Net realized and unrealized gain (loss)             1.04              (0.41)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations                   1.19              (0.39)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.14)                --
  Net realized gains                                 (3.66)             (0.23)
--------------------------------------------------------------------------------
Total Distributions                                  (3.80)             (0.23)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $13.91             $16.52
--------------------------------------------------------------------------------
Total Return++                                       10.83%             (2.28)%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $3,382               $486
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                            1.76%              1.74%
  Net investment income                               2.27               2.51
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                 33%               110%
================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from June 15, 1998 (inception date) to July 31, 1998.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.

--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class O Shares                                     1999(1)(2)   1998(2)(3)    1997(2)      1996         1995(4)       1994
=============================================================================================================================
Net Asset Value, Beginning of Period                $16.50        $15.53      $14.51      $14.02        $13.28        $15.97
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                               0.19          0.64        0.73        0.77          0.78          0.73
  Net realized and unrealized gain (loss)             1.02          1.79        1.36        0.47          0.82         (2.17)
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   1.21          2.43        2.09        1.24          1.60         (1.44)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.15)        (0.63)      (0.75)      (0.75)        (0.76)        (0.75)
  Net realized gains                                 (3.66)        (0.83)      (0.32)         --         (0.08)        (0.50)
  Capital                                               --            --          --          --         (0.02)           --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (3.81)        (1.46)      (1.07)      (0.75)        (0.86)        (1.25)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $13.90        $16.50      $15.53      $14.51        $14.02        $13.28
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                         10.98%++      16.19%      15.01%       8.80%        12.62%        (9.52)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $7,085        $8,838      $9,381     $11,441        $3,925        $1,894
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.49%+        1.48%       1.47%       1.50%         1.51%         1.48%
  Net investment income                               2.73+         3.89        4.89        5.19          5.77          5.13
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 33%          110%         45%         58%           36%           28%
=============================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   On June 12, 1998, Class C shares were renamed Class O shares.

(4) On November 7, 1994, the former Class D shares were renamed Class C shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.

--------------------------------------------------------------------------------
Smith Barney Balanced Fund                                                    29

Smith Barney
Balanced Fund

Trustees

Lee Abraham
Allan J. Bloostein
Richard E. Hanson, Jr.
Heath B. McLendon

Officers

Heath B. McLendon
Chairman and Investment Officer

Lewis E. Daidone
Senior Vice President and Treasurer

John C. Bianchi
Vice President and Investment Officer

James E. Conroy
Vice President and Investment Officer

Charles P. Graves III
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investors Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Income Funds --Smith Barney Balanced Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SALOMON SMITH BARNEY
--------------------
    A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Balanced Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2175 3/99

                               [PHOTO]

                               Smith Barney
                               High Income
                               Fund

                               ------------------
                  [GRAHPIC]    SEMI-ANNUAL REPORT
                               ------------------

                               January 31, 1999

                     [LOGO]    Smith Barney Mutual Funds
                               Investing for your future.
                               Every day.(R)

Smith Barney
High Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney High Income Fund ("Fund") seeks high current income by investing in high-yielding corporate bonds, debentures and notes denominated in U.S. dollars or foreign currencies.

Smith Barney High Income Fund
Average Annual Total Returns
January 31, 1999

                                                  Without Sales Charges(1)
                                          --------------------------------------
                                          Class A      Class B        Class L
================================================================================
Six-Months+                               (3.01)%        (3.27)%        (3.24)%
--------------------------------------------------------------------------------
One-Year                                   0.22          (0.19)         (0.14)
--------------------------------------------------------------------------------
Five-Year                                  7.38           6.86            N/A
--------------------------------------------------------------------------------
Ten-Year                                    N/A           8.30            N/A
--------------------------------------------------------------------------------
Since Inception++                          9.85           8.64           9.48
================================================================================

                                                  With Sales Charges(2)
                                          --------------------------------------
                                          Class A      Class B        Class L
================================================================================
Six-Months+                               (7.35)%        (7.43)%        (5.13)%
--------------------------------------------------------------------------------
One-Year                                  (4.28)         (4.30)        (2.04)
--------------------------------------------------------------------------------
Five-Year                                  6.40           6.72            N/A
--------------------------------------------------------------------------------
Ten-Year                                    N/A           8.30            N/A
--------------------------------------------------------------------------------
Since Inception++                          9.05           8.64          9.23
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are November 6, 1992, September 2, 1986 and August 24, 1994, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

We viewed the third quarter 1998 correction in the high-yield bond market as a buying opportunity and carefully redeployed excess cash reserves into the market during that time. However, given the continued problems in Asia and Latin America, we remained underweighted in basic commodity industries such as steel, forest products, energy and petrochemicals, industries that continue to be negatively affected by worldwide deflationary trends.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                   Class A                SHIAX
                   Class B                SHIBX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ...................................................         1

Historical Performance ...............................................         4

Smith Barney High Income Fund
at a Glance ..........................................................         7

Schedule of Investments ..............................................         8

Statement of Assets and Liabilities ..................................        17

Statement of Operations ..............................................        18

Statements of Changes in Net Assets ..................................        19

Notes to Financial Statements ........................................        20

Financial Highlights .................................................        25

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

              [PHOTO]                 [PHOTO]

              HEATH B. MCLENDON       JOHN C. BIANCHI

              Chairman                 Vice President and
                                       Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney High Income Fund ("Fund") for the period ended January 31, 1999. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

A Style Pure Fund

The Fund is a Style Pure Fund. Style Pure Series mutual funds are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary market conditions, each Style Pure Series Fund is totally invested 100% of the time within its designated asset classes and its designated investment style.

Performance Update

For the period ended January 31, 1999, the Fund generated a total return of a negative 3.01% for Class A shares, excluding the effects of sales charges. In comparison, the average six-month total return for open-end high-yield funds as reported by Lipper Inc., a major independent fund performance tracking organization, was a negative 3.84%. While we were disappointed in our results over the past six months, our relatively more conservative investment approach did enable us to outperform our Lipper peer group average as the financial markets encountered considerable price volatility. We believe our general cautiousness remains warranted given the increasing uncertainty over future world economic growth and financial market performance.

In addition, during the past six months, the Fund paid income dividends totaling $0.51 for Class A shares. Based on a net asset value ("NAV") of $10.86 per share and a current monthly income dividend of $0.082 as of January 31, 1999, this equates to an annual distribution rate of 9.06%. Given our more conservative investment approach that emphasizes higher-quality issues with less yield, we slightly reduced the Fund's dividend in January. Given current market conditions, we believe that the Fund is now in a stronger position to weather any economic or market dislocations that may occur over the short term.

Market and Economic Overview

The high-yield bond market generated relatively weak results during the third quarter of 1998, underperforming all other domestic bond market sectors. By the end of September, the Federal Reserve Board ("Fed") began taking aggressive actions to restore investor confidence in the financial markets. The Fed had realized that the financial markets were beginning to freeze up with overall liquidity disappearing. Many companies were finding it increasingly more difficult to borrow money through the fixed income capital markets. Investors had become increasingly reluctant to invest in new bond issues, especially from companies that issue high yield bonds. Their fears were that an economic recession was becoming a more likely possibility given the increased turmoil in emerging market economies such as Korea, Russia and Indonesia.

--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                  1

Moreover, the Fed was also concerned that a worldwide credit crunch in the financial markets could throw the U.S. economy into a meaningful recession. By acting swiftly and lowering short-term interest rates three times, the Fed was able to stabilize U.S. financial markets and restore investor confidence.

As investors slowly became more comfortable with the economic outlook and the Fed's resolve to keep the economy out of a recession, the high-yield bond market stabilized and outperformed other types of U.S. bonds in the fourth quarter of 1998. However, because of lingering uncertainty over the economic outlook, the high-yield bond market is still trading at undervalued levels. We think that as more investors become convinced that the U.S. economy is still fundamentally sound, the high-yield bond market should continue to stabilize and prices should improve and high-yield bonds should do better than other kinds of domestic bonds.

Portfolio Strategy and Market Outlook

The Fund remains cautiously positioned with a heavy emphasis in better quality, intermediate maturity "B" and "BB" rated high-yield bonds. As of January 31, 1999, the Fund's average maturity was approximately 8.5 years. In addition, the Fund continued to emphasize telecommunications issues as well as cable and media issues.

We viewed the third quarter 1998 correction in the high-yield bond market as a buying opportunity and carefully redeployed excess cash reserves into the market during that time. However, given the continued problems in Asia and Latin America, we remained underweighted in basic commodity industries such as steel, forest products, energy and petrochemicals, industries that continue to be negatively affected by worldwide deflationary trends. (Deflation is when prices actually fall. Deflation should not be confused with disinflation, which is the slowing down of the rate at which prices increase.)

Conclusion

We believe that the financial markets will remain choppy as investors continue to sort out the potential negative impact on world economic growth from the large declines in both currencies and financial assets, particularly in the emerging markets of Asia and Latin America. We will therefore continue to be more selective in our investment strategy and we intend to maintain a meaningful percentage of stronger "BB"-rated issues in the Fund's portfolio.

We will also remain focused on companies that should be less vulnerable to the crisis in Asia as well as other emerging markets that are experiencing financial difficulties. We believe that economic growth could slow worldwide and general interest rates may still decline from current levels. If our expectations come true, better quality high-yield bonds should do better than other types of domestic bonds. And despite our general cautiousness, we will continue to take advantage of select high growth opportunities, especially in the telecommunications and media sectors as they become available.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

We encourage you to visit our Web site at www.smithbarney.com and we look forward to continuing to help you pursue your investment goals. Thank you for your investment in the Smith Barney High Income Fund.

Sincerely,


/s/ Heath B. McLendon               /s/ John C. Bianchi

Heath B. McLendon                   John C. Bianchi, CFA
Chairman and                        Vice President and
Chief Executive Officer             Investment Officer

February 22, 1999

--------------------------------------------------------------------------------
Top Ten Holdings*                                         As of January 31, 1999
--------------------------------------------------------------------------------

 1. Unisys Corp.                                                            3.5%
-------------------------------------------------------------------------------
 2. CSC Holdings Inc.                                                       3.1
-------------------------------------------------------------------------------
 3. United International Holdings Inc.                                      2.9
-------------------------------------------------------------------------------
 4. Magellan Health                                                         2.1
-------------------------------------------------------------------------------
 5. Integrated Health Services                                              1.9
-------------------------------------------------------------------------------
 6. HMH Properties Inc.                                                     1.9
-------------------------------------------------------------------------------
 7. ViaSystems Inc.                                                         1.6
-------------------------------------------------------------------------------
 8. ACE Corp.                                                               1.6
-------------------------------------------------------------------------------
 9. Clearnet Communications Inc.                                            1.5
-------------------------------------------------------------------------------
10. Millicom International Cellular SA                                      1.4
-------------------------------------------------------------------------------

* As a percentage of total corporate bonds and notes.

--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                  3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                           ------------------------
                           Beginning         End           Income       Capital Gain       Return       Total
Period Ended               of Period      of Period       Dividends     Distributions    of Capital   Returns(1)
================================================================================================================
1/31/99                       $11.74        $10.86           $0.51          $0.00          $0.00        (3.01)%+
----------------------------------------------------------------------------------------------------------------
7/31/98                        11.82         11.74            1.09           0.00           0.00         8.85
----------------------------------------------------------------------------------------------------------------
7/31/97                        10.98         11.82            1.08           0.00           0.00        18.31
----------------------------------------------------------------------------------------------------------------
7/31/96                        11.10         10.98            1.08           0.00           0.00         8.95
----------------------------------------------------------------------------------------------------------------
7/31/95                        11.16         11.10            1.05           0.00           0.07        10.28
----------------------------------------------------------------------------------------------------------------
7/31/94                        12.01         11.16            1.12           0.00           0.00         2.11
----------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93          11.03         12.01            0.86           0.00           0.00        17.29+
================================================================================================================
  Total                                                      $6.79          $0.00          $0.07
================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                            ------------------------
                            Beginning         End           Income     Capital Gain      Return        Total
Period Ended                of Period      of Period       Dividends   Distributions   of Capital    Returns(1)
===============================================================================================================
1/31/99                      $11.75         $10.87           $0.48         $0.00          $0.00        (3.27)%+
---------------------------------------------------------------------------------------------------------------
7/31/98                       11.83          11.75            1.03          0.00           0.00         8.34
---------------------------------------------------------------------------------------------------------------
7/31/97                       10.99          11.83            1.02          0.00           0.00        17.72
---------------------------------------------------------------------------------------------------------------
7/31/96                       11.11          10.99            1.02          0.00           0.00         8.41
---------------------------------------------------------------------------------------------------------------
7/31/95                       11.16          11.11            0.99          0.00           0.07         9.77
---------------------------------------------------------------------------------------------------------------
7/31/94                       12.01          11.16            1.06          0.00           0.00         1.60
---------------------------------------------------------------------------------------------------------------
7/31/93                       11.15          12.01            1.10          0.00           0.00        18.55
---------------------------------------------------------------------------------------------------------------
7/31/92                       10.05          11.15            1.11          0.00           0.06        23.86
---------------------------------------------------------------------------------------------------------------
7/31/91                       10.59          10.05            1.27          0.00           0.02         8.82
---------------------------------------------------------------------------------------------------------------
7/31/90                       13.36          10.59            1.61          0.00           0.01         (8.66)
---------------------------------------------------------------------------------------------------------------
7/31/89                       14.01          13.36            1.53          0.00           0.00         6.60
===============================================================================================================
  Total                                                     $12.22         $0.00          $0.16
===============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                            ------------------------
                            Beginning         End           Income     Capital Gain      Return         Total
Period Ended                of Period      of Period       Dividends   Distributions   of Capital     Returns(1)
===============================================================================================================
1/31/99                       $11.76        $10.88           $0.49         $0.00          $0.00        (3.24)%+
---------------------------------------------------------------------------------------------------------------
7/31/98                        11.84         11.76            1.04          0.00           0.00         8.38
---------------------------------------------------------------------------------------------------------------
7/31/97                        11.00         11.84            1.03          0.00           0.00        17.77
---------------------------------------------------------------------------------------------------------------
7/31/96                        11.11         11.00            1.03          0.00           0.00         8.56
---------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/95          10.90         11.11            0.90          0.00           0.07        11.50+
===============================================================================================================
  Total                                                      $4.49         $0.00          $0.07
===============================================================================================================


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                              ------------------------
                              Beginning         End         Income      Capital Gain     Return        Total
Period Ended                  of Period      of Period     Dividends    Distributions  of Capital    Returns(1)
===============================================================================================================
1/31/99                        $11.77         $10.89         $0.53         $0.00          $0.00        (2.86)%+
---------------------------------------------------------------------------------------------------------------
7/31/98                         11.84          11.77          1.11          0.00           0.00         9.18
---------------------------------------------------------------------------------------------------------------
7/31/97                         10.99          11.84          1.11          0.00           0.00        18.68
---------------------------------------------------------------------------------------------------------------
7/31/96                         11.10          10.99          0.92          0.00           0.00         9.32
---------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/95           10.88          11.10          0.03          0.00           0.07         2.91+
===============================================================================================================
  Total                                                      $3.70         $0.00          $0.07
===============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                              ------------------------
                              Beginning         End         Income      Capital Gain     Return       Total
Period Ended                  of Period      of Period     Dividends    Distributions  of Capital  Returns(1)
===============================================================================================================
1/31/99                        $11.74         $10.85         $0.53         $0.00          $0.00        (2.97)%+
---------------------------------------------------------------------------------------------------------------
7/31/98                         11.80          11.74          1.11          0.00           0.00         9.33
---------------------------------------------------------------------------------------------------------------
7/31/97                         10.99          11.80          1.11          0.00           0.00        18.29
---------------------------------------------------------------------------------------------------------------
7/31/96                         11.09          10.99          1.11          0.00           0.00         9.42
---------------------------------------------------------------------------------------------------------------
7/31/95                         11.16          11.09          1.08          0.00           0.07        10.55
---------------------------------------------------------------------------------------------------------------
7/31/94                         12.01          11.16          1.15          0.00           0.00         2.37
---------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93           11.03          12.01          0.88          0.00           0.00        17.47+
===============================================================================================================
  Total                                                      $6.97         $0.00          $0.07
===============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                                  Without Sales Charge(1)
                                            -------------------------------------------------------------------
                                            Class A         Class B       Class L        Class Y       Class Z
===============================================================================================================
Six Months Ended 1/31/99+                    (3.01)%        (3.27)%       (3.24)%        (2.86)%        (2.97)%
---------------------------------------------------------------------------------------------------------------
Year Ended 1/31/99                            0.22          (0.19)        (0.14)          0.57           0.92
---------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/99                      7.38           6.86           N/A            N/A           7.66
---------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/99                        N/A           8.30           N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------
Inception* through 1/31/99                    9.85           8.64          9.48           8.46          10.13
===============================================================================================================

                                                                   With Sales Charge(2)
                                            -------------------------------------------------------------------
                                            Class A         Class B       Class L        Class Y        Class Z
===============================================================================================================
Six Months Ended 1/31/99+                    (7.35)%        (7.43)%       (5.13)%        (2.86)%        (2.97)%
---------------------------------------------------------------------------------------------------------------
Year Ended 1/31/99                           (4.28)         (4.30)        (2.04)          0.57           0.92
---------------------------------------------------------------------------------------------------------------
Five Years Ended 1/31/99                      6.40           6.72           N/A            N/A           7.66
---------------------------------------------------------------------------------------------------------------
Ten Years Ended 1/31/99                        N/A           8.30           N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------
Inception* through 1/31/99                    9.05           8.64          9.23           8.46          10.13
===============================================================================================================


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                  5

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                                              Without Sales Charge(1)
===============================================================================================================
Class A (Inception* through 1/31/99)                                                   79.73%
---------------------------------------------------------------------------------------------------------------
Class B (1/31/89 through 1/31/99)                                                     121.93
---------------------------------------------------------------------------------------------------------------
Class L (Inception* through 1/31/99)                                                   49.49
---------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 1/31/99)                                                   27.48++
---------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 1/31/99)                                                   82.54
===============================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC occurs. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ For the purpose of calculating Class Y shares' cumulative total return, an inception date of February 5, 1996 is recognized.

* Inception dates for Class A, B, L, Y and Z shares are November 6, 1992, September 2, 1986, August 24, 1994, April 28, 1995 and November 6, 1992, respectively.

--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney High Income Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the Smith Barney High Income Fund vs. Salomon Smith Barney High-Yield Market (7-10 year) Index+

                          January 1989 -- January 1999

                                    [GRAPHIC]

                                          Smith Barney High
                                             Income Fund           Salomon Bros

January 1989                                   10,000                  10,000
July 1989                                       9,905                  10,529
July 1990                                       9,158                  10,053
July 1991                                      10,060                   9,248
July 1992                                      12,550                  13,390
July 1993                                      14,878                  15,673
July 1994                                      15,116                  18,264
July 1995                                      16,593                  17,785
July 1996                                      17,988                  21,339
July 1997                                      21,177                  23,812
July 1998                                      22,943                  27,357
January 1999                                   22,193                  27,334

+ Hypothetical illustration of $10,000 invested in Class B shares on January 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1999. The Salomon Smith Barney High-Yield Market (7-10 year) Index includes cash-pay and deferred-interest bonds with a remaining maturity of at least seven years, but less than ten years. This index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------
                                    [GRAPHIC]
Broadcasting                                                              12.7%
Cellular and Other Wireless                                                8.5%
Diversified Conglomerates Services                                         2.5%
Diversified Conglomerate/Manufacturing                                     3.5%
Electric/Utilities                                                         4.8%
Electronic/Computers                                                       6.9%
Food and Beverages                                                         3.2%
Healthcare                                                                 9.2%
Hotel, Casinos and Gaming                                                  4.5%
Telephone/Communications                                                  19.4%
Other                                                                     24.8%
--------------------------------------------------------------------------------
*  As a percentage of total corporate bonds and notes.

Investment Breakdown
--------------------------------------------------------------------------------
                                    [GRAPHIC]
Common Stock, Preferred Stock, Convertible Preferred Stock
  and Warrants                                                             2.8%
Cash Equivalent                                                            3.2%
Foreign Bonds                                                              3.7%
Corporate Bonds and Notes                                                 90.3%


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                  7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                             January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                             SECURITY                                    VALUE
============================================================================================================
CORPORATE BONDS AND NOTES -- 90.3%
Aerospace and Defense -- 0.3%
$   5,325,000   B1       BE Aerospace, Sr. Sub. Notes, 9.500% due 11/1/08(b)                    $ 5,631,189
------------------------------------------------------------------------------------------------------------
Airlines -- 0.5%
    4,240,000   Ba2*     Continental Airlines, Notes, 8.000% due 12/15/05                         4,234,700
    4,980,000   B+       Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09(b)                      5,042,250
------------------------------------------------------------------------------------------------------------
                                                                                                  9,276,950
------------------------------------------------------------------------------------------------------------
Airplanes -- 1.2%
   19,025,000   Ba2*     Airplanes Pass-Through Trust, Corporate Collateralized Mortgage
                           Obligation, Series D, 10.875% due 3/15/19                             20,200,935
------------------------------------------------------------------------------------------------------------
Automobile/Autoparts -- 2.1%
   16,815,000   B+       Breed Technologies, 9.250% due 4/15/08(b)                               11,434,200
   20,720,000   B1*      Exide Corp., Sr. Notes, 10.000% due 4/15/05                             20,771,800
    2,675,000   Ba3*     Westinghouse Air, Sr. Notes, 9.375% due 6/15/05                          2,782,000
------------------------------------------------------------------------------------------------------------
                                                                                                 34,988,000
------------------------------------------------------------------------------------------------------------
Broadcasting -- 11.5%
    4,830,000   B-       Capstar Broadcasting, Sr. Discount Notes, step bond to yield
                           10.944% due 2/1/09                                                     4,105,500
   10,300,000   BB-      Century Communications Inc., Sr. Notes, 8.750% due 10/1/07              11,407,250
    7,835,000   B1*      Chancellor Media, Sr. Sub Notes, 9.000% due 10/1/08                      8,001,494
    5,035,000   B-       Citadel Broadcast, Sr. Sub Notes, 9.250% due 11/15/08                    5,412,625
    3,995,000   B-       Citadel Broadcasting, Sr. Sub. Notes, 10.250% due 7/1/07                 4,404,489
   12,025,000   B2*      Comcast UK Cable, Sr. Discount Debentures, step bond to yield
                           11.481% due 11/15/07                                                  10,582,000
                         CSC Holdings Inc.:
    2,270,000   BB+        Sr. Unsecured Debentures, 7.875% due 2/15/18                           2,423,225
   18,483,000   BB-        Sr. Sub. Notes, 9.875% due 2/15/13(c)                                 20,747,179
   14,430,000   BB-        Sr. Sub. Notes, 10.500% due 5/15/16                                   17,279,939
    4,975,000   BB-        Sr. Sub. Notes, 9.875% due 4/1/23                                      5,584,449
    2,000,000   BB+        7.625% due 7/15/18                                                     2,085,000
                         NTL Inc. Sr. Notes:
   12,395,000   B-         Step bond to yield 12.375% due 10/1/08                                 8,676,500
    5,000,000   B-         11.500% due 10/1/08                                                    5,737,500
                         Roger Cablesystems Inc.:
      451,000   BB+        Sr. Notes, 10.000% due 3/15/05                                           520,905
   12,750,000   BB+        Sr. Secured Debenture, 10.000% due 12/1/07                            14,598,750
   12,490,000   BB-        Sr. Sub. Debenture, 11.000% due 12/1/15                               14,925,550
    4,000,000   BB-      Rogers Communications, Sr. Notes, 9.125% due 1/15/06                     4,210,000
    6,625,000   CCC+     Telemundo Holdings, Sr. Discount Notes, 10.500% due 8/15/08              3,809,379
                         TV Azteca SA:
    1,550,000   B+         Guaranteed Sr. Notes, 10.500% due 2/15/07                              1,240,000
    6,350,000   B+         Sr. Notes, 10.125% due 2/15/04                                         5,270,500
   66,455,000   B        United International Holdings Inc., Sr. Discount Notes, step
                           bond to yield 11.026% due 2/15/08                                     44,192,579
------------------------------------------------------------------------------------------------------------
                                                                                                195,214,813
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                             SECURITY                                    VALUE
============================================================================================================
Building/Construction -- 1.8%
                         Building Material Corp., Sr. Notes:
$   4,000,000   BB         Step bond to yield 9.922% due 7/15/05                                $ 3,960,000
    3,800,000   BB         9.922 due 7/1/04                                                       3,904,500
    5,440,000   BB         8.000% due 12/1/08                                                     5,480,800
    8,280,000   B        Columbus McKinnon Corp., Unsecured Sr. Sub. Notes, 8.500% due 4/1/08     7,886,700
                         Nortek Inc., Sr. Notes:
    1,500,000   B+         9.250% due 3/15/07                                                     1,552,500
    7,425,000   B+         9.125% due 9/1/07                                                      7,647,750
------------------------------------------------------------------------------------------------------------
                                                                                                 30,432,250
------------------------------------------------------------------------------------------------------------
Cellular and Other Wireless -- 7.7%
    1,000,000   Caa      Cellular Communications International Inc., Sub. Notes, 6.000%
                           due 4/1/05                                                             1,673,750
    8,095,000   CCC+     Centennial Cellular, Sr. Sub. Notes, 10.750%, due 12/15/08               8,600,939
   25,540,000   B3*      Clearnet Communications Inc., Sr. Discount Notes, step bond to yield
                           12.228% due 12/15/05                                                  22,347,500
   16,550,000   B-       Dolphin Telecom PLC, Sr. Discount Notes, step bond to yield
                           11.365 due 6/1/03                                                      7,282,000
   19,885,000   B-       Iridum LLC/Capital Corp., Company Guaranteed, 14.000% due 7/15/05       18,890,750
   29,950,000   B        Millicom International Cellular SA, Sr. Sub. Discount Notes, step bond
                           to yield 13.856% due 6/1/06                                           21,564,000
   14,200,000   Ba3*     Orange PLC, Sr. Notes, 8.000% due 8/1/08                                14,803,500
   10,475,000   B3*      Pagemart Nationwide Inc., Sr. Discount Notes, step bond to yield
                           12.930% due 2/1/05                                                     9,322,750
   17,825,000   NR       Pagemart Wireless Inc., Sr. Discount Notes, step bond to yield
                           11.250% due 2/1/08                                                     8,556,000
                         Telesystem International Wireless Inc., Sr. Discount Notes:
   28,750,000   CCC+       12.434% due 6/30/07                                                   13,225,000
   12,100,000   CCC+       11.178% due 11/1/07                                                    4,537,500
------------------------------------------------------------------------------------------------------------
                                                                                                130,803,689
------------------------------------------------------------------------------------------------------------
Chemicals -- 0.1%
    2,370,000   NR       Huntsman Corp., Sr. Sub. Notes, 9.500% due 7/1/07                        2,411,475
------------------------------------------------------------------------------------------------------------
Diversified Conglomerate Services -- 2.3%
    6,675,000   BB-      CIA Latino Americana, Company Guaranteed Notes,
                           11.625% due 6/1/04(b)                                                  4,205,250
    7,835,000   B        Group Maintenance America Corp, Sr. Sub. Notes, 9.750% due 1/15/09       8,030,875
    4,515,000   B+       Integrated Electrical Services, Sr. Sub. Notes, 9.375% due 2/1/09        4,639,173
    3,540,000   B        Nationsrent Inc., Sr. Sub. Notes, 10.375% due 12/15/08                   3,717,000
   10,450,000   B-       Outsourcing Solutions Inc., Sr. Sub Notes, 11.000% due 11/1/06          10,332,449
    7,240,000   BB-      United Rentals Inc., Sr. Sub Notes, 9.250% due 1/15/09                   7,384,800
------------------------------------------------------------------------------------------------------------
                                                                                                 38,309,547
------------------------------------------------------------------------------------------------------------
Diversified Conglomerate/Manufacturing -- 3.2%
      575,000   B-       Eagle-Picher Industries Inc., Sr. Sub. Notes, 9.375% due 3/1/08            553,439
                         Fisher Scientific International Inc., Sr. Sub. Notes,
   19,405,000   B-         9.000% due 2/1/08                                                     19,793,100
    5,100,000   B3*      Interlake Corp., Sr. Sub. Debentures, 12.125% due 3/1/02                 5,214,750
    7,950,000   B2*      Intertek Finance PLC, Sr. Sub. Notes, 10.250% due 11/1/06                7,393,500
   14,400,000   B        Outboard Marine Corp., Sr. Note, 10.750% due 6/1/08                     13,824,000
    7,440,000   B+       Park-Ohio Industries, Sr. Sub. Notes, 9.250% due 12/1/07                 7,588,800
------------------------------------------------------------------------------------------------------------
                                                                                                 54,367,589
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                  9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                             SECURITY                                    VALUE
============================================================================================================
Electric/Utilities -- 4.3%
                         ACE Corp., Sr. Sub. Notes:
$   4,775,000   Ba1*       10.250% due 7/15/06                                                  $ 5,097,320
   19,575,000   Ba1*       8.500% due 11/1/07                                                    19,672,875
                         Calpine Corp., Sr. Notes:
    9,085,000   BB-        10.500% due 5/15/06                                                   10,038,925
   10,405,000   BB-        8.750% due 7/15/07                                                    10,951,269
   21,000,000   BB       CMS Energy, Sr. Notes, 7.500% due 1/15/09                               23,205,000
    1,173,663   BB-      Midland Cogeneration Venture Ltd. Partnership, Midland Funding,
                           Sr. Secured Lease Bond, Series C, 10.330% due 7/23/00                  1,260,220
    1,840,665   BB-      Midland Cogeneration Venture, Sr. Secured Lease Obligation Bond,
                           10.330% due 7/23/02                                                    1,976,414
    1,900,000   Ba3*     Niagara Mohawk Power Corp., Sr. Discount Note, step bond to yield
                           8.237% due 7/1/10                                                      1,510,500
------------------------------------------------------------------------------------------------------------
                                                                                                 73,712,523
------------------------------------------------------------------------------------------------------------
Electronics/Computers -- 6.2%
    8,500,000   B3*      Axiohm Transaction Solution Inc., 9.750% due 10/1/07                     7,905,000
    6,763,000   B+       Celestica International Inc., Sr. Sub. Notes, 10.500% due 12/31/06       7,388,585
   12,265,000   B        Fairchild Semiconductor, Sr. Sub. Notes, 10.125% due 3/15/07            12,234,350
                         Unisys Corp., Sr. Notes:
   17,850,000   BB-        12.000% due 4/15/03                                                   19,925,070
   28,500,000   BB         11.750% due 10/15/04                                                  33,131,250
                         ViaSystems Inc., Sr. Sub. Notes:
    8,925,000   B-         9.750% due 6/1/07                                                      8,434,135
   17,440,000   B-         9.750% due 6/1/07                                                     16,480,800
------------------------------------------------------------------------------------------------------------
                                                                                                105,499,190
------------------------------------------------------------------------------------------------------------
Entertainment/Leisure -- 2.0%
    2,125,000   B        Carmike Cinemas, Sr. Sub Notes, 9.375% due 2/1/09                        2,156,879
    2,655,000   B+       Intrawest Corp., Sr. Notes, 9.750% due 8/15/08                           2,714,749
   11,705,000   B        Regal Cinemas Inc., Sr. Sub Notes, 9.500% due 6/1/08                    11,939,100
   17,050,000   B-       SFX Entertainment, Unsecured Sr. Sub. Notes, 9.125% due 2/1/08          17,561,500
------------------------------------------------------------------------------------------------------------
                                                                                                 34,372,228
------------------------------------------------------------------------------------------------------------
Finance -- 1.8%
                         Amresco Inc., Sr. Sub. Notes:
    3,300,000   CCC+       10.000% due 3/15/04                                                    2,673,000
    5,935,000   CCC+       9.875% due 3/15/05                                                     4,866,700
    7,500,000   NR       Ocwen Asset Investment, Sr. Notes, 11.500% due 7/1/05                    5,775,000
    8,100,000   B2*      Ocwen Capital Trust, Company Guaranteed, 10.875% due 8/1/27              6,257,260
    4,000,000   BB-      Ocwen Federal Bank, Sub. Debenture, 12.000% due 6/15/05                  3,720,000
    7,550,000   BB-      Ocwen Financial Corp., Notes, 11.875% due 10/1/03                        6,757,250
------------------------------------------------------------------------------------------------------------
                                                                                                 30,049,210
------------------------------------------------------------------------------------------------------------
Food and Beverages -- 2.9%
    6,950,000   B-       B&G Foods Inc., Company Guaranteed, 9.625% due 8/1/07                    6,741,500
   13,230,000   B2*      Carrols Corp., Sr. Sub Notes, 9.500% due 12/1/08                        13,461,529
   16,975,000   B2*      Imperial Holly Corp., Company Guaranteed, 9.750% due 12/15/07           17,059,875
   12,325,000   B2*      SC International Systems, Company Guaranteed, 9.250% due 9/1/07         12,479,073
------------------------------------------------------------------------------------------------------------
                                                                                                 49,741,977
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                             SECURITY                                    VALUE
============================================================================================================
Healthcare -- 8.3%
                         Columbia/HCA Services, Notes:
$   9,850,000   BBB        7.000% due 7/1/07                                                    $ 9,529,889
    2,500,000   BBB        7.250% due 5/20/08                                                     2,453,125
    2,250,000   BBB        8.700% due 2/10/10                                                     2,424,387
    4,000,000   BBB        6.630% due 7/15/45                                                     3,910,000
    6,450,000   Ba3*     Fresenius Medical Care, Company Guaranteed Notes, 7.875% due 2/1/08      6,450,000
    6,375,000   BBB+     Graphic Controls Corp., Sr. Sub. Notes, 12.000% due 9/15/05              7,339,229
   20,950,000   B2*      ICN Pharmaceuticals Inc., Sr. Notes, 9.250% due 8/15/05                 21,421,389
                         Integrated Health Services, Sr. Sub. Notes:
    9,775,000   B2*        9.500% due 9/15/07                                                     9,335,135
   21,125,000   B-         9.250% due 1/15/08                                                    20,147,969
   36,850,000   B-       Magellan Health Services, Sr. Sub. Notes, 9.000% due 2/15/08            32,704,379
   16,475,000   B-       Mariner Post-Acute, Sr. Sub. Notes, 9.500% due 11/1/07                  12,768,129
                         Sun Healthcare Group Inc., Sr. Sub. Notes:
    7,350,000   B2*        9.500% due 7/1/07                                                      5,659,500
    9,275,000   B2*        9.375% due 5/1/08                                                      7,049,000
------------------------------------------------------------------------------------------------------------
                                                                                                141,192,131
------------------------------------------------------------------------------------------------------------
Hotel, Casinos and Gaming -- 4.1%
      740,000   BB+      Circus Circus, Sr. Sub Notes, 9.250% due 12/1/05                           751,100
    6,300,000   B-       Courtyard by Marriott, Sr. Notes, 10.750% due 2/1/08                     6,489,000
    8,375,000   BB+      Harrahs Operating Co. Inc., Company Guaranteed Notes, 7.875%
                           due 12/15/05                                                           8,479,699
                         HMH Properties Inc.:
   11,575,000   BB         Sr. Notes, 8.450% due 12/1/08                                         11,603,949
   17,370,000   BB         7.875%, due 8/1/08                                                    16,892,329
    3,160,000   Ba2      HMH Properties, Company Guaranteed Notes, 7.875% due 8/1/05              3,104,700
    6,025,000   Ba1*     Mohegan Tribal Gaming, Sr. Notes, 13.500% due 11/15/02                   7,305,313
    7,000,000   BB+      Park Place Entertainment, 7.875% due 12/15/05                            7,035,000
                         Station Casinos, Sr. Sub Notes:
    1,755,000   B+         10.125% due 12/1/08                                                    1,860,300
    5,400,000   B+         8.875% due 12/1/08                                                     5,548,500
------------------------------------------------------------------------------------------------------------
                                                                                                 69,069,890
------------------------------------------------------------------------------------------------------------
Insurance -- 1.0%
   12,125,000   BB+      SIG Capital Trust, Company Guaranteed, 9.500% due 8/15/27               10,215,316
    6,700,000   BB-      Veritas Capital Trust, Company Guaranteed, 10.000% due 1/1/28            6,113,750
------------------------------------------------------------------------------------------------------------
                                                                                                 16,329,066
------------------------------------------------------------------------------------------------------------
Machinery -- 0.4%
    6,315,000   B-       Alvey Systems Inc., Sr. Sub. Notes, 11.375% due 1/31/03                  6,472,895
------------------------------------------------------------------------------------------------------------
Metal/Mining -- 0.5%
   10,040,000   B-       Haynes International Inc., Sr. Notes, 11.625% due 9/1/04                 8,985,800
------------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.3%
    4,400,000   B-       Oglebay Norton, Sr. Sub. Notes, 10.000% due 2/1/09                       4,290,000
------------------------------------------------------------------------------------------------------------
Oil and Gas -- 2.1%
   14,365,000   B+       Clark USA Inc., Sr. Notes, 10.875% due 12/1/05                          13,215,800
                         Ocean Energy Inc.:
    6,400,000   BB-        Company Guaranteed Notes, 9.750% due 10/1/06                           6,592,000
   11,225,000   BB-        Sr. Sub. Notes, 10.375% due 10/15/05                                  11,786,250
    4,525,000   B2*      Stone Energy Corp., Company Guaranteed, 8.750% due 9/15/07               4,411,876
------------------------------------------------------------------------------------------------------------
                                                                                                 36,005,926
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                             SECURITY                                    VALUE
------------------------------------------------------------------------------------------------------------
Oil Services -- 0.5%
$   7,600,000   B+       ICO Inc., Sr. Notes, 10.375% due 6/1/07                                $ 7,030,000
    1,850,000   BB+      J Ray McDermott SA, Sr. Sub. Notes, 9.375% due 7/15/06                   1,970,250
------------------------------------------------------------------------------------------------------------
                                                                                                  9,000,250
------------------------------------------------------------------------------------------------------------
Packaging/Containers -- 1.4%
    1,805,000   B        AEP Industries Inc., 9.875% due 11/15/07                                 1,823,050
    5,000,000   B        Bway Corp., Company Guaranteed Notes, 10.250% due 4/15/07                5,262,500
    5,300,000   B        Huntsman Packaging Corp., Company Guaranteed, 9.125% due 10/1/07         5,392,750
   10,500,000   B-       Tekni Plex Inc., Sr. Sub. Notes, 9.250% due 3/1/08                      10,972,500
------------------------------------------------------------------------------------------------------------
                                                                                                 23,450,800
------------------------------------------------------------------------------------------------------------
Paper/Forest Products/Printing -- 1.7%
    8,590,000   B        Ainsworth Lumber, Sr. Notes, 12.500% due 7/15/07                         8,568,538
    9,000,000   BB       Malette Inc., Sr. Notes, 12.250% due 7/15/04                             9,765,000
                         Riverwood International Corp.:
    5,485,000   B-         Company Guaranteed Notes, 10.625% due 8/1/07                           5,580,998
    1,170,000   CCC+       Sr. Sub Notes, 10.875% due 4/1/08                                      1,064,700
    2,840,000   B+       SD Warren Co., Sr. Sub. Notes, 12.000% due 12/15/04                      3,084,950
------------------------------------------------------------------------------------------------------------
                                                                                                 28,064,186
------------------------------------------------------------------------------------------------------------
Personal Care Products/Cosmetics -- 0.7%
   13,650,000   B-       Revlon Consumer Products, Sr. Sub. Notes, 8.625% due 2/1/08             12,216,750
------------------------------------------------------------------------------------------------------------
Pollution Control/Waste Removal -- 0.4%
    6,400,000   BB       Allied Waste, Sr. Unsecured Notes, 7.875% due 1/1/09(b)                  6,608,000
------------------------------------------------------------------------------------------------------------
Publishing -- 0.4%
    6,300,000   B+       Mail-Well Corp., Sr. Sub. Notes, 8.750% due 12/15/08                     6,441,750
------------------------------------------------------------------------------------------------------------
Real Estate Development/REITs -- 0.6%
    8,690,000   BB+      Trizec Finance, Sr. Notes, 10.875% due 10/15/05                          9,559,000
------------------------------------------------------------------------------------------------------------
Retail -- 1.5%
    8,500,000   B-       Advance Holding Corp., Debentures, 12.742% due 4/15/09                   5,100,000
   12,250,000   B-       Advance Stores Co., Company Guaranteed Notes, 10.250% due 4/15/08       12,433,766
    5,950,000   BB       DR Structured Finance, Pass Through Certificates, 8.750% due 8/15/15     6,094,959
    2,000,000   Ba2*     Nine West Group, Company Guaranteed Notes, 8.750% due 8/15/05            1,970,000
------------------------------------------------------------------------------------------------------------
                                                                                                 25,598,725
------------------------------------------------------------------------------------------------------------
Telephone/Communications -- 17.5%
                         E. Spire Communications Inc.:
   27,250,000   NR         Sr. Discount Notes, 10.901% due 7/1/08                                 9,537,500
    1,250,000   NR         Sr. Notes, 13.750% due 7/15/07                                         1,300,000
                         Esprit Telecom Group PLC, Sr. Notes:
    5,950,000   B-         11.500% due 12/15/07                                                   6,262,375
    1,900,000   B-         10.875% due 6/15/08                                                    1,947,500
   17,290,000   NR       Facilicom International Inc., Sr. Note, 10.500% due 1/15/08             14,004,900
                         Hermes Europe Railtel BV, Sr. Notes:
   14,775,000   B          11.500% due 8/15/07                                                   16,104,750
    4,200,000   B          10.375% due 1/15/09                                                    4,462,500
                         Impsat Corp., Sr. Notes:
    5,750,000   BB-        12.125% due 7/15/03                                                    4,858,750
    5,650,000   B+         12.380% due 6/15/08                                                    4,633,000
   15,300,000   B        Intermedia Communications of Florida, Sr. Discount Notes,
                           step bond to yield 11.752% due 5/15/06                                12,316,500

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                             SECURITY                                    VALUE
============================================================================================================
Telephone/Communications -- 17.5% (continued)
$   6,095,000   B        Level 3 Communications, Sr. Notes, 9.125% due 5/1/08                 $   6,095,000
   18,645,000   B        Metromedia Fiber, Sr. Notes, 10.000% due 11/15/08                       19,763,700
                         Metronet Communications:
    5,970,000   B          Sr. Discount Notes, 10.625% due 11/1/08                                6,328,200
   18,925,000   B          Sr. Notes, 12.000% due 8/15/07                                        21,101,375
   36,150,000   B          Sr. Sub Notes, 10.049% due 6/15/08                                    24,310,879
                         Nextel Communications Sr. Discount Notes:
    5,405,000   B2*        11.093% due 9/15/07                                                    3,715,942
    3,000,000   B2*        10.870% due 2/15/08                                                    1,935,000
   19,725,000   B        Nextlink Communications, Sr. Notes, 12.500% due 4/15/06                 21,697,500
   17,905,000   B-       Primus Telecomm Group, Sr. Notes, 11.750% due 8/1/04                    18,531,679
                         Psinit Inc., Sr. Notes:
   11,060,000   B-         10.000% due 2/15/05                                                   11,557,700
   11,265,000   B-         11.500% due 11/1/08                                                   12,194,369
                         RNC Corp.:
   10,185,000   B3*        Sr. Discount Notes, step bond to yield 10.931% due 10/15/07            5,958,229
    7,375,000   B3*        Sr. Notes, 10.000% due 10/15/07                                        7,043,129
                         Splitrock Services Inc.:
    9,105,000   NR         Company Guaranteed Notes, 11.750% due 7/15/08                          8,194,500
    5,300,000   NR         11.750% due 7/15/08                                                    4,664,000
    6,550,000   B+       Telewest Communications PLC, Sr. Notes, 11.250% due 11/1/08              7,761,750
                         Verio Inc., Sr. Notes:
    4,940,000   B-         10.375% due 4/1/05                                                     5,038,800
   10,185,000   B3*        11.250% due 12/1/08                                                   10,923,419
   10,945,000   NR       Versatel Telecom BV, Sr. Notes, 13.250% due 5/15/08                     11,437,529
    7,425,000   Caa      Viatel Inc., Sr. Notes, 11.250% due 4/15/08                              7,499,250
   11,325,000   NR       Wam!Net Inc., Company Guaranteed, step bond to yield 12.921%
                           due 3/01/05                                                            5,662,500
------------------------------------------------------------------------------------------------------------
                                                                                                296,842,225
------------------------------------------------------------------------------------------------------------
Transportation -- 1.0%
    3,500,000   B+       America Reefer Co. Ltd., 1st Mortgage Notes, 10.250% due 3/1/08          2,117,500
    3,775,000   BB-      Sea Containers Ltd., Sr. Sub. Debentures, 12.500% due 12/1/04            4,133,625
    8,575,000   B+       Stena Line AB, Sr. Notes, 10.625% due 6/1/08                             7,460,250
    7,550,000   B+       TBS Shipping International Ltd., 1st Mortgage, 10.000% due 5/1/05        3,246,500
------------------------------------------------------------------------------------------------------------
                                                                                                 16,957,875
------------------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES
                         (Cost -- $1,581,766,949)                                             1,532,096,834
------------------------------------------------------------------------------------------------------------
FOREIGN BONDS -- 3.7%
Broadcasting -- 0.3%
    2,975,000+  B-       Diamond Holdings, Company Guaranteed, 10.000% due 2/1/08                 5,030,872
------------------------------------------------------------------------------------------------------------
Cellular and Other Wireless -- 0.4%
   15,150,000++ CCC+     Dolphin Telecom PLC, Sr. Discount Notes, step bond to yield
                           11.365% due 6/1/08(c)                                                  6,796,348
------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.3%
    8,425,000#  B        Impress Metal, Sr. Sub. Notes, 9.875% due 5/29/07(c)                     5,405,659
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING(a)                             SECURITY                                    VALUE
============================================================================================================
Publishing -- 0.9%
$   9,350,000+  B        MiddleWeb PLC, Sr. Notes, 10.500% due 5/30/08                          $14,438,499
------------------------------------------------------------------------------------------------------------
Telecommunications -- 1.3%
                         Colt Telecom Bonds:
   18,950,000++ B          7.625% due 7/31/08                                                    11,113,402
    4,035,000++ B          7.625% due 7/31/08                                                     2,366,369
    4,439,000+  B        Colt Telecom, Sr. Notes, 10.125% due 11/30/07(c)                         5,076,291
    5,000,000++ B-       Espirit Telecom, Sr. Notes, 11.500% due 12/15/07(c)                      3,084,717
------------------------------------------------------------------------------------------------------------
                                                                                                 21,640,779
------------------------------------------------------------------------------------------------------------
Textiles/Apparel -- 0.5%
   16,850,000++ B        Texon International, Sr. Notes, 10.000% due 2/1/08(c)                    8,609,918
------------------------------------------------------------------------------------------------------------
                         TOTAL FOREIGN BONDS
                         (Cost -- $63,850,184)                                                   61,922,075
============================================================================================================

   SHARES                                             SECURITY                                    VALUE
============================================================================================================
COMMON STOCK -- 0.3%
Cellular and Other Wireless -- 0.0%
       18,375            Pagemart Nationwide Inc.                                                   128,625
------------------------------------------------------------------------------------------------------------
Healthcare -- 0.3%
       56,172            Tyco International Ltd.                                                  4,328,755
------------------------------------------------------------------------------------------------------------
                         TOTAL COMMON STOCK
                         (Cost -- $2,051,401)                                                     4,457,380
============================================================================================================
CONVERTIBLE PREFERRED STOCK -- 0.5%
Diversified Conglomerate/Manufacturing -- 0.2%
       60,000            Eagle-Picher Holdings, 11.750%                                           2,940,000
------------------------------------------------------------------------------------------------------------
Food and Beverages -- 0.0%
        2,383            Ameriking Inc., Sr. Preferred Exchangeable, 13.000%                         63,150
------------------------------------------------------------------------------------------------------------
Forest/Products/Printing -- 0.2%
       50,000            SD Warren & Co., 14.000%                                                 2,550,000
------------------------------------------------------------------------------------------------------------
Telephone/Communications -- 0.2%
        3,101            Intermedia Communications Inc., Pay-in-kind                              3,112,880
------------------------------------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE PREFERRED STOCK
                         (Cost -- $9,119,957)                                                     8,666,030
============================================================================================================
PREFERRED STOCK -- 1.5%
Banks -- 0.8%
      491,300            California Federal Bank Preferred Capital, 9.125%                       12,958,039
------------------------------------------------------------------------------------------------------------
Broadcasting -- 0.4%
       62,000            Capstar Communications, 12.625%                                          7,533,000
------------------------------------------------------------------------------------------------------------
Electronics/Computers -- 0.2%
      187,964            ViaSystems Inc., Series B                                                2,631,497
------------------------------------------------------------------------------------------------------------
Healthcare -- 0.1%
       16,600            Fresensius Medical Care                                                  1,751,300
------------------------------------------------------------------------------------------------------------
                         TOTAL PREFERRED STOCK
                         (Cost -- $25,096,702)                                                   24,873,836
============================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                 January 31, 1999
--------------------------------------------------------------------------------

   SHARES                                             SECURITY                                    VALUE
============================================================================================================
WARRANTS(d) -- 0.5%
Broadcasting -- 0.0%
       13,350            Australis Holdings Ltd., Expire 10/30/01                                 $       0
        1,000            Australis Media Ltd., Expire 5/15/03                                             0
       21,675            UIH Australia Pacific Inc., Expire 5/15/06                                  21,675
        5,925            Wireless One Inc., Expire 10/15/03                                           1,482
------------------------------------------------------------------------------------------------------------
                                                                                                     23,157
------------------------------------------------------------------------------------------------------------
Cellular and Other Wireless -- 0.2%
       65,340            Clearnet Communications Inc., Expire 9/15/05                               261,360
       10,375            Globalstar Telecommunications, Expire 2/15/04                              726,250
       10,475            Iridium World Communications Ltd., Expire 7/15/05                        1,455,816
       37,490            Pagemart Inc., Expire 12/31/03                                             187,450
       10,945            Versatel Warrants, Expire 5/15/08                                          109,450
       33,975            Wam!net Inc. Warrants, Expire 3/1/05                                       271,800
------------------------------------------------------------------------------------------------------------
                                                                                                  3,012,126
------------------------------------------------------------------------------------------------------------
Hotel, Casinos and Gaming -- 0.0%
      213,479            Trump Castle Hotel & Casino Inc., Expire 9/15/00                                 0
------------------------------------------------------------------------------------------------------------
Paper/Forest Products/Printing -- 0.0%
        8,025            SDW Holdings Corp., Expire 12/15/06                                        141,240
------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.3%
       15,250            Allegiance Telecom Inc., Expire 2/3/08                                     167,750
       13,100            Colt Telecom Group PLC, Expire 12/31/06                                  4,585,000
      154,250            Metronet Communications Corp, Class B, Expire 8/15/07                      539,875
        6,950            Nextel Communications Inc., Expire 4/25/99                                      69
       12,405            Primus Telecommunications, Expire 8/1/04                                    77,531
        9,550            RSL Communications Ltd., Expire 11/15/06                                   372,450
       14,405            Splitrock Services, Expire 7/15/08                                         158,455
------------------------------------------------------------------------------------------------------------
                                                                                                  5,901,130
------------------------------------------------------------------------------------------------------------
                         TOTAL WARRANTS
                         (Cost -- $4,236,958)                                                     9,077,653
============================================================================================================

    FACE
    AMOUNT                                            SECURITY                                    VALUE
============================================================================================================
REPURCHASE AGREEMENT -- 3.2%
$  54,754,000            Morgan Stanley Dean Witter & Co., 4.700% due 2/1/99;
                         Proceeds at maturity -- 54,775,445; (Fully collateralized by
                         U.S. Treasury Notes, 5.375 to 7.875% due 4/15/99 to 2/15/26;
                         Market value -- 56,122,935) (Cost -- 54,754,000)                        54,754,000
============================================================================================================
                         TOTAL INVESTMENTS -- 100%
                         (Cost-- $1,740,876,151**)                                           $1,695,847,808
============================================================================================================

(a) All ratings are by Standard & Poor's Rating Service, except those identified by an asterisk(*), which are rated by Moody's Investor Services, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security is segregated by Custodian for open forward foreign currency contracts.

(d)   Non-income producing security.

+     Face amount indicated denominated in British Pounds.

#     Face amount indicated denominated in European Currency Units.

++    Face amount indicated denominated in German Marks.

**    Aggregate cost for Federal income tax purposes is substantially the same.

See page 16 for definition of ratings.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 15

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating Service ("Standard & Poor's") -- Ratings from "BBB" to "D" may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

BBB            -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B and CCC --  Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D             --  Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.


Moody's Investor Services, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Baa" through "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Baa           --  Bonds rated "Baa" are considered to be medium grade
                  obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba            --  Bonds rated "Ba" are judged to have speculative elements;
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well characterize bonds in this class.

B             --  Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa           --  Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR            --  Indicates that the bond is not rated by Standard & Poor's or
                  Moody's.

--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                 January 31, 1999
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $1,740,876,151)                                          $1,695,847,808
    Receivable for Fund shares sold                                                              4,747,172
    Dividends and interest receivable                                                           35,098,242
    Receivable for open forward foreign currency contracts (Note 8)                                696,175
------------------------------------------------------------------------------------------------------------
    Total Assets                                                                             1,736,389,397
------------------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable for securities purchased                                                            13,462,731
    Dividends payable                                                                           12,267,246
    Investment advisory fees payable                                                               637,670
    Payable to bank                                                                                256,024
    Administration fees payable                                                                    255,068
    Distribution fees payable                                                                       53,318
    Payable for open forward foreign currency contracts (Note 8)                                    51,794
    Payable for Fund shares purchased                                                               49,788
    Accrued expenses                                                                               146,938
------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                           27,180,577
------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                            $1,709,208,820
============================================================================================================
NET ASSETS:
    Par value of shares of beneficial interest                                                   $ 157,270
    Capital paid in excess of par value                                                      1,918,427,065
    Overdistributed net investment income                                                      (10,689,285)
    Accumulated net realized loss from security transactions
      and foreign currencies                                                                  (154,013,500)
    Net unrealized depreciation of investments and foreign currencies                          (44,672,730)
------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                            $1,709,208,820
============================================================================================================
Shares Outstanding:
    Class A                                                                                     46,743,658
    --------------------------------------------------------------------------------------------------------
    Class B                                                                                     77,439,568
    --------------------------------------------------------------------------------------------------------
    Class L                                                                                     11,525,266
    --------------------------------------------------------------------------------------------------------
    Class Y                                                                                     21,552,545
    --------------------------------------------------------------------------------------------------------
    Class Z                                                                                          9,301
    --------------------------------------------------------------------------------------------------------
Net Asset Value:
    Class A (and redemption price)                                                                  $10.86
    --------------------------------------------------------------------------------------------------------
    Class B *                                                                                       $10.87
    --------------------------------------------------------------------------------------------------------
    Class L **                                                                                      $10.88
    --------------------------------------------------------------------------------------------------------
    Class Y (and redemption price)                                                                  $10.89
    --------------------------------------------------------------------------------------------------------
    Class Z (and redemption price)                                                                  $10.85
    --------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
    Class A (net asset value plus 4.71% of net asset value per share)                               $11.37
    --------------------------------------------------------------------------------------------------------
    Class L (net asset value plus 1.01% of net asset value per share)                               $10.99
============================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 17

--------------------------------------------------------------------------------
Statement of Operations (unaudited)    For the Six Months Ended January 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                                                  $ 80,738,158
    Dividends                                                                                      890,358
------------------------------------------------------------------------------------------------------------
    Total Investment Income                                                                     81,628,516
------------------------------------------------------------------------------------------------------------

EXPENSES:
    Distribution fees (Note 2)                                                                   3,990,554
    Investment advisory fees (Note 2)                                                            3,955,995
    Administration fees (Note 2)                                                                 1,582,398
    Shareholder and system servicing fees                                                          513,701
    Registration fees                                                                               89,753
    Shareholder communications                                                                      38,261
    Custody                                                                                         22,737
    Audit and legal                                                                                 18,948
    Trustees' fees                                                                                  12,465
    Other                                                                                           13,443
------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                              10,238,255
------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                           71,390,261
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 8):
    Realized Loss From:
      Security transactions (excluding short-term securities)                                  (21,811,913)
      Foreign currency transactions                                                             (1,613,200)
------------------------------------------------------------------------------------------------------------
    Net Realized Loss                                                                          (23,425,113)
------------------------------------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation (Depreciation) of Investments
    and Foreign Currencies:
      Beginning of period                                                                       49,012,499
      End of period                                                                            (44,672,730)
------------------------------------------------------------------------------------------------------------
    Increase in Net Unrealized Depreciation                                                    (93,685,229)
------------------------------------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                                                (117,110,342)
------------------------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                                       $ (45,720,081)
============================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 1999 (unaudited) and the Year Ended July 31, 1998

                                                                               1999                1998
============================================================================================================
OPERATIONS:
    Net investment income                                                 $  71,390,261     $  122,877,981
    Net realized gain (loss)                                                (23,425,113)        10,647,989
    Increase in net unrealized depreciation                                 (93,685,229)       (14,279,687)
------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From Operations                       (45,720,081)       119,246,283
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                   (72,823,010)      (132,554,109)
------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders                                         (72,823,010)      (132,554,109)
------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
    Net proceeds from sales                                                 545,364,175        885,478,695
    Net asset value of shares issued for
      reinvestment of dividends                                              19,975,071         57,783,246
    Cost of shares reacquired                                              (414,187,374)      (542,173,702)
------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From
      Fund Share Transactions                                               151,151,872        401,088,239
------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                       32,608,781        387,780,413
------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of period                                                   1,676,600,039      1,288,819,626
------------------------------------------------------------------------------------------------------------
    End of period*                                                       $1,709,208,820     $1,676,600,039
============================================================================================================
* Includes overdistributed net investment income of:                       $(10,689,285)       $(7,643,362)
============================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 19

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney High Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Premium Total Return Fund, Smith Barney Convertible Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, approximates value; (e) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) gains or losses on the sale of securities are recorded by using the specific identification method;
(i) dividends and distributions to shareholders are recorded on the ex-dividend date; (j) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized loss and overdistributed net investment income amounting to $55,847,557 and $2,310,494, respectively, was reclassified to paid in capital. Net investment income, net realized gains and net assets were not affected by this change; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market risk.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.50% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc., became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 1999, SSB received sales charges of $791,000 and $415,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                 Class A            Class B             Class L
================================================================================
CDSCs                           $  2,000            $539,000            $ 26,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 1999, total Distribution Plan fees incurred were:

                                   Class A           Class B            Class L
================================================================================
Distribution Plan Fees            $  598,869        $3,031,637        $  360,048
================================================================================

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $795,595,644
--------------------------------------------------------------------------------
Sales                                                                719,927,363
================================================================================

At January 31, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $  66,571,285
Gross unrealized depreciation                                      (111,599,628)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (45,028,343)
================================================================================


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Capital Loss Carryforward

At July 31, 1998, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $131,281,000 available, to offset future realized capital gains. To the extent that these capital carryforward losses are used to offset realized capital gains, it is probable that the gains so offset will not be distributed. The following capital loss carryforward amounts expire on July 31 in the year indicated below:

                                                                    Carryforward
Year                                                                   Amounts
================================================================================
1999                                                                $84,656,000
2000                                                                  9,861,000
2003                                                                 13,404,000
2004                                                                 23,360,000
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At January 31, 1999, the Fund had no open futures contracts.

6. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 1999, the Fund had no open purchased call or put options contracts.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

For the six months ended January 31, 1999, the Fund did not write any options.

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

8. Forward Foreign Currency Contracts

At January 31, 1999, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The net unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                                                         Local          Market       Settlement  Unrealized
Foreign Currency                                       Currency          Value          Date     Gain (Loss)
============================================================================================================
To Sell:
British Pound                                          2,387,703     $ 3,919,873       2/25/99    $ (51,794)
European Currency Unit                                 5,975,160       6,795,649        3/1/99      131,951
German Mark                                            5,049,583       2,936,605        3/3/99       98,365
German Mark                                            9,316,236       5,417,894        3/3/99      181,479
German Mark                                           14,598,653       8,489,904        3/3/99      284,380
------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on
  Forward Foreign Currency Contracts                                                               $644,381
============================================================================================================

9. Shares of Beneficial Interest

At July 31, 1998, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At January 31, 1999, total paid-in capital amounted to the following for each class:

                          Class A            Class B            Class L            Class Y          Class Z
============================================================================================================
Total Paid-in Capital  $528,639,799      $1,027,164,088      $128,202,502       $232,220,524      $2,357,422
============================================================================================================


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 23

--------------------------------------------------------------------------------
Notes to Financial Statement (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                             Six Months Ended                          Year Ended
                                             January 31, 1999                         July 31, 1998
                                      --------------------------------      --------------------------------
                                        Shares              Amount            Shares              Amount
============================================================================================================
Class A
Shares sold                           15,985,552        $ 172,883,466        22,998,211        $272,808,591
Shares issued on reinvestment            752,938            7,922,211         1,971,340          23,294,812
Shares reacquired                    (13,614,623)        (148,980,223)      (17,215,562)       (204,302,817)
------------------------------------------------------------------------------------------------------------
Net Increase                           3,123,867        $  31,825,454         7,753,989        $ 91,800,586
============================================================================================================
Class B
Shares sold                           12,809,376        $ 138,913,744        23,102,567        $274,466,045
Shares issued on reinvestment            953,902           10,053,535         2,391,943          28,277,649
Shares reacquired                     (9,489,517)        (102,793,687)       (9,879,005)       (117,285,811)
------------------------------------------------------------------------------------------------------------
Net Increase                           4,273,761        $  46,173,592        15,615,505        $185,457,883
============================================================================================================
Class L+
Shares sold                            5,220,269        $  56,455,943         4,744,290        $ 56,357,614
Shares issued on reinvestment            157,727            1,670,271           256,182           3,031,246
Shares reacquired                     (1,754,206)         (19,000,701)         (851,853)        (10,130,212)
------------------------------------------------------------------------------------------------------------
Net Increase                           3,623,790        $  39,125,513         4,148,619        $ 49,258,648
============================================================================================================
Class Y
Shares sold                           16,515,177        $ 177,111,020        23,695,209        $281,845,996
Shares issued on reinvestment             33,118              326,862           267,423           3,174,314
Shares reacquired                    (12,990,654)        (143,412,715)      (17,734,768)       (210,452,176)
------------------------------------------------------------------------------------------------------------
Net Increase                           3,557,641        $  34,025,167         6,227,864        $ 74,568,134
============================================================================================================
Class Z
Shares sold                                   --                   --                37        $        449
Shares issued on reinvestment                204        $       2,194               445               5,225
Shares reacquired                             (5)                 (48)             (225)             (2,686)
------------------------------------------------------------------------------------------------------------
Net Increase                                 199        $       2,146               257        $      2,988
============================================================================================================

+     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class A Shares                              1999(1)(2)        1998        1997       1996        1995        1994
====================================================================================================================
Net Asset Value, Beginning of Period        $  11.74       $  11.82    $  10.98    $  11.10    $  11.16    $  12.01
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.50           1.02        1.09        1.08        1.08        1.08
   Net realized and unrealized gain (loss)     (0.87)         (0.01)       0.83       (0.12)      (0.02)      (0.81)
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.37)          1.01        1.92        0.96        1.06        0.27
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.51)         (1.09)      (1.08)      (1.08)      (1.05)      (1.12)
   Capital                                        --             --          --          --       (0.07)         --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.51)         (1.09)      (1.08)      (1.08)      (1.12)      (1.12)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  10.86       $  11.74    $  11.82    $  10.98    $  11.10    $  11.16
--------------------------------------------------------------------------------------------------------------------
Total Return                                   (3.01)%++       8.85%      18.31%       8.95%      10.28%       2.11%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $507,655       $512,294    $424,087    $341,040    $316,716    $233,678
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     1.04%+         1.05%       1.06%       1.10%       1.11%       1.11%
   Net investment income                        9.16+          8.61        9.57        9.65       10.03        9.27
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           46%           102%         78%         72%         60%         98%
====================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class B Shares                              1999(1)(2)       1998        1997        1996        1995        1994
====================================================================================================================

Net Asset Value, Beginning of Period        $  11.75       $  11.83    $  10.99    $  11.11    $  11.16    $  12.01
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.47           0.96        1.03        1.02        1.03        1.02
   Net realized and unrealized gain (loss)     (0.87)         (0.01)       0.83       (0.12)      (0.02)      (0.81)
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.40)          0.95        1.86        0.90        1.01        0.21
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.48)         (1.03)      (1.02)      (1.02)      (0.99)      (1.06)
   Capital                                        --             --          --          --       (0.07)         --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.48)         (1.03)      (1.02)      (1.02)      (1.06)      (1.06)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  10.87       $  11.75    $  11.83    $  10.99    $  11.11    $  11.16
--------------------------------------------------------------------------------------------------------------------
Total Return                                   (3.27)%++       8.34%      17.72%       8.41%       9.77%       1.60%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $841,402       $859,472    $680,916    $560,031    $478,499    $509,608
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     1.53%+         1.55%       1.55%       1.59%       1.61%       1.60%
   Net investment income                        8.68+          8.11        9.07        9.16        9.52        8.77
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           46%           102%         78%         72%         60%         98%
====================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class L Shares                              1999(1)(2)     1998(3)    1997      1996   1995(4)(5)
==================================================================================================
Net Asset Value, Beginning of Period        $  11.76       $11.84    $11.00    $11.11    $10.90
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.48         0.97      1.04      1.03     0.95
   Net realized and unrealized gain (loss)     (0.87)       (0.01)     0.83     (0.11)    0.23
--------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.39)        0.96      1.87      0.92     1.18
--------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.49)       (1.04)    (1.03)    (1.03)   (0.90)
   Capital                                        --           --        --        --    (0.07)
--------------------------------------------------------------------------------------------------
Total Distributions                            (0.49)       (1.04)    (1.03)    (1.03)   (0.97)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  10.88       $11.76    $11.84    $11.00   $11.11
--------------------------------------------------------------------------------------------------
Total Return                                   (3.24)%++     8.38%    17.77%     8.56%   11.50%++
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $125,415      $92,946   $44,444   $21,049   $6,011
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     1.46%+       1.48%     1.48%     1.51%    1.56%+
   Net investment income                        8.75+        8.15      9.14      9.23     9.58+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           46%         102%       78%       72%      60%
==================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

(4) On November 7, 1994, the former Class D shares were renamed Class C shares.

(5)   For the period from August 24, 1994 (inception date) to July 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class Y Shares                              1999(1)(2)        1998        1997       1996      1995(3)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  11.77       $  11.84    $  10.99    $ 11.10    $ 10.88
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.49           1.05        1.12       0.92       0.09
   Net realized and unrealized gain (loss)     (0.84)         (0.01)       0.84      (0.11)      0.23
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.35)          1.04        1.96       0.81       0.32
--------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.53)         (1.11)      (1.11)     (0.92)     (0.03)
   Capital                                        --             --          --         --      (0.07)
--------------------------------------------------------------------------------------------------------
Total Distributions                            (0.53)         (1.11)      (1.11)     (0.92)     (0.10)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  10.89       $  11.77    $  11.84    $ 10.99    $ 11.10
--------------------------------------------------------------------------------------------------------
Total Return                                   (2.86)%++       9.18%      18.68%      9.32%      2.91%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $234,636       $211,781    $139,269    $35,097    $10,306
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     0.71%+         0.72%       0.73%      0.76%      0.86%+
   Net investment income                        9.40+          8.83        9.90       9.98      10.28+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           46%           102%         78%        72%        60%
--------------------------------------------------------------------------------------------------------

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from April 28, 1995 (inception date) to July 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended July 31, except where noted:

Class Z Shares                            1999(1)(2)     1998(2)    1997(2)     1996        1995(3)       1994
=================================================================================================================
Net Asset Value, Beginning of Period        $11.74       $11.80     $10.99     $11.09       $11.16       $12.01
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                      0.51         1.04       1.12       1.11         1.11         1.10
   Net realized and unrealized gain (loss)   (0.87)        0.01       0.80      (0.10)       (0.03)       (0.80)
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (0.36)        1.05       1.92       1.01         1.08         0.30
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.53)       (1.11)     (1.11)     (1.11)       (1.08)       (1.15)
   Capital                                      --           --         --         --        (0.07)          --
-----------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.53)       (1.11)     (1.11)     (1.11)       (1.15)       (1.15)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.85       $11.74     $11.80     $10.99       $11.09       $11.16
-----------------------------------------------------------------------------------------------------------------
Total Return                                 (2.97)%++     9.33%     18.29%      9.42%       10.55%        2.37%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $  101       $  107     $  104     $7,158       $9,917       $11,370
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                   0.80%+       0.85%      0.75%      0.77%        0.86%        0.77%
   Net investment income                      9.18+        8.82       9.88       9.98        10.28         9.61
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         46%         102%        78%        72%          60%          98%
=================================================================================================================

(1)   For the six months ended January 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) On November 7, 1994, the former Class C shares were renamed Class Z shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney High Income Fund                                                 29

Smith Barney
High Income Fund

Trustees

Lee Abraham
Allan J. Bloostein
Richard E. Hanson, Jr.
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

John C. Bianchi
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for general information of the shareholders of Smith Barney Income Funds -- Smith Barney High Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SALOMON SMITH BARNEY
--------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
High Income Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2172 3/99